UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number : 811-08231

SPIRIT OF AMERICA INVESTMENT FUND, INC.

(Exact name of registrant as specified in charter)

477 Jericho Turnpike

P.O. Box 9006

Syosset, NY 11791-9006

(Address of principal executive offices) (Zip code)

Mr. David Lerner

David Lerner Associates

477 Jericho Turnpike

P.O. Box 9006

Syosset, NY 11791-9006

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-516-390-5565

Date of fiscal year end: December 31

Date of reporting period: June 30, 2015

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

SEMI-ANNUAL REPORT

JUNE 30, 2015

MESSAGE TO OUR SHAREHOLDERS

Dear Shareholder,

We are happy to have this opportunity to share with you, our shareholders, the Semiannual Report for the Spirit of America Real Estate Income and Growth Fund. This includes a review of our performance for the first six months of 2015, in addition to a discussion of our outlook on the economy, and our thoughts on the securities markets.

At Spirit of America Investment Funds, our team takes a comprehensive approach to investing. We analyze economic trends, and evaluate industries that could benefit from those trends. Based upon this analysis, we select investments we believe are positioned to provide the best potential returns. Our portfolio managers utilize their extensive backgrounds in their respective fields to carefully scrutinize each security in the portfolio on an ongoing basis.

Despite the slow pace of growth our country faced in the first half of the year, we see indications that the economy began to reaccelerate mid-year, and we anticipate continued growth for the full year 2015. As economic growth recovered, shares of many REITs declined, and we found opportunities to accumulate real estate stocks at what we believe were attractive valuations.

The Spirit of America Real Estate Income and Growth Fund’s investment philosophy continues to be to seek enduring value in the infrastructure of America by investing in real estate companies which own office buildings, shopping malls, hotels, apartments, and other income producing assets. Our goal is to maximize total return to shareholders by benefitting from the income generated through the rental of these properties, while also participating in potential long term appreciation of asset values.

We thank you for your support, and look forward to your future investment in the Spirit of America Real Estate Income and Growth Fund.

Sincerely,

David Lerner	Raymond Mathis
President Spirit of America Investment Fund, Inc.	Portfolio Manager

REAL ESTATE INCOME AND GROWTH FUND	1

MANAGEMENT DISCUSSION

Economic Summary

Economic growth is expected to remain positive in the first half of fiscal year 2015 despite the negative GDP reading in the first quarter. We believe that the economy will continue to expand as we head into the second half of fiscal 2015. Leading economic indicators have returned to positive territory at the end of the first half of FY 2015, from the one time negative month-over-month change seen in February.

The employment picture continues to improve, with the US adding on average 250,000 non-farm jobs over a 12 month period. Notably, the unemployment reading recently dropped to 5.3%, a marked improvement from 5.8% at FY 2014 end. First time jobless claims remain well below levels seen in the prior five years, and recently dipped to 255,000, one of the strongest readings in years. We view this as a very positive signs for the employment picture, and future economic growth.

The energy sector almost certainly contributed to the slowdown in economic activity in the first quarter, with the US drilling rig count falling from 1,763 at the end of FY 2014 to 875 at the end of the first half of FY 2015. After bottoming in June, the industry has seen drilling activity begin to recover more recently. As such, we expect weakness in real estate markets in geographies which rely upon energy for a significant portion of their respective economies. Conversely, the year-over-year decline in gasoline prices could lead to more robust consumer discretionary spending, potentially benefitting lodging and retail property fundamentals.

Market Summary

For the first half of 2015, the S&P 500 provided a total return of 1.2%. With the expectation of tightening Federal Reserve policy, stocks in the Financial Sector generally underperformed the broader market in the first half of 2015. As members of the financial sector, REITs were not immune from the aforementioned concerns. Having outperformed the S&P 500 wire to wire in 2014, REITs began to lose momentum at the end of January 2015, and underperformed the broader market.

We believe real estate companies have continued to benefit from improving financial conditions, positive underlying fundamentals, and stronger balance sheets. Unlike private property owners, publicly traded REITs have been able to access the public capital markets to issue bonds, preferred stock, and raise common equity. Many REITs have sought to call preferred stock and redeem maturing bonds while issuing new securities at lower interest rates. As a result, we believe publicly traded REITs, with their lower cost of capital, will continue to outperform the private real estate markets over the near term.

Fund Summary

The Spirit of America Real Estate Income and Growth Fund, SOAAX (the “Fund”), remained diversified across several property types, and many geographic areas. Relative to our benchmark index, the Fund was most underweight Healthcare, Regional Malls, and Storage REITs. Given the sharp decline in home ownership and an increased propensity to rent, the fund was on average overweight Manufactured Housing, Apartment REITs and Hotel REITs. The fund’s overweight position in hotel shares was predicated on a rebound in business travel given rising corporate profits. Given what we believe to be strong employment growth in the technology sector, the Fund was also overweighted in office REITs with a west coast geographic focus. It is also worth noting that the Fund had an

2	SPIRIT OF AMERICA

MANAGEMENT DISCUSSION (CONT.)

allocation in energy infrastructure Master Limited Partnerships (MLPs), and as such had a weighting in Pipelines that was not included in the index.

Return Summary

The Spirit of America Real Estate Income and Growth Fund, SOAAX (the “Fund”), had a total return of -4.67% (no load, gross of fees) for the 6 months ending June 30, 2015 (Source: Huntington Asset Services). This compares to the -6.18% decline of its benchmark, the MSCI US REIT Index, for the same period. That result does not take the maximum front end sales charge of 5.25% or the expense ratio of 1.56% for Class A shares into account.

The Fund’s outperformance relative to its benchmark was primarily due to its allocation to Refining MLPs, followed by its underweight position in Healthcare REITs, and stock selection within Industrial REITs. The largest detractor from fund performance was the Fund’s allocation to the Pipeline MLPs, followed by a position in Mortgage REITs.

Including sales charge and expenses, as of June 30, 2015 the Fund’s one year return was -1.73%. The annualized five year return was 11.56%, while the average annual return over the past ten years was 2.42% (Source: Huntington Asset Services).

REAL ESTATE INCOME AND GROWTH FUND	3

ILLUSTRATION OF INVESTMENT (UNAUDITED)

Summary of Portfolio Holdings (Unaudited)

As of June 30, 2015

Office Space (REITs)	17.93%	$22,631,415
Apartments (REITs)	17.57%	22,177,725
Hotels (REITs)	12.16%	15,353,760
Diversified (REITs)	11.96%	15,104,645
Energy	10.14%	12,795,762
Shopping Centers (REITs)	7.88%	9,953,545
Regional Malls (REITs)	6.29%	7,947,200
Health Care (REITs)	4.20%	5,296,587
Storage (REITs)	3.84%	4,848,747
Industrial (REITs)	3.57%	4,509,162
Manufactured Homes (REITs)	1.85%	2,337,079
Financials	1.25%	1,580,107
Money Market	0.92%	1,162,082
Consumer Discretionary	0.44%	551,000
Total Investments	100.00%	$126,248,816

4	SPIRIT OF AMERICA

Average Annual Returns (Unaudited)

(For the Periods Ended June 30, 2015)

	Six Months	1 Year	5 Year	10 Year
Spirit of America Real Estate Income and Growth Fund (NAV)	(5.41)%	3.74%	12.79%	2.97%
Spirit of America Real Estate Income and Growth Fund (POP)	(10.40)%	(1.73)%	11.56%	2.42%
The MSCI US REIT Index	(6.18)%	3.94%	14.29%	6.96%

NAV represents the Net Asset Value. Returns at NAV do not reflect the maximum 5.25% sales charge. POP represents Public Offering Price and returns at POP do reflect the maximum 5.25% sales charge. Total returns for periods less than one year are not annualized.

Performance data quoted represents past performance; past performance is no guarantee of future results.

The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted.

Growth of $10,000

(includes one-time 5.25% maximum sales charge and reinvestment of all distributions)

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance information current to the most recent month-end, please call 1-800-452-4892.

The Morgan Stanley Capital International (“MSCI”) US REIT Index is an unmanaged index. The MSCI US REIT Index is a free float-adjusted market capitalization weighted index that is comprised of equity Real Estate Investment Trusts (“REITs”) that are included in the MSCI US Investable Market 2500 Index, with the exception of specialty equity REITs that do not generate a majority of their revenue and income from real estate rental and leasing operations. The index represents approximately 85% of the US REIT universe. The performance of an index assumes no transaction costs, taxes, management fees or other expenses. A direct investment in an index is not possible.

REAL ESTATE INCOME AND GROWTH FUND	5

DISCLOSURE OF FUND EXPENSES (UNAUDITED)

FOR THE SIX MONTH PERIOD JANUARY 1, 2015 TO JUNE 30, 2015

We believe it is important for you to understand the impact of fees regarding your investment. All mutual funds have operating expenses. As a shareholder of the Fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from the Fund’s gross income, directly reduce the investment return of the Fund.

The Fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing fees (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the six month period, January 1, 2015 to June 30, 2015.

Spirit of America Real Estate Income and Growth Fund

	Beginning Account Value 1/1/15	Ending Account Value 6/30/15	Expense Ratio(1)	Expenses Paid During Period(2)
Actual Fund Return	$1,000.00	$945.90	1.56%	$7.52
Hypothetical 5% Return	$1,000.00	$1,017.06	1.56%	$7.80

This table illustrates your Fund’s costs in two ways:

Actual Fund Return: This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, the third column shows the period’s annualized expense ratio, and the last column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund at the beginning of the period. You may use the information here, together with your account value, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period.”

Hypothetical 5% Return: This section is intended to help you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had a return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), or redemption fees.

(1)	Annualized, based on the Fund’s most recent half-year expenses.

(2)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the period (181), then divided by 365.

6	SPIRIT OF AMERICA

SCHEDULE OF INVESTMENTS	JUNE 30, 2015 (UNAUDITED)

	Shares	Market Value
Common Stocks 98.64%

Apartments (REITs) 17.59%
Apartment Investment & Management Co., Class A	117,600	$4,342,968
AvalonBay Communities, Inc.	30,000	4,796,100
Camden Property Trust	25,000	1,857,000
Equity Residential	58,800	4,125,996
Essex Property Trust, Inc.	17,971	3,818,837
UDR, Inc.	101,056	3,236,824
		22,177,725

Consumer Discretionary 0.44%
Hilton Worldwide Holdings, Inc.*	20,000	551,000

Diversified (REITs) 11.40%
CorEnergy Infrastructure Trust, Inc.	50,000	316,000
Coresite Realty Corp.	50,200	2,281,088
Digital Realty Trust, Inc.	90,300	6,021,204
DuPont Fabros Technology, Inc.	23,700	697,965
Gramercy Property Trust, Inc.	11,000	257,070
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	73,567	1,475,018
STAG Industrial, Inc.	30,000	600,000
Vornado Realty Trust	10,000	949,300
WP Carey, Inc.	30,000	1,768,200
		14,365,845

Energy 10.15%
Azure Midstream Partners LP	29,000	343,940
Calumet Specialty Products Partners LP	180,830	4,603,932
DCP Midstream Partners LP	11,000	337,590
Enbridge Energy Partners LP	29,312	976,969
Enterprise Products Partners LP	79,202	2,367,348
Magellan Midstream Partners LP	15,000	1,100,700
Targa Resources Partners LP	30,000	1,158,000
USA Compression Partners LP	50,000	958,000
Western Gas Partners LP	14,980	949,283
		12,795,762

Financials 1.25%
Ashford, Inc.*	1,580	137,887
NorthStar Asset Management Group, Inc.	78,000	1,442,220
		1,580,107

See accompanying notes which are an integral part of these financial statements.

REAL ESTATE INCOME AND GROWTH FUND	7

SCHEDULE OF INVESTMENTS (CONT.)	JUNE 30, 2015 (UNAUDITED)

	Shares	Market Value

Health Care (REITs) 4.20%
HCP, Inc.	50,000	$1,823,500
Health Care REIT, Inc.	17,300	1,135,399
Ventas, Inc.	37,650	2,337,688
		5,296,587

Hotels (REITs) 12.18%
Chesapeake Lodging Trust	33,200	1,011,936
DiamondRock Hospitality Co.	250,000	3,202,500
FelCor Lodging Trust, Inc.	177,700	1,755,676
LaSalle Hotel Properties	44,600	1,581,516
Pebblebrook Hotel Trust	103,414	4,434,392
RLJ Lodging Trust	30,000	893,400
Ryman Hospitality Properties, Inc.	10,000	531,100
Sotherly Hotels, Inc.	52,000	367,640
Strategic Hotels & Resorts, Inc.*	130,000	1,575,600
		15,353,760

Industrial (REITs) 3.58%
DCT Industrial Trust, Inc.	14,214	446,888
First Industrial Realty Trust, Inc.	18,808	352,274
ProLogis, Inc.	100,000	3,710,000
		4,509,162

Manufactured Homes (REITs) 1.85%
Equity Lifestyle Properties, Inc.	15,050	791,329
Sun Communities, Inc.	25,000	1,545,750
		2,337,079

Office Space (REITs) 17.95%
BioMed Realty Trust, Inc.	120,000	2,320,800
Blackstone Mortgage Trust, Inc.	45,000	1,251,900
Boston Properties, Inc.	24,000	2,904,960
City Office REIT, Inc.	82,500	1,023,000
CyrusOne, Inc.	48,537	1,429,415
Hudson Pacific Properties, Inc.	93,900	2,663,943
Kilroy Realty Corp.	80,000	5,372,000
QTS Realty Trust, Inc.*	61,479	2,240,909
SL Green Realty Corp.	29,200	3,208,788
Starwood Property Trust, Inc.	10,000	215,700
		22,631,415

See accompanying notes which are an integral part of these financial statements.

8	SPIRIT OF AMERICA

SCHEDULE OF INVESTMENTS (CONT.)	JUNE 30, 2015 (UNAUDITED)

	Shares	Market Value

Regional Malls (REITs) 6.30%
General Growth Properties, Inc.	40,000	$1,026,400
Simon Property Group, Inc.	40,000	6,920,800
		7,947,200

Shopping Centers (REITs) 7.90%
DDR Corp.	75,000	1,159,500
Federal Realty Investment Trust	40,000	5,123,600
Kimco Realty Corp.	74,250	1,673,595
Regency Centers Corp.	20,000	1,179,600
Weingarten Realty Investors	25,000	817,250
		9,953,545

Storage (REITs) 3.85%
CubeSmart	20,000	463,200
Extra Space Storage, Inc.	25,000	1,630,500
Sovran Self Storage, Inc.	31,700	2,755,047
		4,848,747
Total Common Stocks
(Cost $92,174,867)		124,347,934

Preferred Stocks 0.59%

Diversified (REITs) 0.59%
CorEnergy Infrastructure Trust, Inc., Series A, 7.38%	20,000	483,000
Wells Fargo Real Estate Investment Corp, Series A, 6.38%	10,000	255,800
Total Preferred Stocks
(Cost $750,000)		738,800

Money Market 0.92%
Fidelity Institutional Money Market Funds — Prime Money Market Portfolio, 0.11% (a)	1,162,082	1,162,082

Total Money Market
(Cost $1,162,082)		1,162,082

Total Investments — 100.15%
(Cost $94,086,949)		126,248,816
Liabilities in Excess of Other Assets — (0.15)%		(185,918)
NET ASSETS — 100.00%		$126,062,898

(a)	Rate disclosed is the seven day yield as of June 30, 2015.
*	Non-income producing security.

REIT- Real Estate Investment Trust

See accompanying notes which are an integral part of these financial statements.

REAL ESTATE INCOME AND GROWTH FUND	9

STATEMENT OF ASSETS AND LIABILITIES	JUNE 30, 2015 (UNAUDITED)

ASSETS
Investments in securities at value (cost $94,086,949)	$126,248,816
Receivable for Fund shares sold	24,422
Dividends and interest receivable	570,587
Receivable for investments sold	428,247
Prepaid expenses	24,411
TOTAL ASSETS	127,296,483

LIABILITIES
Payable for investments purchased	932,310
Payable for Fund shares redeemed	84,042
Payable for investment advisory fees	103,685
Payable for accounting and administration fees	8,031
Payable for distributions to shareholders	32,147
Payable for distribution fees	32,068
Payable to custodian	810
Payable for audit fees	13,036
Payable for printing fees	12,647
Payable for transfer agent fees	13,170
Payable for chief compliance officer salary	438
Other accrued expenses	1,201
TOTAL LIABILITIES	1,233,585
NET ASSETS	$126,062,898
Net assets applicable to 10,208,580 shares outstanding, $0.001 par value (500,000,000 authorized shares)	$126,062,898
Net asset value and redemption price per share ($126,062,898 ÷ 10,208,580 shares)	$12.35
Maximum offering price per share ($12.35 ÷ 0.9475)	$13.03

SOURCE OF NET ASSETS
As of June 30, 2015, net assets consisted of:
Paid-in capital	$86,819,589
Accumulated undistributed net investment income	1,021,224
Accumulated net realized gain on investments	6,060,218
Net unrealized appreciation on investments	32,161,867
NET ASSETS	$126,062,898

See accompanying notes to financial statements.

10	SPIRIT OF AMERICA

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2015 (Unaudited)

INVESTMENT INCOME
Dividends	$2,638,292
TOTAL INVESTMENT INCOME	2,638,292

EXPENSES
Investment advisory	668,527
Distribution	206,762
Accounting and Administration	43,927
Transfer agent	63,992
Audit	13,636
Chief Compliance Officer salary	2,272
Custodian	6,044
Directors	7,750
Insurance	15,442
Legal	7,399
Printing	28,424
Registration	6,615
Line of credit	399
Interest	1,532
Other	1,402
NET EXPENSES	1,074,123
NET INVESTMENT INCOME	1,564,169

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain from investment transactions	5,044,579
Net change in unrealized appreciation (depreciation) of investments	(13,786,952)
Net realized and unrealized loss on investments	(8,742,373)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(7,178,204)

See accompanying notes to financial statements.

REAL ESTATE INCOME AND GROWTH FUND	11

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended June 30, 2015 (Unaudited)	For the Year Ended December 31, 2014

OPERATIONS
Net investment income	$1,564,169	$1,768,475
Net realized gain on investment and option transactions	5,044,579	20,722,534
Net change in unrealized appreciation (depreciation) of investments	(13,786,952)	11,151,021
Net increase (decrease) in net assets resulting from operations	(7,178,204)	33,642,030

DISTRIBUTIONS TO SHAREHOLDERS
Distributions from net investments income	(542,945)	(1,768,475)
Distributions from realized gains	—	(52,762)
Total distributions to shareholders	(542,945)	(1,821,237)

CAPITAL SHARE TRANSACTIONS (Dollar Activity)
Shares sold	8,016,879	14,028,022
Shares issued from reinvestment of distributions	480,058	1,602,379
Shares redeemed	(13,251,447)	(35,764,678)
Decrease in net assets derived from capital share transactions	(4,754,510)	(20,134,277)
Total increase (decrease) in net assets	(12,475,659)	11,686,516

NET ASSETS
Beginning of period	138,538,557	126,852,041
End of period	$126,062,898	$138,538,557

Accumulated undistributed net investment income (loss)	$1,021,224	$—

Transactions in capital stock were:
Shares sold	596,598	1,176,933
Shares issued from reinvestment of distributions	37,187	130,772
Shares redeemed	(991,991)	(3,103,137)
Decrease in shares outstanding	(358,206)	(1,795,432)

See accompanying notes to financial statements.

12	SPIRIT OF AMERICA

FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout the period presented.

	For The Six Months Ended June 30, 2015 (Unaudited)	For The Year Ended December 31, 2014	For The Year Ended December 31, 2013	For The Year Ended December 31, 2012	For The Year Ended December 31, 2011	For The Year Ended December 31, 2010
Net Asset Value, Beginning of Period	$13.11	$10.26	$10.06	$8.88	$8.94	$6.87

Income from Investment Operations:
Net investment income	0.15	0.16	0.04	0.08 [1]	0.03 [1]	0.04 [1]
Net realized and unrealized gain on investments	(0.86)	2.86	0.28	1.26	0.08	2.18
Total income from investment operations	(0.71)	3.02	0.32	1.34	0.11	2.22

Less Distributions:
Distributions from net investment income	(0.05)	(0.16)	(0.04)	(0.16)	(0.04)	(0.04)
Distributions from capital gains	—	(0.01)	—	—	—	(0.11)
Distributions from return of capital	—	—	(0.08)	—	(0.13)	—
Total distributions	(0.05)	(0.17)	(0.12)	(0.16)	(0.17)	(0.15)

Net Asset Value, End of Period	$12.35	$13.11	$10.26	$10.06	$8.88	$8.94
Total Return ²	(5.41)%[3]	29.55%	3.15%	15.10%	1.24%	32.41%

Ratios/Supplemental Data:
Net assets, end of period (000)	$126,063	$138,539	$126,852	$134,353	$139,027	$183,450
Ratio of expenses to average net assets:
Before expense reimbursement or recapture	1.56%[4]	1.56%	1.68%	1.75%	1.74%	1.75%
After expense reimbursement or recapture	1.56%[4]	1.56%	1.68%	1.75%	1.74%	1.77%
Ratio of net investment income to average net assets	2.27%[4]	1.36%	0.33%	0.84%	0.38%	0.47%
Portfolio turnover	21%[3]	43%	31%	10%	7%	13%

1 Calculated based on the average number of shares outstanding during the period.

2 Calculation does not reflect sales load.

3 Calculation is not annualized.

4 Calculation is annualized.

See accompanying notes to financial statements.

REAL ESTATE INCOME AND GROWTH FUND	13

NOTES TO FINANCIAL STATEMENTS	JUNE 30, 2015 (UNAUDITED)

Note 1 – Organization

Spirit of America Real Estate Income and Growth Fund (the “Fund”), a series of the Spirit of America Investment Fund, Inc. (the “Company”), is an open-end diversified mutual fund registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Company was incorporated under the laws of Maryland on May 15, 1997. The Fund commenced operations on January 9, 1998. The Fund currently offers one class of shares, Class A shares. Effective April 11, 2013, Class B shares of the Fund closed. The Fund seeks current income and growth of capital by investing in equity real estate investment trusts (“REITs”) and the equity securities of real estate industry companies.

Note 2 – Significant Accounting Policies

The Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”) for investment companies.

A. Security Valuation: The offering price and net asset value (“NAV”) per share for the Fund are calculated as of the close of regular trading on the New York Stock Exchange (“NYSE”), currently 4:00 p.m., Eastern Time on each day the NYSE is open for trading. The Fund’s securities are valued at the official close or the last reported sales price on the principal exchange on which the security trades, or if no sales price is reported, the mean of the latest bid and asked prices is used. Securities traded over-the-counter are priced at the mean of the latest bid and asked prices. Unlisted securities traded in the over-the-counter market are valued using an evaluated quote provided by the independent pricing service, or, if an evaluated quote is unavailable, such securities are valued using prices received from dealers, provided that if the dealer supplies both bid and ask prices, the price to be used is the mean of the bid and asked prices. The independent pricing service derives an evaluated quote by obtaining dealer quotes, analyzing the listed markets, reviewing trade execution data and employing sensitivity analysis. Evaluated quotes may also reflect appropriate factors such as individual characteristics of the issue, communications with broker-dealers, and other market data. Short-term investments having a maturity of 60 days or less are valued at amortized cost, which the Board of Directors (the “Board”) believes represents fair value. Fund securities for which market quotations are not readily available are valued at fair value as determined in good faith under procedures established by and under the supervision of the Board.

B. Fair Value Measurements: Various inputs are used in determining the fair value of investments which are as follows:

• Level 1 –	Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date.

• Level 2 –	Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

• Level 3 –	Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments).

14	SPIRIT OF AMERICA

NOTES TO FINANCIAL STATEMENTS (CONT.)	JUNE 30, 2015 (UNAUDITED)

The summary of inputs used to value the Fund’s net assets as of June 30, 2015 is as follows:

		Value Inputs
Assets	Level 1 – Quoted Prices in Active Markets	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Totals
Common Stocks*	$124,347,934	$—	$—	$124,347,934
Preferred Stocks	738,800	—	—	738,800
Money Market Securities	1,162,082	—	—	1,162,082

Total	$126,248,816	$—	$—	$126,248,816

*	Refer to Schedule of Investments for industry classifications.

The Fund did not have any transfers between levels during the period ended June 30, 2015. The Fund recognizes transfers between fair value hierarchy levels at the end of the reporting period.

C. Investment Income and Securities Transactions: Security transactions are accounted for on the date the securities are purchased or sold (trade date). Cost is determined and gains and losses are based on the identified cost basis for both financial statement and federal income tax purposes. Dividend income and distributions to shareholders are reported on the ex-dividend date. Interest income and expenses are accrued daily.

D. Federal Income Taxes: The Fund intends to comply with all requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

E. Use of Estimates: In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

F. Distributions to Shareholders: The Fund intends to distribute substantially all of its net investment income and capital gains to shareholders each year. Normally, income distributions will be paid quarterly. Capital gains, if any, will be distributed annually in December, but may be distributed more frequently if deemed advisable by the Board. All such distributions are taxable to the shareholders whether received in cash or reinvested in shares. The Fund has made certain investments in REITs which pay distributions to their shareholders based upon available funds from operations. Each REIT reports annually the tax character of its distributions. It is quite common for these distributions to exceed the REIT’s taxable earnings and profits resulting in the excess portion of such distributions being designated as a return of capital or long-term capital gain. The Fund intends to include the gross distributions from such REITs in its distributions to its shareholders; accordingly, a portion of the distributions paid to the Fund and subsequently distributed to shareholders may be re-characterized. The final determination of the amount of the Fund’s return of capital distribution for the period will be made after the end of each calendar year.

REAL ESTATE INCOME AND GROWTH FUND	15

NOTES TO FINANCIAL STATEMENTS (CONT.)	JUNE 30, 2015 (UNAUDITED)

Note 3 – Purchases and Sales of Securities

Purchases and proceeds from the sales of securities for the six months ended June 30, 2015, excluding short-term investments, were $29,011,755 and $28,730,885, respectively.

Note 4 – Investment Management Fee and Other Transactions with Affiliates

Spirit of America Management Corp. (the “Adviser”) has been retained to act as the Company’s investment adviser pursuant to an Investment Advisory Agreement (the “Advisory Agreement”). The Adviser was incorporated in 1997 and is a registered investment adviser under the Investment Advisers Act of 1940, as amended. Under the Advisory Agreement, the Fund pays the Adviser a monthly fee of 1/12 of 0.97% of the Fund’s average daily net assets. Investment advisory fees for the six months ended June 30, 2015, were $668,527.

The Adviser has contractually agreed to waive advisory fees and/or reimburse expenses so that the total operating expenses for Class A Shares will not exceed 1.97% of the average daily net assets of each class through April 30, 2016. For the six months ended June 30, 2015, there were no advisory fees reimbursed to the Fund.

Any amounts waived or reimbursed by the Adviser are subject to reimbursement by the Fund within the following three years, provided the Fund is able to make such reimbursement and remain in compliance with the expense limitation as stated above. For the six months ended June 30, 2015, the Fund did not reimburse the Adviser. There is no balance of recoverable expenses to the Adviser at June 30, 2015.

The Fund has adopted a distribution plan for Class A Shares pursuant to Rule 12b-1 (“Plan”). The Plan permits the Fund to pay David Lerner Associates, Inc. (the “Distributor”), a monthly fee of 1/12 of 0.30% from the average daily net assets of Class A Shares, for the Distributor’s services and expenses in distributing shares of the class and providing personal services and/or maintaining shareholder accounts. For the six months ended June 30, 2015, fees paid to the Distributor under the Plan were $206,762 for Class A Shares.

The Fund’s Class A Shares are subject to an initial sales charge imposed at the time of purchase, in accordance with the Fund’s current prospectus. For the six months ended June 30, 2015, sales charges on Class A Shares paid to the Distributor were $414,757. A contingent deferred sales charge (“CDSC”) of 1.00% may be imposed on redemptions of $1 million or more made within one year of purchase on Class A Shares.

Certain Officers and Directors of the Company are “affiliated persons”, as that term is defined in the 1940 Act, of the Adviser or the Distributor. Each Director of the Company, who is not an affiliated person of the Adviser or Distributor, receives a quarterly retainer of $4,250, $1,000 for each Board meeting attended, and $500 for each committee meeting attended plus reimbursement for certain travel and other out-of-pocket expenses incurred in connection with attending Board meetings. The Company does not compensate the Officers for the services they provide. There are no Directors’ fees paid to affiliated Directors of the Company. For the six months ended June 30, 2015, the Fund was allocated $2,272 of the Chief Compliance Officer’s salary.

Note 5 – Concentration Risk

The Fund invests primarily in real estate related securities. A fund that concentrates its investments is subject to greater risk of loss than a fund that has a more diversified portfolio of investments. Investments in real estate and real estate-related equity securities involve risks different from, and in certain cases greater than, the risks presented by equity securities generally. The main risks are those presented by direct ownership of real estate or

16	SPIRIT OF AMERICA

NOTES TO FINANCIAL STATEMENTS (CONT.)	JUNE 30, 2015 (UNAUDITED)

real estate industry securities, including possible declines in the value of real estate, environmental problems and changes in interest rates. To the extent that assets underlying the Fund’s investments are concentrated geographically, by property type or in certain other respects, the Fund may be subject to these risks to a greater extent. The stocks purchased by the Fund may not appreciate in value as the Adviser anticipates. In addition, if the Fund receives rental income or income from the disposition of real property acquired as a result of a default on securities the Fund owns, its ability to retain its tax status as a regulated investment company may be adversely affected.

Note 6 – Federal Income Taxes

The tax character of distributions paid for the year ended December 31, 2014 were as follows:

Taxable Distributions

	Ordinary Income	Net Long-Term Capital Gains	Total Taxable Distributions	Return of Capital	Total Distribution
12/31/2014	$1,768,475	$52,762	$1,821,237	$—	$1,821,237

Distribution classifications may differ from the Statements of Changes in Net Assets as a result of the treatment of short-term capital gains as ordinary income for tax purposes.

The adjusted cost basis of investment and gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

As of June 30, 2015
Gross unrealized appreciation – investment securities	$32,249,320
Gross unrealized depreciation – investment securities	(87,453)

Net unrealized appreciation – investment securities	32,161,867

Cost basis of investments	$94,086,949

As of December 31, 2014, the components of accumulated distributable earnings for the Fund on a tax basis were as follows:

Accumulated gain on investments	$1,015,639
Unrealized appreciation	45,948,819

Total accumulated earnings (losses)	$46,964,458

As of December 31, 2014, the Fund utilized capital loss carryforwards for federal income tax purposes of $19,750,566.

For the year ended December 31, 2014, the Fund had no Deferred Post-October Losses.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last three tax year ends and the interim tax period since then). Management believes there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

REAL ESTATE INCOME AND GROWTH FUND	17

NOTES TO FINANCIAL STATEMENTS (CONT.)	JUNE 30, 2015 (UNAUDITED)

Note 7 – Line of Credit

The Fund participates in a short-term credit agreement (“Line of Credit) with The Huntington National Bank, the custodian of the Fund’s investments expiring on May 27, 2016. Borrowing under this agreement bear interest at London Interbank Offered Rate (“LIBOR”) plus 1.500%. Maximum borrowings for the Fund is the lesser of $3,000,000 or 30% of the Fund’s daily market value.

Total bank line of credit as of June 30, 2015	$3,000,000
Average borrowings during period	245,234
Number of days outstanding*	28
Average interest rate during period	1.676%
Highest balance drawn during period	1,736,962
Highest balance interest rate	1.686%
Interest expense incurred	$1,532
Interest rate at June 30, 2015	1.686%

*	Number of days outstanding represents the total days during the six months ended June 30, 2015 that the Fund utilized the line of credit.

Note 8 – Other Matters

On May 7, 2010, each of William Mason, the Portfolio Manager for the Income Fund and Opportunity Fund, and DLA, the Fund’s principal underwriter and distributor, received a Notice of Complaint from the Department of Enforcement of the Financial Industry Regulatory Authority (“FINRA”) relating to Mr. Mason’s activities as head of the fixed income trading department of DLA and DLA’s activities as a municipal securities and collateralized mortgage obligations dealer. The Notice of Complaint alleged that each of Mr. Mason and DLA had violated certain NASD and Municipal Securities Rule Making Board fair pricing rules relating to the period

January 1, 2005 through January 31, 2007. On April 4, 2012, a FINRA hearing panel issued a decision in this matter, finding that DLA willfully charged excessive markups on certain municipal bond and CMO transactions involving customers, and assessed monetary fines and other sanctions against DLA and Mr. Mason, including the suspension described below. Both DLA and Mr. Mason appealed the decision.

On May 27, 2011, FINRA filed a complaint against DLA, the Fund’s principal underwriter and distributor, related to its sales practices in connection with its role as managing dealer of an unaffiliated Real Estate Investment Trust offering, Apple REIT Ten, Inc. (“Apple REIT”). More specifically, FINRA alleged that DLA failed to conduct adequate due diligence, thereby leaving it without a reasonable basis for recommending customer purchases of Apple REIT, in addition to using false, exaggerated and misleading statements regarding the performance of earlier closed Apple REITs. In June 2011, several class action complaints were filed against DLA, Apple REIT entities and certain individuals, also in connection with the sale of various Apple REIT securities. In January 2012, FINRA amended its complaint to add David Lerner as an individual respondent and alleged violations of Section 17(a) of the Securities Act of 1933, as amended, including allegations of false, exaggerated and misleading communications to the public, through customer correspondence and investment seminars, about the investment returns, market values, performance of earlier closed Apple REITs as well as allegations of untrue statements and/or omitted material facts concerning the prior performance, steady distribution rates, unchanging valuations, and prospects of the earlier closed Apple REITs and/or Apple REIT. On October 22, 2012, DLA, Mr. Lerner and Mr. Mason settled all of the foregoing FINRA investigations and

18	SPIRIT OF AMERICA

NOTES TO FINANCIAL STATEMENTS (CONT.)	JUNE 30, 2015 (UNAUDITED)

actions involving Apple REIT securities and municipal bond and collateralized mortgage obligation pricing. Without admitting or denying the allegations, in connection with the settlement, DLA, Mr. Lerner and Mr. Mason each agreed, among other things, to pay a fine; and Mr. Lerner agreed to a suspension from affiliation with any FINRA member, including DLA, in any capacity for a period of one year and in any principal capacity for a period of two years thereafter beginning on November 19, 2012; and Mr. Mason agreed to a suspension from affiliation with any FINRA member, including DLA, in any capacity for a period of six months, which suspension ended on June 16, 2013. The fines and suspensions do not involve the Funds or the Adviser. On April 3, 2013, the class action complaints were dismissed, with prejudice, in their entirety. On April 12, 2013, plaintiffs filed a notice of appeal of the class action dismissal. On April 23, 2014, the United States Court of Appeals for the Second Circuit substantially affirmed the April 3, 2013 decision of United States District Judge, Kiyo A. Matsumoto, dismissing with prejudice the class action complaint in In Re Apple REITs Litigation. The Second Circuit held that Judge Matsumoto correctly found that there were no material misrepresentations or omissions in the offering materials for Apple REITs Six through Ten. The appeals court upheld dismissal of ten of the thirteen claims in the case, including all federal and state securities law claims, and also upheld Judge Matsumoto’s refusal to allow plaintiffs to amend their complaint. The appeals court remanded three state common law claims to the District Court for the Eastern District of New York for further proceedings. On March 25, 2015, the District Court dismissed the remaining state common law claims against DLA, with prejudice. Plaintiffs did not file an appeal. Neither the Adviser nor the Funds were a party to any of the investigations or actions listed in this section.

In October 2013, a class action litigation, titled Lewis v. Delaware Charter Guarantee & Trust Company, et al., (the “Litigation”) was commenced in federal court in Nevada against DLA, the Funds’ principal underwriter and distributor, along with other defendants, alleging, inter alia, breach of fiduciary duty, aiding and abetting breach of fiduciary duty, negligence and misrepresentation. The plaintiffs, purportedly customers who maintain individual retirement accounts at DLA which contained non-traded REIT securities, allege, among other things, that the defendants failed to accurately provide annual fair market values for those REIT securities. The Litigation was transferred to the U.S. District Court for the Eastern District of New York. On March 30, 2015, the District Court dismissed all claims against DLA, with prejudice. Plaintiffs appealed that dismissal. While it is unlikely that plaintiffs’ appeal will be successful, there cannot be any assurance that if the class action plaintiffs were to ultimately be successful in the pursuit of an appeal of the decision dismissing the claims against DLA that such outcome would not materially affect DLA’s ability to act as the Funds’ principal underwriter and distributor, although it is no considered likely at this time that such material and adverse effects would occur. Neither the Adviser nor the Funds were a party to the Litigation.

Note 9 – Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund and has determined that there were no events that require recognition or disclosure in the financial statements.

REAL ESTATE INCOME AND GROWTH FUND	19

Proxy Voting Information

The Company’s Statement of Additional Information (“SAI”) containing a description of the policies and procedures that the Spirit of America Real Estate Income and Growth Fund uses to determine how to vote proxies relating to portfolio securities, along with the Company’s proxy voting record relating to portfolio securities held during the 12-month period ended June 30 are available (i) without charge, upon request, by calling (516) 390-5565; and (ii) on the SEC’s website at

http://www.sec.gov.

Information on Form N-Q

The Company will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Company’s Forms N-Q will be available on the SEC’s website at http://www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0030.

Investment Adviser

Spirit of America Management Corp.

477 Jericho Turnpike

P.O. Box 9006

Syosset, NY 11791-9006

Distributor

David Lerner Associates, Inc.

477 Jericho Turnpike

P.O. Box 9006

Syosset, NY 11791-9006

Shareholder Services

Huntington Asset Services, Inc.

2960 North Meridian Street, Suite 300

Indianapolis, IN 46208

Custodian

The Huntington National Bank

7 Easton Oval

Columbus, OH 43219

Independent Registered Public Accounting Firm

Tait Weller & Baker LLP

1818 Market Street, Suite 2400

Philadelphia, PA 19103

Counsel

Blank Rome LLP

405 Lexington Avenue

New York, NY 10174

For additional information about the Spirit of America Real Estate Income and Growth Fund, call (800) 452-4892 or (610) 382-7819.

This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus which includes details regarding the Fund’s objectives, risks, policies, expenses, and other information.

©Copyright 2015 Spirit of America        SOARE-SAR15

SEMI-ANNUAL REPORT

JUNE 30, 2015

MESSAGE TO OUR SHAREHOLDERS

Dear Shareholder,

We welcome this opportunity to share with you, our investors, the Annual Report for the Spirit of America Large Cap Value Fund along with our thoughts on the market and recent events.

At Spirit of America, we take a comprehensive approach to investing. Our portfolio managers use their extensive backgrounds in their respective fields to carefully scrutinize each security in the portfolio on an ongoing basis. We evaluate economic trends, we analyze sectors that could benefit from those trends, and finally, invest in companies that we believe possess strong fundamentals.

The current market faces significant challenges. Despite these challenges we view this as an opportunity to accumulate quality stocks at historically low valuations. We believe that investing in sound companies with reasonable share prices will help enhance the long-term returns of the Fund. We are committed to our investment philosophy

We appreciate your continued support and look forward to your future investment in the Spirit of America Value Fund.

Sincerely,

David Lerner	Alpana Sen
President Spirit of America Investment Fund, Inc.	Portfolio Manager

LARGE CAP VALUE FUND	1

MANAGEMENT DISCUSSION

Economic Summary

At the end of June the Commerce Department revised the U.S. gross domestic product for the 1st quarter of 2015 from -0.7% to -0.2%. This first quarter contraction was partly due to bad weather, a strong dollar, spending cuts in the energy sector and disruptions at West Coast ports. This GDP revision was in line with the economists’ expectations after the economy expanded at a 2.2% rate in the 4th quarter of 2014.

Weaker than expected job gains were reported for June when employers added just 223,000 jobs. This was lower than the 230,000 additional jobs economists were forecasting. The unemployment rate came in at 5.3%, down from 5.5%. The labor force participation rate declined 0.3% to 62.6%.

Market Commentary

The S&P 500 Index was almost flat for the first six months of the year. We started the year off expecting the Federal Reserve to increase rates and remain in that camp. The strong U.S. dollar has been a headwind that made it difficult for some companies. In addition, Greece and Europe had and continue to have unresolved debt issues.

Fund Summary

The Spirit of America Large Cap Value Fund’s, (SOAVX) (the “Fund”) primary objective is to seek capital appreciation. The emphasis of the Fund is focused on investing in a diversified portfolio. We are invested in all 10 sectors of the S&P 500 Index.

The Fund does not make decisions based on complicated algorithms. We are not a hedge fund. At Spirit of America, technology works for us; we do not work for technology. We do not receive buy signals from a computer generated model. We invest the old fashioned way – utilizing hard work, intensive research, and intuitive decisions.

Return Summary

The Fund had a total return of 1.04% (no load, gross of fees) vs. the S&P 500 Index which was up 1.23% for the six months ending June 30, 2015. (Source: Huntington Asset Services).

The Fund’s underperformance relative to its benchmark was primarily due to its underweight position in the technology sector. In addition, our overweight position in the materials sector was the second worst contributor to the Fund’s performance. However, our overweight position in the healthcare sector continues to contribute positively towards the performance in the fund.

Past performance is not indicative of future results. The results above do not take the maximum front end sales charge of 5.25% and expense ratio of 1.58% into account. Including sales charge and expenses, the 1 Year Total Return of the Fund as of June 30, 2015 was -0.91%. The 5 Year Total Return was 12.86 % and since the inception of the Fund was 6.47%.

2	SPIRIT OF AMERICA

ILLUSTRATION OF INVESTMENT (UNAUDITED)

Summary of Portfolio Holdings (Unaudited)

As of June 30, 2015

Health Care	20.65%	$16,272,964
Information Technology	17.76	13,995,798
Financials	12.90	10,154,713
Consumer Discretionary	12.21	9,611,670
Consumer Staples	8.50	6,691,625
Energy	8.26	6,501,255
Industrials	7.36	5,792,729
Real Estate Investment Trusts	3.33	2,622,371
Materials	3.03	2,383,679
Telecommunication Services	2.84	2,237,014
Utilities	1.58	1,241,644
Money Market	1.58	1,241,855
Total Investments	100.00%	$78,747,317

LARGE CAP VALUE FUND	3

ILLUSTRATION OF INVESTMENT (UNAUDITED) (CONT.)

Average Annual Returns (Unaudited)

(For the Periods Ended June 30, 2015)

	Six Months	1 Year	5 Year	10 Year
Spirit of America Large Cap Value Fund (NAV)	0.24%	4.60%	14.08%	6.21%
Spirit of America Large Cap Value Fund (POP)	(5.04)%	(0.91)%	12.86%	5.64%
S&P 500® Index	1.23%	7.42%	17.34%	7.89%

NAV represents the Net Asset Value. Returns at NAV do not reflect the maximum 5.25% sales charge. POP represents Public Offering Price and returns at POP do reflect the maximum 5.25% sales charge. Total returns for periods less than one year are not annualized.

Performance data quoted represents past performance; past performance is no guarantee of future results.

The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted.

Growth of $10,000

(includes one-time 5.25% maximum sales charge and reinvestment of all distributions)

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance information current to the most recent month-end, please call 1-800-452-4892.

S&P 500 Index is an unmanaged capitalization-weighted index of 500 stocks designed to measure the performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The performance of an index assumes no transaction costs, taxes, management fees or other expenses. A direct investment in an index is not possible.

4	SPIRIT OF AMERICA

DISCLOSURE OF FUND EXPENSES (UNAUDITED)

FOR THE SIX MONTH PERIOD JANUARY 1, 2015 TO JUNE 30, 2015

We believe it is important for you to understand the impact of fees regarding your investment. All mutual funds have operating expenses. As a shareholder of the Fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from the Fund’s gross income, directly reduce the investment return of the Fund.

The Fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing fees (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the six month period, January 1, 2015 to June 30, 2015.

Spirit of America Large Cap Value Fund

	Beginning Account Value 1/1/15	Ending Account Value 6/30/15	Expense Ratio(1)	Expenses Paid During Period(2)
Actual Fund Return	$1,000.00	$1,002.40	1.58%	$7.84
Hypothetical 5% Return	$1,000.00	$1,016.97	1.58%	$7.89

This table illustrates your Fund’s costs in two ways:

Actual Fund Return: This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, the third column shows the period’s annualized expense ratio, and the last column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund at the beginning of the period. You may use the information here, together with your account value, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period.”

Hypothetical 5% Return: This section is intended to help you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had a return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), or redemption fees.

(1)	Annualized, based on the Fund’s most recent half-year expenses.

(2)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the period (181), then divided by 365.

LARGE CAP VALUE FUND	5

SCHEDULE OF INVESTMENTS	JUNE 30, 2015 (UNAUDITED)

	Shares	Market Value
Common Stocks 95.18%

Consumer Discretionary 12.22%
CBS Corp., Class B	6,400	$355,200
Comcast Corp., Class A	12,400	745,736
Delphi Automotive PLC	3,600	306,324
Home Depot, Inc. (The)	17,800	1,978,114
Johnson Controls, Inc.	12,000	594,360
Macy’s, Inc.	7,700	519,519
McDonalds Corp.	5,680	539,998
Ross Stores, Inc.	11,200	544,432
Time Warner, Inc.	12,200	1,066,402
Walt Disney Co. (The)	22,000	2,511,080
Wyndham Worldwide Corp.	5,500	450,505
		9,611,670

Consumer Staples 8.37%
Altria Group, Inc.	25,700	1,256,987
Kimberly-Clark Corp.	3,200	339,104
Kraft Foods Group, Inc.	2,999	255,335
PepsiCo, Inc.	12,150	1,134,081
Philip Morris International, Inc.	9,400	753,598
Procter & Gamble Co. (The)	9,900	774,576
Rite Aid Corp.*	120,300	1,004,505
Walgreens Boots Alliance, Inc.	8,350	705,074
Wal-Mart Stores, Inc.	5,124	363,445
		6,586,705

Energy 7.80%
Apache Corp.	3,000	172,890
Chevron Corp.	4,000	385,880
ConocoPhillips	13,550	832,106
Devon Energy Corp.	5,100	303,399
Enterprise Products Partners LP	11,296	337,637
EOG Resources, Inc.	4,700	411,485
Exxon Mobil Corp.	12,800	1,064,960
Halliburton Co.	7,100	305,797
Kinder Morgan, Inc.	2,700	103,653
Schlumberger Ltd.	6,375	549,461
Spectra Energy Partners LP	6,500	299,650
Targa Resources Partners LP	2,400	92,640
Teekay LNG Partners LP	11,000	354,200
Tesoro Corp.	2,000	168,820

See accompanying notes which are an integral part of these financial statements.

6	SPIRIT OF AMERICA

SCHEDULE OF INVESTMENTS (CONT.)	JUNE 30, 2015 (UNAUDITED)

	Shares	Market Value

Energy (cont.)
Valero Energy Corp.	8,700	$544,620
Williams Partners LP	4,333	209,847
		6,137,045

Financials 11.28%
American Express Co.	10,000	777,200
Bank of America Corp.	43,100	733,562
Blackstone Group LP	9,700	396,439
Capital One Financial Corp.	2,500	219,925
Citigroup, Inc.	14,500	800,980
CME Group, Inc.	1,100	102,366
Goldman Sachs Group, Inc.(The)	4,615	963,566
Hartford Financial Services Group, Inc.(The)	14,000	581,980
Intercontinental Exchange Group, Inc.	100	22,361
JPMorgan Chase & Co.	20,227	1,370,582
MetLife, Inc.	10,875	608,891
Prudential Financial, Inc.	6,000	525,120
Travelers Cos., Inc.(The)	4,500	434,970
U.S. Bancorp	9,700	420,980
Wells Fargo & Co.	16,186	910,301
		8,869,223

Health Care 20.50%
AbbVie, Inc.	11,900	799,561
Aetna, Inc.	3,800	484,348
Allergan PLC*	6,500	1,972,490
Amgen, Inc.	3,250	498,940
Bristol-Myers Squibb Co.	8,700	578,898
Cardinal Health, Inc.	3,200	267,680
Celgene Corp.*	4,000	462,940
CIGNA Corp.	2,000	324,000
Gilead Sciences, Inc.	8,000	936,640
HCA Holdings, Inc.*	4,500	408,240
Humana, Inc.	3,000	573,840
IMS Health Holdings, Inc.*	19,700	603,805
Johnson & Johnson	10,010	975,575
Mallinckrodt PLC*	4,000	470,880
McKesson Corp.	6,000	1,348,860
Medtronic PLC	10,229	757,969
Merck & Co., Inc.	15,500	882,415
Mylan N.V.*	9,600	651,456
Pfizer, Inc.	20,000	670,600
Quest Diagnostics, Inc.	2,500	181,300

See accompanying notes which are an integral part of these financial statements.

LARGE CAP VALUE FUND	7

SCHEDULE OF INVESTMENTS (CONT.)	JUNE 30, 2015 (UNAUDITED)

	Shares	Market Value

Health Care (cont.)
Thermo Fisher Scientific, Inc.	2,700	$350,352
UnitedHealth Group, Inc.	15,800	1,927,600
		16,128,389

Industrials 7.28%
3M Co.	7,650	1,180,395
Boeing Co.(The)	6,200	860,064
Caterpillar, Inc.	3,000	254,460
CSX Corp.	29,750	971,337
Dover Corp.	2,200	154,396
General Electric Co.	32,881	873,648
Honeywell International, Inc.	6,200	632,214
Masco Corp.	5,000	133,350
Tyco International PLC	7,700	296,296
United Technologies Corp.	3,300	366,069
		5,722,229

Information Technology 17.79%
Accenture PLC, Class A	3,000	290,340
Adobe Systems, Inc.*	4,200	340,242
Apple, Inc.	25,200	3,160,710
Applied Materials, Inc.	17,800	342,116
Cisco Systems, Inc.	24,500	672,770
Cognizant Technology Solutions Corp., Class A*	10,100	617,009
Corning, Inc.	29,200	576,116
Hewlett-Packard Co.	11,000	330,110
Intel Corp.	26,400	802,956
International Business Machines Corp.	2,858	464,882
MasterCard, Inc., Class A	6,400	598,272
Microsoft Corp.	34,450	1,520,967
NetApp, Inc.	3,000	94,680
Oracle Corp.	24,800	999,440
Paychex, Inc.	4,400	206,272
QUALCOMM, Inc.	8,800	551,144
Symantec Corp.	21,100	490,575
Texas Instruments, Inc.	14,925	768,787
Visa, Inc., Class A	17,400	1,168,410
		13,995,798

Materials 3.03%
Ball Corp.	3,100	217,465
Dow Chemical Co.(The)	8,650	442,621
EI du Pont de Nemours & Co.	11,000	703,450

See accompanying notes which are an integral part of these financial statements.

8	SPIRIT OF AMERICA

SCHEDULE OF INVESTMENTS (CONT.)	JUNE 30, 2015 (UNAUDITED)

	Shares	Market Value

Materials (cont.)
Lyondellbasell Industries NV, Class A	4,850	$502,072
Nucor Corp.	2,000	88,140
Packaging Corp. of America	6,880	429,931
		2,383,679

Real Estate Investment Trusts 2.91%
Apartment Investment & Management Co., Class A	5,000	184,650
DiamondRock Hospitality Co.	20,100	257,481
Digital Realty Trust, Inc.	5,400	360,072
HCP, Inc.	10,100	368,347
Health Care REIT, Inc.	7,300	479,099
ProLogis, Inc.	5,000	185,500
Simon Property Group, Inc.	2,600	449,852
		2,285,001

Telecommunication Services 2.42%
AT&T, Inc.	25,350	900,432
CenturyLink, Inc.	1,800	52,884
Verizon Communications, Inc.	20,440	952,708
		1,906,024

Utilities 1.58%
Exelon Corp.	5,400	169,668
NextEra Energy, Inc.	4,100	401,923
WEC Energy Group, Inc.	14,900	670,053
		1,241,644
Total Common Stocks
(Cost $46,703,770)		74,867,407

Preferred Stocks 3.35%

Consumer Staples 0.13%
CHS, Inc., Series 3, 6.75%	2,000	$50,840
CHS, Inc., Series 4, 7.50%	2,000	54,080
		104,920

Energy 0.46%
Callon Petroleum Co., Series A, 10.00%	5,000	251,000
Vanguard Natural Resources LLC, Series B, 7.63%	3,000	67,470
Vanguard Natural Resources LLC, Series C, 7.75%	2,000	45,740
		364,210

See accompanying notes which are an integral part of these financial statements.

LARGE CAP VALUE FUND	9

SCHEDULE OF INVESTMENTS (CONT.)	JUNE 30, 2015 (UNAUDITED)

	Shares	Market Value

Financials 1.64%
Aegon NV, 6.38%	5,000	$125,650
Aegon NV, 8.00%	3,000	83,040
American Financial Group, Inc., 6.38%	5,000	128,150
Bank of America Corp., Series W, 6.63%	2,000	51,060
BGC Partners, Inc., 8.13%	5,000	136,750
Capital One Financial Corp., Series D, 6.70%	2,000	52,000
Citigroup, Inc., Series L, 6.88%	3,000	79,260
First Republic Bank, Series F, 5.70%	5,000	115,700
Hancock Holding Co., 5.95%	2,500	59,850
JPMorgan Chase & Co., Series T, 6.70%	2,000	52,460
JPMorgan Chase & Co., Series Y, 6.13%	4,000	99,640
KKR Financial Holdings LLC, Series A, 7.38%	3,000	78,360
Ladenburg Thalmann Financial Services, Inc., Series A, 8.00%	7,000	173,250
Oxford Lane Capital Corp., 8.13%	2,000	50,320
		1,285,490

Health Care 0.18%
AdCare Health Systems, Inc., Series A, 10.88%	3,500	87,850
Peregrine Pharmaceuticals, Inc., Series E, 10.50%	2,500	56,725
		144,575

Industrials 0.09%
Costamare, Inc., Series C, 8.50%	3,000	70,500

Real Estate Investment Trusts 0.43%
American Capital Agency Corp., Series B, 7.75%	3,000	72,720
Digital Realty Trust, Inc., Series H, 7.38%	5,000	134,650
Inland Real Estate Corp., Series B, 6.95%	5,000	130,000
		337,370

Telecommunication Services 0.42%
Qwest Corp., 6.88%	2,000	51,740
Qwest Corp., 7.00%	5,000	128,650
Telephone & Data Systems, Inc., 7.00%	4,000	100,320
United States Cellular Corp., 7.25%	2,000	50,280
		330,990
Total Preferred Stocks
(Cost $2,574,548)		2,638,055

See accompanying notes which are an integral part of these financial statements.

10	SPIRIT OF AMERICA

SCHEDULE OF INVESTMENTS (CONT.)	JUNE 30, 2015 (UNAUDITED)

	Shares	Market Value

Money Market 1.58%
Fidelity Institutional Money Market Funds — Prime Money Market Portfolio, 0.11%(a)	1,241,855	$1,241,855

Total Money Market
(Cost $1,241,855)		1,241,855

Total Investments — 100.11%
(Cost $50,520,173)		78,747,317
Liabilities in Excess of Other Assets — (0.11)%		(90,192)
NET ASSETS — 100.00%		$78,657,125

(a)	Rate disclosed is the seven day yield as of June 30, 2015.
*	Non-income producing security.

See accompanying notes which are an integral part of these financial statements.

LARGE CAP VALUE FUND	11

STATEMENT OF ASSETS AND LIABILITIES	JUNE 30, 2015 (UNAUDITED)

ASSETS
Investments in securities at value (cost $50,520,173)	$78,747,317
Receivable for Fund shares sold	99,315
Dividends and interest receivable	92,416
Prepaid expenses	14,833
TOTAL ASSETS	78,953,881

LIABILITIES
Payable for Fund shares redeemed	174,112
Payable for investment advisory fees	64,074
Payable for accounting and administration fees	4,986
Payable for distributions to shareholders	7,780
Payable for distribution fees	19,817
Payable to custodian	146
Payable for audit fees	10,756
Payable for transfer agent fees	6,506
Payable for chief compliance officer salary	222
Other accrued expenses	8,357
TOTAL LIABILITIES	296,756
NET ASSETS	$78,657,125
Net assets applicable to 3,981,496 shares outstanding, $0.001 par value (500,000,000 authorized shares)	$78,657,125
Net asset value and redemption price per share ($78,657,125 ÷ 3,981,496 shares)	$19.76
Maximum offering price per share ($19.76 ÷ 0.9475)	$20.85

SOURCE OF NET ASSETS
As of June 30, 2015, net assets consisted of:
Paid-in capital	$48,681,927
Accumulated undistributed net investment income	61,918
Accumulated net realized gain on investments	1,686,136
Net unrealized appreciation on investments	28,227,144
NET ASSETS	$78,657,125

See accompanying notes to financial statements.

12	SPIRIT OF AMERICA

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2015 (Unaudited)

INVESTMENT INCOME
Dividends	$937,682
Foreign dividend taxes withheld	(729)
TOTAL INVESTMENT INCOME	936,953

EXPENSES
Investment advisory	379,295
Distribution	117,308
Accounting and Administration	25,912
Transfer agent	35,070
Audit	11,356
Chief Compliance Officer salary	1,239
Custodian	3,358
Directors	4,248
Insurance	8,460
Legal	4,032
Printing	19,293
Registration	6,569
Line of credit	220
Interest	2
Other	892
NET EXPENSES	617,254
NET INVESTMENT INCOME	319,699

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain from investment transactions	1,759,684
Net change in unrealized appreciation (depreciation) of investments	(1,923,598)
Net realized and unrealized loss on investments	(163,914)
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$155,785

See accompanying notes to financial statements.

LARGE CAP VALUE FUND	13

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended June 30, 2015 (Unaudited)	For the Year Ended December 31, 2014

OPERATIONS
Net investment income	$319,699	$562,662
Net realized gain on investment transactions	1,759,684	2,874,210
Net change in unrealized appreciation (depreciation) of investments	(1,923,598)	5,281,025
Net increase in net assets resulting from operations	155,785	8,717,897

DISTRIBUTIONS TO SHAREHOLDERS
Distributions from net investments income	(267,760)	(553,198)
Distributions from realized gains	—	(151,598)
Total distributions to shareholders	(267,760)	(704,796)

CAPITAL SHARE TRANSACTIONS (Dollar Activity)
Shares sold	8,138,416	11,339,332
Shares issued from reinvestment of distributions	253,022	671,079
Shares redeemed	(5,759,849)	(15,133,778)
Increase (decrease) in net assets derived from capital share transactions	2,631,589	(3,123,367)
Total increase in net assets	2,519,614	4,889,734

NET ASSETS
Beginning of period	76,137,511	71,247,777
End of period	$78,657,125	$76,137,511

Accumulated undistributed net investment income (loss)	$61,918	$9,979

Transactions in capital stock were:
Shares sold	407,020	609,419
Shares issued from reinvestment of distributions	12,776	34,815
Shares redeemed	(287,001)	(816,784)
Increase (decrease) in shares outstanding	132,795	(172,550)

See accompanying notes to financial statements.

14	SPIRIT OF AMERICA

FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout the period presented.

	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010

Net Asset Value, Beginning of Period	$19.78	$17.72	$14.18	$12.78	$12.82	$11.55

Income from Investment Operations:
Net investment income	0.08	0.14	0.12	0.09 [1]	0.03 [1]	— [1,2]
Net realized and unrealized gain (loss) on investments	(0.03)	2.10	3.54	1.40	(0.02)	1.28
Total income from investment operations	0.05	2.24	3.66	1.49	0.01	1.28

Less Distributions:
Distributions from net investment income	(0.07)	(0.14)	(0.12)	(0.09)	(0.05)	(0.01)
Distributions from capital gains	—	(0.04)	—	—	—	—
Total distributions	(0.07)	(0.18)	(0.12)	(0.09)	(0.05)	(0.01)

Net Asset Value, End of Period	$19.76	$19.78	$17.72	$14.18	$12.78	$12.82
Total Return[3]	0.24%[4]	12.68%	25.90%	11.63%	0.05%	11.09%

Ratios/Supplemental Data:
Net assets, end of period (000)	$78,657	$76,138	$71,248	$54,436	$49,676	$58,361
Ratio of expenses to average net assets:
Before expense reimbursement or recapture	1.58%[5]	1.60%	1.68%	1.86%	1.89%	1.91%
After expense reimbursement or recapture	1.58%[5]	1.60%	1.68%	1.86%	1.96%	1.97%
Ratio of net investment income to average net assets	0.82%[5]	0.78%	0.77%	0.60%	0.26%	(0.03)%
Portfolio turnover	10%[4]	15%	22%	12%	19%	45%

1 Calculated based on the average number of shares outstanding during the period.

2 Amount represents less than $0.01 per share.

3 Calculation does not reflect sales load.

4 Calculation is not annualized.

5 Calculation is annualized.

See accompanying notes to financial statements.

LARGE CAP VALUE FUND	15

NOTES TO FINANCIAL STATEMENTS	JUNE 30, 2015 (UNAUDITED)

Note 1 – Organization

Spirit of America Large Cap Value Fund (the “Fund”), a series of Spirit of America Investment Fund, Inc. (the “Company”), is an open-end diversified mutual fund registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Company was incorporated under the laws of Maryland on May 15, 1997. The Fund commenced operations on August 1, 2002. The Fund seeks capital appreciation with a secondary objective of current income by investing in equity securities in the large cap value segment of the U.S. equity market. The Fund offers one class of shares.

Note 2 – Significant Accounting Policies

The Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”) for investment companies.

A. Security Valuation: The offering price and net asset value (“NAV”) per share for the Fund are calculated as of the close of regular trading on the New York Stock Exchange (“NYSE”), currently 4:00 p.m., Eastern Time on each day the NYSE is open for trading. The Fund’s securities are valued at the official close or the last reported sales price on the principal exchange on which the security trades, or if no sales price is reported, the mean of the latest bid and asked prices is used. Securities traded over-the-counter are priced at the mean of the latest bid and asked prices. Unlisted securities traded in the over-the-counter market are valued using an evaluated quote provided by the independent pricing service, or, if an evaluated quote is unavailable, such securities are valued using prices received from dealers, provided that if the dealer supplies both bid and ask prices, the price to be used is the mean of the bid and asked prices. The independent pricing service derives an evaluated quote by obtaining dealer quotes, analyzing the listed markets, reviewing trade execution data and employing sensitivity analysis. Evaluated quotes may also reflect appropriate factors such as individual characteristics of the issue, communications with broker-dealers, and other market data. Short-term investments having a maturity of 60 days or less are valued at amortized cost, which the Board of Directors (the “Board”) believes represents fair value. Fund securities for which market quotations are not readily available are valued at fair value as determined in good faith under procedures established by and under the supervision of the Board.

B. Fair Value Measurements: Various inputs are used in determining the fair value of investments which are as follows:

• Level 1 –	Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date.

• Level 2 –	Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

• Level 3 –	Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments).

16	SPIRIT OF AMERICA

NOTES TO FINANCIAL STATEMENTS (CONT.)	JUNE 30, 2015 (UNAUDITED)

The summary of inputs used to value the Fund’s net assets as of June 30, 2015 is as follows:

		Value Inputs
Assets	Level 1 – Quoted Prices in Active Markets	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Totals
Common Stocks*	$74,867,407	$—	$—	$74,867,407
Preferred Stocks	2,638,055	—	—	2,638,055
Money Market Securities	1,241,855	—	—	1,241,855

Total	$78,747,317	$—	$—	$78,747,317

*	Refer to Schedule of Investments for industry classifications.

The Fund did not have any transfers between levels during the period ended June 30, 2015. The Fund recognizes transfers between fair value hierarchy levels at the end of the reporting period.

C. Investment Income and Securities Transactions: Security transactions are accounted for on the date the securities are purchased or sold (trade date). Cost is determined and gains and losses are based on the identified cost basis for both financial statement and federal income tax purposes. Dividend income and distributions to shareholders are reported on the ex-dividend date. Interest income and expenses are accrued daily.

D. Federal Income Taxes: The Fund intends to comply with all requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

E. Use of Estimates: In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

F. Distributions to Shareholders: The Fund intends to distribute substantially all of its net investment income and capital gains to shareholders each year. Normally, income distributions will be paid quarterly. Capital gains, if any, will be distributed annually in December, but may be distributed more frequently if deemed advisable by the Board. All such distributions are taxable to the shareholders whether received in cash or reinvested in shares. The Fund has made certain investments in REITs which pay distributions to their shareholders based upon available funds from operations. Each REIT reports annually the tax character of its distributions. It is quite common for these distributions to exceed the REIT’s taxable earnings and profits resulting in the excess portion of such distributions being designated as a return of capital or long-term capital gain. The Fund intends to include the gross distributions from such REITs in its distributions to its shareholders; accordingly, a portion of the distributions paid to the Fund and subsequently distributed to shareholders may be re-characterized. The final determination of the amount of the Fund’s return of capital distribution for the period will be made after the end of each calendar year.

LARGE CAP VALUE FUND	17

NOTES TO FINANCIAL STATEMENTS (CONT.)	JUNE 30, 2015 (UNAUDITED)

Note 3 – Purchases and Sales of Securities

Purchases and proceeds from the sales of securities for the six months ended June 30, 2015, excluding short-term investments, were $9,607,111 and $7,837,916, respectively.

Note 4 – Investment Management Fee and Other Transactions with Affiliates

Spirit of America Management Corp. (the “Adviser”) has been retained to act as the Company’s investment adviser pursuant to an Investment Advisory Agreement (the “Advisory Agreement”). The Adviser was incorporated in 1997 and is a registered investment adviser under the Investment Advisers Act of 1940, as amended. Under the Advisory Agreement, the Fund pays the Adviser a monthly fee of 1/12 of 0.97% of the Fund’s average daily net assets. Investment advisory fees for the six months ended June 30, 2015, were $379,295.

The Adviser has contractually agreed to waive advisory fees and/or reimburse expenses so that the total operating expenses will not exceed 1.97% of the average daily net assets of each class through April 30, 2016. For the six months ended June 30, 2015, there were no advisory fees reimbursed to the Fund.

Any amounts waived or reimbursed by the Adviser are subject to reimbursement by the Fund within the following three years, provided the Fund is able to make such reimbursement and remain in compliance with the expense limitation as stated above. For the six months ended June 30, 2015, the Fund did not reimburse the Adviser. There is no balance of recoverable expenses to the Adviser at June 30, 2015.

The Fund has adopted a distribution plan for Class A Shares pursuant to Rule 12b-1 (“Plan”). The Plan permits the Fund to pay David Lerner Associates, Inc. (the “Distributor”), a monthly fee of 1/12 of 0.30% of the Fund’s average daily net assets for the Distributor’s services and expenses in distributing shares of the class and providing personal services and/or maintaining shareholder accounts. For the six months ended June 30, 2015, fees paid to the Distributor under the Plan were $117,308. The Fund’s shares are subject to an initial sales charge imposed at the time of purchase, in accordance with the Fund’s current prospectus.

For the six months ended June 30, 2015, sales charges on Class A Shares paid to the Distributor were $368,481. A contingent deferred sales charge (“CDSC”) of 1.00% may be imposed on redemptions of $1 million or more made within one year of purchase.

Certain Officers and Directors of the Company are “affiliated persons”, as that term is defined in the 1940 Act, of the Adviser or the Distributor. Each Director of the Company, who is not an affiliated person of the Adviser or Distributor, receives a quarterly retainer of $4,250, $1,000 for each Board meeting attended, and $500 for each committee meeting attended plus reimbursement for certain travel and other out-of-pocket expenses incurred in connection with attending Board meetings. The Company does not compensate the Officers for the services they provide. There are no Directors’ fees paid to affiliated Directors of the Company. For the six months ended June 30, 2015, the Fund was allocated $1,239 of the Chief Compliance Officer’s salary.

18	SPIRIT OF AMERICA

NOTES TO FINANCIAL STATEMENTS (CONT.)	JUNE 30, 2015 (UNAUDITED)

Note 5 – Federal Income Taxes

The tax character of distributions paid for the year ended December 31, 2014 was as follows:

Taxable Distributions

	Ordinary Income	Net Long-Term Capital Gains	Total Taxable Distributions
12/31/2014	$553,198	$151,598	$704,796

Distribution classifications may differ from the Statements of Changes in Net Assets as a result of the treatment of short-term capital gains as ordinary income for tax purposes.

The adjusted cost basis of investment and gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

As of June 30, 2015
Gross unrealized appreciation	$29,064,992
Gross unrealized depreciation	(836,712)

Net unrealized appreciation(a)	28,228,280

Cost basis of investments	$50,519,037

(a)	The difference between book-basis and tax- basis net unrealized appreciation is primarily due to wash sales.

At December 31, 2014, the components of accumulated earnings (losses) for the Fund on a tax basis were as follows:

Undistributed net investment income	$8,843
Other accumulated losses	(73,548)
Unrealized appreciation	30,151,878

Total accumulated earnings(b)	$30,087,173

(b)	The difference between book-basis and tax- basis total accumulated earnings are primarily due to wash sales and post- October deferral losses.

At December 31, 2014, the Fund had no capital loss carryforwards for federal income tax purposes.

For the year ended December 31, 2014, the Fund utilized capital loss carryforwards of $2,740,463.

At December 31, 2014, the Fund had Deferred Post-October Losses of $73,548.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last three tax year ends and the interim tax period since then). Management believes there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

LARGE CAP VALUE FUND	19

NOTES TO FINANCIAL STATEMENTS (CONT.)	JUNE 30, 2015 (UNAUDITED)

Note 6 – Line of Credit

The Fund participates in a short-term credit agreement (“Line of Credit) with The Huntington National Bank, the custodian of the Fund’s investments expiring on May 27, 2016. Borrowing under this agreement bear interest at London Interbank Offered Rate (“LIBOR”) plus 1.500%. Maximum borrowings for the Fund is the lesser of $3,000,000 or 30% of the Fund’s daily market value.

Total bank line of credit as of June 30, 2015	$3,000,000
Average borrowings during period	6,596
Number of days outstanding*	2
Average interest rate during period	1.676%
Highest balance drawn during period	11,243
Highest balance interest rate	1.686%
Interest expense incurred	$2
Interest rate at June 30, 2015	1.686%

*	Number of days outstanding represents the total days during the six months ended June 30, 2015 that the Fund utilized the line of credit.

Note 7 – Other Matters

On May 7, 2010, each of William Mason, the Portfolio Manager for the Income Fund and Opportunity Fund, and DLA, the Fund’s principal underwriter and distributor, received a Notice of Complaint from the Department of Enforcement of the Financial Industry Regulatory Authority (“FINRA”) relating to Mr. Mason’s activities as head of the fixed income trading department of DLA and DLA’s activities as a municipal securities and collateralized mortgage obligations dealer. The Notice of Complaint alleged that each of Mr. Mason and DLA had violated certain NASD and Municipal Securities Rule Making Board fair pricing rules relating to the period January 1, 2005 through January 31, 2007.

On April 4, 2012, a FINRA hearing panel issued a decision in this matter, finding that DLA willfully charged excessive markups on certain municipal bond and CMO transactions involving customers, and assessed monetary fines and other sanctions against DLA and Mr. Mason, including the suspension described below. Both DLA and Mr. Mason appealed the decision.

On May 27, 2011, FINRA filed a complaint against DLA, the Fund’s principal underwriter and distributor, related to its sales practices in connection with its role as managing dealer of an unaffiliated Real Estate Investment Trust offering, Apple REIT Ten, Inc. (“Apple REIT”). More specifically, FINRA alleged that DLA failed to conduct adequate due diligence, thereby leaving it without a reasonable basis for recommending customer purchases of Apple REIT, in addition to using false, exaggerated and misleading statements regarding the performance of earlier closed Apple REITs. In June 2011, several class action complaints were filed against DLA, Apple REIT entities and certain individuals, also in connection with the sale of various Apple REIT securities. In January 2012, FINRA amended its complaint to add David Lerner as an individual respondent and alleged violations of Section 17(a) of the Securities Act of 1933, as amended, including allegations of false, exaggerated and misleading communications to the public, through customer correspondence and investment seminars, about the investment returns, market values, performance of earlier closed Apple REITs as well as allegations of untrue statements and/or omitted material facts concerning the prior performance, steady distribution rates, unchanging valuations, and prospects of the earlier closed Apple REITs and/or Apple REIT. On October 22, 2012, DLA, Mr. Lerner and Mr. Mason settled all of the foregoing FINRA investigations and actions involving Apple REIT securities and municipal bond and collateralized mortgage obligation pricing. Without admitting or

20	SPIRIT OF AMERICA

NOTES TO FINANCIAL STATEMENTS (CONT.)	JUNE 30, 2015 (UNAUDITED)

denying the allegations, in connection with the settlement, DLA, Mr. Lerner and Mr. Mason each agreed, among other things, to pay a fine; and Mr. Lerner agreed to a suspension from affiliation with any FINRA member, including DLA, in any capacity for a period of one year and in any principal capacity for a period of two years thereafter beginning on November 19, 2012; and Mr. Mason agreed to a suspension from affiliation with any FINRA member, including DLA, in any capacity for a period of six months, which suspension ended on June 16, 2013. The fines and suspensions do not involve the Funds or the Adviser. On April 3, 2013, the class action complaints were dismissed, with prejudice, in their entirety. On April 12, 2013, plaintiffs filed a notice of appeal of the class action dismissal. On April 23, 2014, the United States Court of Appeals for the Second Circuit substantially affirmed the April 3, 2013 decision of United States District Judge, Kiyo A. Matsumoto, dismissing with prejudice the class action complaint in In Re Apple REITs Litigation. The Second Circuit held that Judge Matsumoto correctly found that there were no material misrepresentations or omissions in the offering materials for Apple REITs Six through Ten. The appeals court upheld dismissal of ten of the thirteen claims in the case, including all federal and state securities law claims, and also upheld Judge Matsumoto’s refusal to allow plaintiffs to amend their complaint. The appeals court remanded three state common law claims to the District Court for the Eastern District of New York for further proceedings. On March 25, 2015, the District Court dismissed the remaining state common law claims against DLA, with prejudice. Plaintiffs did not file an appeal. Neither the Adviser nor the Funds were a party to any of the investigations or actions listed in this section.

In October 2013, a class action litigation, titled Lewis v. Delaware Charter Guarantee & Trust Company, et al., (the “Litigation”) was commenced in federal court in Nevada against DLA, the Funds’ principal underwriter and distributor, along with other defendants, alleging, inter alia, breach of fiduciary duty, aiding and abetting breach of fiduciary duty, negligence and misrepresentation. The plaintiffs, purportedly customers who maintain individual retirement accounts at DLA which contained non-traded REIT securities, allege, among other things, that the defendants failed to accurately provide annual fair market values for those REIT securities. The Litigation was transferred to the U.S. District Court for the Eastern District of New York. On March 30, 2015, the District Court dismissed all claims against DLA, with prejudice. Plaintiffs appealed that dismissal. While it is unlikely that plaintiffs’ appeal will be successful, there cannot be any assurance that if the class action plaintiffs were to ultimately be successful in the pursuit of an appeal of the decision dismissing the claims against DLA that such outcome would not materially affect DLA’s ability to act as the Funds’ principal underwriter and distributor, although it is no considered likely at this time that such material and adverse effects would occur. Neither the Adviser nor the Funds were a party to the Litigation.

Note 8 – Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund and has determined that there were no events that require recognition or disclosure in the financial statements.

LARGE CAP VALUE FUND	21

Proxy Voting Information

The Company’s Statement of Additional Information (“SAI”) containing a description of the policies and procedures that the Spirit of America Large Cap Value Fund uses to determine how to vote proxies relating to portfolio securities, along with the Company’s proxy voting record relating to portfolio securities held during the 12-month period ended June 30 are available (i) without charge, upon request, by calling (516) 390-5565; and (ii) on the SEC’s website at http://www.sec.gov.

Information on Form N-Q

The Company will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Company’s Forms N-Q will be available on the SEC’s website at http://www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0030.

Investment Adviser

Spirit of America Management Corp.

477 Jericho Turnpike

P.O. Box 9006

Syosset, NY 11791-9006

Distributor

David Lerner Associates, Inc.

477 Jericho Turnpike

P.O. Box 9006

Syosset, NY 11791-9006

Shareholder Services

Huntington Asset Services, Inc.

2960 North Meridian Street, Suite 300

Indianapolis, IN 46208

Custodian

The Huntington National Bank

7 Easton Oval

Columbus, OH 43219

Independent Registered Public Accounting Firm

Tait Weller & Baker LLP

1818 Market Street, Suite 2400

Philadelphia, PA 19103

Counsel

Blank Rome LLP

405 Lexington Avenue

New York, NY 10174

For additional information about the Spirit of America Large Cap Value Fund, call (800) 452-4892 or (610) 382-7819.

This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus which includes details regarding the Fund’s objectives, risks, policies, expenses, and other information.

©Copyright 2015 Spirit of America        SOALC-SAR15

SEMI-ANNUAL REPORT

JUNE 30, 2015

Dear Shareholder,

We are very pleased to provide the 2015 Semi-Annual report for the Spirit of America High Yield Tax Free Bond Fund, (“the Fund”). We look forward to the continued inflows and further development of the Fund.

Our many years of experience in the municipal bond market have helped us to pursue a balance between yield and risk. Our goal is to continue seeking high current income that is exempt from federal income tax, while employing a relatively conservative approach to investing in the high yield sector of the municipal market. Although the mandate of the Fund allows it to invest in lower rated securities, at this time, the focus will continue to be investing in bonds which are investment grade.

We appreciate your support of our fund and look forward to your future investment in the Spirit of America High Yield Tax Free Bond Fund.

Thank you for being a part of the Spirit of America Family of Funds.

Sincerely,

David Lerner	Douglas Revello
President Spirit of America Investment Fund, Inc.	Portfolio Manager

HIGH YIELD TAX FREE BOND FUND	1

Economic Summary

Federal Reserve Chair Janet Yellen reported that the U.S. central bank remains on track to raise interest rates this year, with labor markets expected to steadily improve and turmoil abroad unlikely to throw the U.S. economy off track. The expectation that the Fed will diverge from Europe, Japan and other central banks and begin raising rates has pushed up the value of the dollar, and driven down exports and U.S. growth. The strong dollar and slower growth does add a degree of uncertainty as to when the Fed will actually raise rates.

At the end of June the Commerce Department revised the U.S. gross domestic product for the 1st quarter of 2015 from -0.7% to -0.2%. This first quarter contraction was partly due to bad weather, a strong dollar, spending cuts in the energy sector and disruptions at West Coast ports. This GDP revision was in line with the economists’ expectations after the economy expanded at a 2.2% rate in the 4th quarter of 2014.

The unemployment rate came in at 5.3%, down from 5.5%. The labor force participation rate declined 0.3% to 62.6%.

Market Commentary

Treasury yields finished the second quarter of 2015 with the largest quarterly yield gain since December 2013. The rising trend has been a function of the market’s anticipation for the first interest rate hike in nearly a decade, along with a spillover of rising interest rates in the Eurozone. Over the first six months of the year the 30-Year U.S. Treasury yield moved from a 2.69 on January 2nd to a 3.12 on June 30th. At the same time the 30-Year Tax-Free AAA Municipal Market Data (MMD) yield moved from a 2.83 on January 2nd to a 3.28 on June 30th.

Fund Summary

The Spirit of America High Yield Tax Free Bond Fund’s (SOAMX), (“the Fund”), objective is to maintain current income that is exempt from federal income tax, including the alternative minimum tax (“AMT”). The emphasis of the Fund is in the High Yield section of the municipal market.

As a High Yield Bond Fund, the mandate allows the Fund to invest in lower rated securities; however, we have kept our focus on investing in bonds in the “Baa3”/“BBB-” range and higher. Our plan is to continue with this relatively conservative approach to investing in the high yield municipal market.

In keeping with this philosophy, the Fund has been able to maintain attractive yields without venturing into the speculative, below investment grade, segment of the high yield municipal market. As of June 30, 2015, over 96% of the portfolio holdings are above investment grade, with over 88% rated “A” or better. The average rating of holdings in the Fund is A1/A+.

One of the Fund’s goals has been to diversify with respect to geographic location and sector. As of the end of June 2015, the Fund consists of 324 different positions varied across 43 states, 2 territories and the District of Columbia. The holdings range throughout various sectors, including areas such as: general obligations, healthcare, education, industrial development and other public improvement bonds.

While it certainly has not been a primary goal of the Fund, we have been able to maintain a percentage of bonds in states and territories which have a state tax exemption in New York, New Jersey and Connecticut, where a majority of our clients reside. Additionally, Puerto Rico bonds are exempt

2	SPIRIT OF AMERICA

from state tax. Due to the struggles Puerto Rico has been facing, the Fund has actively managed its Puerto Rico holdings. As of June 30, 2015, Puerto Rico holdings represent 2.46% of the portfolio, down from 2.48% at the end of last quarter.

Return Summary

The Fund’s Net Asset Value (NAV) went from $9.62 to $9.39 during the first half of 2015. The Fund is currently at $102.4 million in net assets with 4,113 shareholder accounts as of June 30, 2015.

The Fund had a total return of -0.23% (no load, gross of fees) for the first six months of 2015. This compares to the 0.12% return of its benchmark, the Barclay Municipal Bond Index, for the same period. That result does not take the Fund’s sales charge and expense ratio into account. One of the factors that led the Fund to underperform the index was the longer average maturity of the Fund than the index. Bonds with longer maturities experience greater price movement when interest rates change.

Including the sales charge and expenses, as of June 30, 2015, the Fund’s calendar year to date return was -5.40%. The fund had an annualized five year return of 3.08% and an annualized return since inception of 3.38%.

Our plan is to proceed with the same strategy that we have utilized since the Fund’s inception. We will continue to seek out municipal bonds that provide a balance between credit risk and the potential to offer high current income and consistently attractive yields.

Ratings are provided by Moody’s Investor Services and Standard & Poor’s.

The Moody’s ratings in the following ratings explanations are in parenthesis. AAA (Aaa) - The highest rating assigned by Moody’s and S&P. Capacity to pay interest and repay principal is extremely strong.

AA (Aa) - Debt has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in a small degree.

A - Debt rated “A” has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

BBB (Baa) - Debt is regarded as having an adequate capacity to pay interest and repay principal. These ratings by Moody’s and S&P are the “cut-off” for a bond to be considered investment grade. Whereas debt normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal in this category than in higher-rated categories.

BB (Bb), B, CCC (Ccc), CC (Cc), C - Debt rated in these categories is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. “BB” indicates the least degree of speculation and “C” the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or market exposure to adverse conditions and are not considered to be investment grade.

D - Debt rated “D” is in payment default. This rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.

Ratings are subject to change.

Ratings apply to the bonds in the portfolio. They do not remove market risk associated with the fund.

Ratings are based on Moody’s and S&P, as applicable. Credit ratings are based largely on the rating agency’s investment analysis at the time of rating and the rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition. The rating assigned to a security by a rating agency does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. If securities are rated differently by the rating agencies, the higher of the two rating is applied thus improving the overall evaluation of the portfolio.

HIGH YIELD TAX FREE BOND FUND	3

ILLUSTRATION OF INVESTMENT (UNAUDITED)

Summary of Portfolio Holdings (Unaudited)

As of June 30, 2015

New York	24.54%	$25,008,583
New Jersey	13.03	13,280,126
Connecticut	10.18	10,371,673
Florida	7.22	7,355,288
Pennsylvania	6.67	6,793,149
Texas	3.69	3,756,290
Michigan	3.21	3,270,625
Indiana	2.82	2,868,188
Puerto Rico	2.41	2,455,097
California	2.13	2,172,596
Illinois	1.98	2,015,841
Rhode Island	1.93	1,964,408
Washington	1.91	1,949,135
Maryland	1.84	1,869,975
Georgia	1.75	1,787,574
New Mexico	1.61	1,641,624
District of Columbia	1.17	1,188,226
Maine	1.07	1,094,006
Missouri	0.96	982,790
Massachusetts	0.91	927,094
Louisiana	0.86	875,038
North Carolina	0.70	715,862
Ohio	0.65	666,892
Alaska	0.61	624,905
Wisconsin	0.61	623,201
Colorado	0.60	615,583
West Virginia	0.50	504,890
Wyoming	0.46	466,715
Utah	0.40	404,397
Oregon	0.36	366,665
Iowa	0.33	337,716
Tennessee	0.33	337,788
Nebraska	0.28	288,177
Kentucky	0.28	287,202
Mississippi	0.27	279,115
Kansas	0.27	272,705

Oklahoma	0.24%	$248,225
Vermont	0.23	238,694
Arizona	0.22	222,919
Virginia	0.21	218,470
New Hampshire	0.12	118,113
Nevada	0.11	116,471
Virgin Islands	0.11	110,134
Alabama	0.11	108,471
South Carolina	0.06	55,149
Hawaii	0.05	45,958
Total Investments	100.00%	$101,901,743

4	SPIRIT OF AMERICA

ILLUSTRATION OF INVESTMENT (UNAUDITED) (CONT.)

Average Annual Returns (Unaudited)

(For the Periods Ended June 30, 2015)

	Six Months	1 Year	5 Year	Since Inception (February 29, 2008)
Spirit of America High Yield Tax Free Bond Fund (NAV)	(0.68)%	2.97%	4.08%	4.07%
Spirit of America High Yield Tax Free Bond Fund (POP)	(5.40)%	(1.91)%	3.08%	3.38%
The Barclays Municipal Bond Index	0.12%	3.00%	4.50%	5.13%

NAV represents the Net Asset Value. Returns at NAV do not reflect the maximum 4.75% sales charge. POP represents Public Offering Price and returns at POP do reflect the maximum 4.75% sales charge. Total returns for periods less than one year are not annualized.

Performance data quoted represents past performance; past performance is no guarantee of future results.

The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted.

Growth of $10,000

(includes one-time 4.75% maximum sales charge and reinvestment of all distributions)

*	Fund commenced operations February 29, 2008.
**	The Barclays Municipal Bond Index benchmark is based on a start date of February 29, 2008.

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance information current to the most recent month-end, please call 1-800- 452-4892.

The Barclays Municipal Bond Index is an unmanaged index. The performance of an index assumes no transaction costs, taxes, management fees or other expenses. A direct investment in an index is not possible.

HIGH YIELD TAX FREE BOND FUND	5

DISCLOSURE OF FUND EXPENSES (UNAUDITED)

FOR THE SIX MONTH PERIOD JANUARY 1, 2015 TO JUNE 30, 2015

We believe it is important for you to understand the impact of fees regarding your investment. All mutual funds have operating expenses. As a shareholder of the Fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from the Fund’s gross income, directly reduce the investment return of the Fund.

The Fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing fees (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the six month period, January 1, 2015 to June 30, 2015.

Spirit of America High Yield Tax Free Bond Fund

	Beginning Account Value January 1, 2015	Ending Account Value June 30, 2015	Expense Ratio(1)	Expenses Paid During Period(2)
Actual Fund Return	$1,000.00	$993.20	0.91%	$4.48
Hypothetical 5% Return	$1,000.00	$1,020.30	0.91%	$4.54

This table illustrates your Fund’s costs in two ways:

Actual Fund Return: This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, the third column shows the period’s annualized expense ratio, and the last column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund at the beginning of the period. You may use the information here, together with your account value, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period.”

Hypothetical 5% Return: This section is intended to help you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had a return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), or redemption fees.

(1)	Annualized, based on the Fund’s most recent half-year expenses.

(2)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the period (181), then divided by 365.

6	SPIRIT OF AMERICA

SCHEDULE OF INVESTMENTS	JUNE 30, 2015 (UNAUDITED)

	Principal Amount	Market Value
Municipal Bonds 99.51%

Alabama 0.11%
Cullman County Health Care Authority, Refunding Revenue Bonds, Series A, Callable 02/01/19 @ 100, (OID), 6.75%, 02/01/29	$100,000	$108,471

Alaska 0.61%
Alaska Housing Finance Corp., Revenue Bonds, Series A, Callable 06/01/21 @ 100, (OID), 4.25%, 12/01/40	100,000	102,729
Alaska Housing Finance Corp., Revenue Bonds, Series A, Callable 06/01/21 @ 100, (OID), 4.13%, 12/01/37	100,000	102,526
Northern TOB Securitization Corp., Refunding Revenue Bonds, Series A, Callable 07/22/15 @ 100, (OID), 5.00%, 06/01/32	500,000	419,650
		624,905

Arizona 0.22%
Arizona Health Facilities Authority, Refunding Revenue Bonds, Series D, Callable 07/01/19 @ 100, (OID), 5.00%, 07/01/28	100,000	110,428
State of Arizona, Public Improvements Revenue Bonds, Series A, Callable 01/01/20 @ 100, (AGM), 5.00%, 07/01/28	100,000	112,491
		222,919

California 2.12%
California Educational Facilities Authority, University & College Improvements, Revenue Bonds, Callable 10/01/21 @ 100, (OID), 6.13%, 10/01/30	250,000	302,660
City of Los Angeles Wastewater System Revenue, Refunding Revenue Bonds, Subseries B, Callable 06/01/22 @ 100, (OID), 3.38%, 06/01/29	100,000	100,827
County of San Bernardino, Refunding Bonds, Certificate of Participation, Series A, Callable 08/01/19 @ 100, (OID), 5.25%, 08/01/26	50,000	55,987
County of San Bernardino, Refunding Bonds, Certificate of Participation, Series A, Callable 08/01/19 @ 100, 5.50%, 08/01/22	250,000	284,870
San Francisco, CA Bay Area Rapid Transit , Public & Highway Improvements, General Obligation Unlimited, Series C, 5.00%, 08/01/33	250,000	287,915
State of California, Public Improvements, General Obligation Unlimited, Callable 04/01/19 @ 100, (OID), 6.00%, 04/01/38	100,000	116,605
State of California, Port, Airport & Marina Improvements, General Obligation Unlimited, Callable 11/01/20 @ 100, (OID), 5.25%, 11/01/30	250,000	292,312

See accompanying notes which are an integral part of these financial statements.

HIGH YIELD TAX FREE BOND FUND	7

SCHEDULE OF INVESTMENTS (CONT.)	JUNE 30, 2015 (UNAUDITED)

	Principal Amount	Market Value

California (cont.)
State of California, Refunding Bonds, General Obligation Unlimited, Callable 08/01/18 @ 100, (OID), 5.00%, 08/01/34	$500,000	$547,565
Washington Township Health Care District, Hospital Improvements, General Obligation Unlimited, Series A, Callable 08/01/19 @ 100, (OID), 5.25%, 08/01/28	140,000	160,888
Washington Township Health Care District, Hospital Improvements, General Obligation Unlimited, Series A, Callable 08/01/19 @ 100, (OID), 5.00%, 08/01/20	20,000	22,967
		2,172,596

Colorado 0.60%
Colorado Health Facilities Authority, Refunding Revenue Bonds, Series B, Callable 01/01/20 @ 100, 5.25%, 01/01/30	100,000	112,098
Montrose Memorial Hospital, Inc., Hospital Improvements, Revenue Bonds, Callable 08/06/15 @ 101, (OID), 6.00%, 12/01/33	500,000	503,485
		615,583

Connecticut 10.13%
Connecticut Housing Finance Authority, Refunding Revenue Bonds, Series E-2, Callable 05/15/21 @ 100, (GO OF AUTH) (OID), 4.63%, 11/15/41	220,000	227,689
Connecticut Housing Finance Authority, Multi-Family Housing, Revenue Bonds, Subseries F-1, Callable 05/15/21 @ 100, (GO OF AUTH), 4.63%, 11/15/41	215,000	222,856
Connecticut Housing Finance Authority, Refunding Revenue Bonds, Series B-2, Callable 05/15/21 @ 100, (GO OF AUTH), 4.90%, 11/15/36	190,000	198,590
Connecticut Housing Finance Authority, Refunding Revenue Bonds, Series B-2, Callable 05/15/21 @ 100, (GO OF AUTH), 5.00%, 11/15/41	5,000	5,071
Connecticut Housing Finance Authority, State Single-Family Housing, Revenue Bonds, Subseries C-1, Callable 05/15/21 @ 100, 3.50%, 05/15/31	250,000	247,140
Connecticut Housing Finance Authority, State Single-Family Housing, Revenue Bonds, Subseries C-1, Callable 05/15/21 @ 100, 3.75%, 11/15/35	500,000	500,895
Connecticut Housing Finance Authority, Refunding Revenue Bonds, Subseries B-1, Callable 05/15/21 @ 100, (GO OF AUTH), 3.35%, 05/15/28	250,000	251,383
Connecticut Housing Finance Authority, Refunding Revenue Bonds, Subseries C-1, Callable 05/15/21 @ 100, 3.25%, 11/15/27	150,000	150,513

See accompanying notes which are an integral part of these financial statements.

8	SPIRIT OF AMERICA

SCHEDULE OF INVESTMENTS (CONT.)	JUNE 30, 2015 (UNAUDITED)

	Principal Amount	Market Value

Connecticut (cont.)
Connecticut Housing Finance Authority, State Single-Family Housing, Revenue Bonds, Subseries C-1, Callable 05/15/21 @ 100, 3.88%, 11/15/38	$750,000	$751,725
Connecticut Housing Finance Authority, State Single-Family Housing, Revenue Bonds, Subseries D-1, Callable 05/15/21 @ 100, 4.00%, 11/15/34	250,000	253,842
Connecticut Housing Finance Authority, State Single-Family Housing, Revenue Bonds, Subseries D-2, Callable 05/15/21 @ 100, 4.15%, 05/15/42	250,000	252,842
Connecticut Housing Finance Authority, Refunding Revenue Bonds, Subseries E-1, Callable 05/15/20 @ 100, (GO OF AUTH), 4.88%, 11/15/46	100,000	103,958
Connecticut Housing Finance Authority, Refunding Revenue Bonds, Series G, Callable 05/15/22 @ 100, 3.05%, 05/15/31	250,000	229,570
Connecticut Housing Finance Authority, Refunding Revenue Bonds, Series F-1, Callable 11/15/21 @ 100, (OID), 3.30%, 11/15/37	250,000	230,743
Connecticut Housing Finance Authority, Refunding Revenue Bonds, Subseries G-1, Callable 11/15/21 @ 100, (OID), 3.75%, 11/15/55	250,000	233,263
Connecticut State Health & Educational Facility Authority, Hospital Improvements, Revenue Bonds, Series E, Callable 07/01/24 @ 100, 5.00%, 07/01/34	100,000	109,461
Connecticut State Health & Educational Facility Authority, Hospital Improvements, Revenue Bonds, Series J, Callable 07/01/22 @ 100, (OID), 4.50%, 07/01/38	500,000	501,780
Connecticut State Health & Educational Facility Authority, University & College Improvements, Revenue Bonds, Series O, Callable 07/01/20 @ 100, (OID), 4.75%, 07/01/30	100,000	109,699
Connecticut State Health & Educational Facility Authority, Revenue Bonds, Series P, Callable 07/01/20 @ 100, 5.00%, 07/01/28	100,000	110,761
Connecticut State Health & Educational Facility Authority, University & College Improvements, Revenue Bonds, Callable 07/01/18 @ 100, (BHAC-CR) (NATL-RE) (OID), 5.00%, 07/01/37	250,000	269,372
Connecticut State Health & Educational Facility Authority, University & College Improvements, Revenue Bonds, Series O, Callable 07/01/20 @ 100, (OID), 5.00%, 07/01/40	125,000	136,679
Connecticut State Health & Educational Facility Authority, Healthcare, Hospital, & Nursing Home Improvements, Refunding Revenue Bonds, Series A, Callable 07/01/21 @ 100, 5.00%, 07/01/32	440,000	476,846

See accompanying notes which are an integral part of these financial statements.

HIGH YIELD TAX FREE BOND FUND	9

SCHEDULE OF INVESTMENTS (CONT.)	JUNE 30, 2015 (UNAUDITED)

	Principal Amount	Market Value

Connecticut (cont.)
Connecticut State Health & Educational Facility Authority, Hospital Improvements, Revenue Bonds, Series J, Callable 07/01/22 @ 100, 5.00%, 07/01/42	$500,000	$525,235
Connecticut State Health & Educational Facility Authority, Hospital Improvements, Revenue Bonds, Series J, Callable 07/01/22 @ 100, (OID), 4.25%, 07/01/31	500,000	509,995
Connecticut State Health & Educational Facility Authority, Private Primary Schools, Revenue Bonds, Series C, Callable 07/01/22 @ 100, 4.00%, 07/01/33	100,000	102,327
Connecticut State Health & Educational Facility Authority, Hospital Improvements, Revenue Bonds, Series B, Callable 07/01/21 @ 100, (AGM) (OID), 4.00%, 07/01/37	250,000	253,055
State of Connecticut, Public Improvements, General Obligation Unlimited, Series B, Callable 04/15/22 @ 100, 4.00%, 04/15/32	250,000	255,500
State of Connecticut, Public Improvements, General Obligation Unlimited, Series A, Callable 03/01/24 @ 100, (OID), 4.00%, 03/01/33	400,000	410,292
State of Connecticut, General Obligation Unltd, Series B, Callable 06/15/25 @ 100, 5.00%, 06/15/28	250,000	289,210
State of Connecticut, General Obligation Unltd, Series B, 5.00%, 06/15/24	250,000	296,715
State of Connecticut Special Tax Revenue, Highway Improvements, Revenue Bonds, Series A, Callable 10/01/23 @ 100, 5.00%, 10/01/30	250,000	284,867
State of Connecticut Special Tax Revenue, Public Improvements, Revenue Bonds, Callable 01/01/23 @ 100, 3.00%, 01/01/33	1,000,000	907,740
State of Connecticut Special Tax Revenue, Public Improvements, Revenue Bonds, Callable 01/01/23 @ 100, 5.00%, 01/01/28	445,000	508,764
State of Connecticut Special Tax Revenue, Highway Improvements, Revenue Bonds, Callable 11/01/20 @ 100, 5.00%, 11/01/22	100,000	115,556
University of Connecticut, University & College Improvements, Revenue Bonds, Series A, Callable 02/15/24 @ 100, 5.00%, 02/15/34	250,000	281,215
University of Connecticut, University & College Improvements, Revenue Bonds, Series A, Callable 02/15/20 @ 100, (GO OF UNIVERSITY), 5.00%, 02/15/28	50,000	56,524
		10,371,673

See accompanying notes which are an integral part of these financial statements.

10	SPIRIT OF AMERICA

SCHEDULE OF INVESTMENTS (CONT.)	JUNE 30, 2015 (UNAUDITED)

	Principal Amount	Market Value

District of Columbia 1.16%
District of Columbia, Hospital Improvements, Revenue Bonds, Subseries 2, Callable 07/15/18 @ 101, (AGM), 5.45%, 07/15/35	$510,000	$563,336
District of Columbia Housing Finance Agency, State Multi-Family Housing, Revenue Bonds, Callable 06/15/23 @ 100, (Fannie Mae), 4.45%, 06/15/31	320,000	334,474
District of Columbia Housing Finance Agency, State Single-Family Housing, Revenue Bonds, Callable 12/01/21 @ 100, (Fannie Mae), 4.90%, 06/01/40	280,000	290,416
		1,188,226

Florida 7.18%
Citizens Property Insurance Corp., Miscellaneous Purposes, Revenue Bonds, Series A-1, 4.75%, 06/01/20	150,000	169,770
City of Miami Parking System Revenue, Refunding Revenue Bonds, Callable 10/01/19 @ 100, (OID), 5.35%, 10/01/39	500,000	560,125
City of Miami, FL, Parking Facility Improvements, Revenue Bonds, Series A, Callable 07/01/20 @ 100, (AGM) (OID), 5.25%, 07/01/35	105,000	114,493
City of Miami, FL, Parking Facility Improvements, Revenue Bonds, Series A, Callable 07/01/20 @ 100, (AGM) (OID), 5.25%, 07/01/39	125,000	135,106
City of Orlando, Public Improvements, Revenue Bonds, Series B, Callable 10/01/24 @ 100, 5.00%, 10/01/46	1,000,000	1,091,870
County of Miami-Dade Aviation Revenue, Port, Airport & Marina Improvements, Revenue Bonds, Series A, Callable 10/01/20 @ 100, (OID), 5.25%, 10/01/30	150,000	171,309
County of Miami-Dade, FL, Recreational Facility Improvements, Revenue Bonds, Series C, Callable 10/01/19 @ 100, (OID), 5.38%, 10/01/28	250,000	285,410
County of Miami-Dade, FL, Public Improvements, General Obligation Unlimited, Series B-1, Callable 07/01/18 @ 100, (OID), 5.63%, 07/01/38	250,000	280,862
County of Miami-Dade, FL, Hospital Improvements, Revenue Bonds, Callable 06/01/19 @ 100, (OID), 5.75%, 06/01/39	110,000	125,322
Escambia County Health Facilities Authority, Hospital Improvements, Revenue Bonds, Series A, Callable 08/15/20 @ 100, (OID), 5.50%, 08/15/24	250,000	287,432
Escambia County Health Facilities Authority, Hospital Improvements, Revenue Bonds, Series A, Callable 08/15/20 @ 100, (OID), 5.75%, 08/15/29	160,000	184,206
Florida Gulf Coast University Financing Corp., University & College Improvements, Revenue Bonds, Series A, Callable 02/01/21 @ 100, 5.00%, 02/01/28	100,000	111,379

See accompanying notes which are an integral part of these financial statements.

HIGH YIELD TAX FREE BOND FUND	11

SCHEDULE OF INVESTMENTS (CONT.)	JUNE 30, 2015 (UNAUDITED)

	Principal Amount	Market Value

Florida (cont.)
Florida Higher Educational Facilities Financial Authority, University & College Improvements, Refunding Revenue Bonds, Callable 04/01/21 @ 100, (OID), 6.00%, 04/01/26	$130,000	$153,104
Florida Housing Finance Corp., State Single-Family Housing, Revenue Bonds, Series 2, Callable 07/01/19 @ 100, (Freddie Mac) (Fannie Mae) (Ginnie Mae), 5.00%, 07/01/39	80,000	82,397
Florida Municipal Loan Council, Water Utility Improvements, Revenue Bonds, Series D, Callable 10/01/21 @ 100, (AGM) (OID), 5.50%, 10/01/41	100,000	116,654
Florida Municipal Loan Council, Water Utility Improvements, Revenue Bonds, Series D, Callable 10/01/21 @ 100, (AGM) (OID), 5.25%, 10/01/33	100,000	114,171
FSU Financial Assistance, Inc., Refunding Revenue Bonds, Series A, Callable 10/01/22 @ 100, 5.00%, 10/01/30	500,000	558,045
Greater Orlando Aviation Authority, Port, Airport & Marina Improvements, Revenue Bonds, Series A, Callable 10/01/20 @ 100, 5.00%, 10/01/25	200,000	229,466
Hillsborough County Industrial Development Authority, School Improvements, Revenue Bonds, Callable 05/15/17 @ 100, 5.13%, 05/15/37	250,000	250,050
JEA Electric System Revenue, Revenue Bonds, Series THREE-B, Callable 10/01/17 @ 100, (OID), 3.75%, 10/01/39	500,000	468,140
JEA Water & Sewer System Revenue, Revenue Bonds, Series B, Callable 10/01/17 @ 100, (OID), 4.00%, 10/01/41	515,000	515,191
JEA Water & Sewer System Revenue, Revenue Bonds, Subseries B, Callable 10/01/17 @ 100, (OID), 3.88%, 10/01/37	250,000	247,595
Miami-Dade County Educational Facilities Authority, University & College Improvements, Revenue Bonds, Series B, (AMBAC), 5.25%, 04/01/31	260,000	310,141
North Sumter County Utility Dependent District, Water & Utility Improvements, Revenue Bonds, Callable 10/01/20 @ 100, (AGM) (OID), 5.38%, 10/01/40	400,000	450,444
Orange County Health Facilities Authority, Hospital Improvements, Revenue Bonds, 5.25%, 10/01/19	160,000	181,573
Palm Beach County School District, Refunding Bonds, Certificate of Participation, Series A, Callable 08/01/21 @ 100, 5.00%, 08/01/24	45,000	51,873
Tampa Hillsborough County Expressway Authority, Refunding Revenue Bonds, Series A, Callable 07/01/22 @ 100, 5.00%, 07/01/37	100,000	109,160
		7,355,288

See accompanying notes which are an integral part of these financial statements.

12	SPIRIT OF AMERICA

SCHEDULE OF INVESTMENTS (CONT.)	JUNE 30, 2015 (UNAUDITED)

	Principal Amount	Market Value

Georgia 1.75%
Albany-Dougherty Inner City Authority, University & College Improvements, Revenue Bonds, Callable 07/01/20 @ 100, 5.00%, 07/01/35	$250,000	$273,722
Albany-Dougherty Payroll Development Authority, University & College Improvements, Revenue Bonds, Callable 06/15/20 @ 100, (AGM) (OID), 5.50%, 06/15/36	325,000	378,433
City of Atlanta, GA, Refunding Revenue Bonds, Callable 05/01/25 @ 100, 5.00%, 11/01/34	200,000	227,410
City of Atlanta, GA, Refunding Revenue Bonds, Series B, Callable 11/01/19 @ 100, (AGM) (OID), 5.38%, 11/01/39	250,000	282,970
Fulton County Development Authority, Refunding Revenue Bonds, Callable 10/01/22 @ 100, (OID), 4.25%, 10/01/37	100,000	103,010
Fulton County Development Authority, Refunding Revenue Bonds, 5.00%, 10/01/22	150,000	175,325
Fulton County Development Authority, University & College Improvements, Revenue Bonds, Callable 04/01/21 @ 100, (OID), 5.75%, 10/01/31	50,000	58,602
Fulton County Development Authority, University & College Improvements, Revenue Bonds, Callable 04/01/21 @ 100, (OID), 5.75%, 10/01/41	250,000	288,102
		1,787,574

Hawaii 0.04%
Hawaii Pacific Health, Hospital Improvements, Revenue Bonds, Series B, Callable 07/01/20 @ 100, (OID), 5.75%, 07/01/40	40,000	45,958

Illinois 1.97%
Chicago Board of Education, School Improvements, General Obligation Unlimited, Series A, Callable 12/01/22 @ 100, 5.00%, 12/01/42	600,000	519,756
Illinois Finance Authority, Refunding Revenue Bonds, Series A, Callable 02/15/20 @ 100, (OID), 6.00%, 08/15/38	175,000	192,915
Illinois Finance Authority, Hospital Improvements, Revenue Bonds, Series A, Callable 08/15/21 @ 100, (OID), 5.88%, 08/15/34	100,000	117,274
Illinois Finance Authority, Hospital Improvements, Revenue Bonds, Series A, Callable 08/15/18 @ 100, (OID), 5.25%, 08/15/47	250,000	262,845
Illinois Finance Authority, Refunding Revenue Bonds, Series A, Callable 02/15/20 @ 100, (OID), 5.50%, 08/15/24	215,000	241,114
Railsplitter Tobacco Settlement Authority, Public Improvements, Revenue Bonds, Callable 06/01/21 @ 100, (OID), 6.00%, 06/01/28	250,000	289,847

See accompanying notes which are an integral part of these financial statements.

HIGH YIELD TAX FREE BOND FUND	13

SCHEDULE OF INVESTMENTS (CONT.)	JUNE 30, 2015 (UNAUDITED)

	Principal Amount	Market Value

Illinois (cont.)
Railsplitter Tobacco Settlement Authority, Public Improvements, Revenue Bonds, (OID), 5.13%, 06/01/19	$250,000	$277,992
University of Illinois, University & College Improvements, Revenue Bonds, Series A, Callable 04/01/21 @ 100, 5.50%, 04/01/31	100,000	114,098
		2,015,841

Indiana 2.80%
Indiana Finance Authority, Refunding Revenue Bonds, Series A, Callable 12/01/19 @ 100, (OID), 5.25%, 12/01/38	265,000	293,798
Indiana Finance Authority, Refunding Revenue Bonds, Series A, Callable 05/01/19 @ 100, (OID), 5.75%, 05/01/31	100,000	112,933
Indiana Finance Authority, Hospital Improvements, Revenue Bonds, Callable 11/01/19 @ 100, (OID), 5.25%, 11/01/39	250,000	277,217
Town of Munster, IN, Public Improvements, Tax Allocation Bonds, Callable 07/15/21 @ 100, (OID), 5.13%, 01/15/31	2,000,000	2,184,240
		2,868,188

Iowa 0.33%
Iowa State Finance Authority, Revenue Bonds, Series A, Callable 08/15/19 @ 100, (OID), 5.38%, 08/15/29	300,000	337,716

Kansas 0.27%
Kansas Development Finance Authority, Refunding Revenue Bonds, Series A, Callable 01/01/20 @ 100, 5.00%, 01/01/35	250,000	272,705

Kentucky 0.28%
Kentucky Municipal Power Agency, Electric Lights & Power Improvements, Revenue Bonds, Series A, Callable 09/01/20 @ 100, (AGM), 5.00%, 09/01/23	250,000	287,202

Louisiana 0.85%
Louisiana Local Government Environmental Facilities & Community Development Authority, Sewer Improvements, Revenue Bonds, Series A, Callable 02/01/23 @ 100, (OID), 4.00%, 02/01/48	500,000	477,205
Louisiana Local Government Environmental Facilities & Community Development Authority, Sewer Improvements, Revenue Bonds, Series A, Callable 02/01/23 @ 100, 5.00%, 02/01/35	100,000	110,738

See accompanying notes which are an integral part of these financial statements.

14	SPIRIT OF AMERICA

SCHEDULE OF INVESTMENTS (CONT.)	JUNE 30, 2015 (UNAUDITED)

	Principal Amount	Market Value

Louisiana (cont.)
Louisiana Public Facilities Authority, Refunding Revenue Bonds, Series A, Callable 07/01/19 @ 100, (OID), 6.00%, 07/01/29	$250,000	$287,095
		875,038

Maine 1.07%
Maine Health & Higher Educational Facilities Authority, Refunding Revenue Bonds, Callable 07/01/22 @ 100, (OID), 3.63%, 07/01/41	500,000	488,865
Maine State Housing Authority, State Single-Family Housing, Revenue Bonds, Series D-2, Callable 11/15/22 @ 100, 4.50%, 11/15/37	250,000	257,487
Maine State Housing Authority, State Single-Family Housing, Revenue Bonds, Series A-3, Callable 11/15/24 @ 100, 3.75%, 11/15/44	100,000	94,379
Maine State Housing Authority, State Single-Family Housing, Revenue Bonds, Series B, Callable 11/15/22 @ 100, 3.45%, 11/15/32	100,000	97,850
Maine State Housing Authority, State Single-Family Housing, Revenue Bonds, Series B, Callable 11/15/22 @ 100, 3.60%, 11/15/36	100,000	95,466
Maine Turnpike Authority, Refunding Revenue Bonds, Callable 07/01/25 @ 100, 5.00%, 07/01/26	50,000	59,959
		1,094,006

Maryland 1.83%
Maryland Community Development Administration, State Single-Family Housing, Revenue Bonds, Series B, Callable 09/01/18 @ 100, 4.75%, 09/01/39	250,000	257,282
Maryland Economic Development Corp., Port, Airport & Marina Improvements, Revenue Bonds, Series B, Callable 06/01/20 @ 100, (OID), 5.75%, 06/01/35	445,000	484,503
Maryland Economic Development Corp., Port, Airport & Marina Improvements, Revenue Bonds, Series B, Callable 06/01/20 @ 100, (OID), 5.38%, 06/01/25	500,000	546,595
Maryland Health & Higher Educational Facilities Authority, Hospital Improvements, Revenue Bonds, Callable 05/15/16 @ 100, 5.25%, 05/15/46	165,000	171,894
Maryland Health & Higher Educational Facilities Authority, Hospital Improvements, Revenue Bonds, Callable 05/15/20 @ 100, (OID), 4.63%, 05/15/35	60,000	62,120

See accompanying notes which are an integral part of these financial statements.

HIGH YIELD TAX FREE BOND FUND	15

SCHEDULE OF INVESTMENTS (CONT.)	JUNE 30, 2015 (UNAUDITED)

	Principal Amount	Market Value

Maryland (cont.)
Montgomery County Housing Opportunites Commission, Revenue Bonds, Series B, Callable 01/01/22 @ 100, (Freddie Mac) (Fannie Mae) (Ginnie Mae), 3.63%, 07/01/33	$345,000	$347,581
		1,869,975

Massachusetts 0.91%
Massachusetts Educational Financing Authority, Refunding Revenue Bonds, Series A, Callable 01/01/20 @ 100, (OID), 5.25%, 01/01/29	65,000	69,581
Massachusetts Educational Financing Authority, Refunding Revenue Bonds, Series A, Callable 01/01/20 @ 100, (OID), 5.20%, 01/01/27	150,000	160,818
Massachusetts Health & Educational Facilities Authority, Healthcare, Hospital, & Nursing Home Improvements, Refunding Revenue Bonds, Series C, Callable 07/01/20 @ 100, (OID), 5.00%, 07/01/30	130,000	138,728
Massachusetts Health & Educational Facilities Authority, Refunding Revenue Bonds, Series C, 4.25%, 07/01/18	150,000	160,592
Massachusetts Housing Finance Agency, State Multi-Family Housing, Revenue Bonds, Series A, Callable 06/01/20 @ 100, (FHA) (INS), 5.25%, 12/01/35	175,000	187,338
Massachusetts Housing Finance Agency, State Multi-Family Housing, Revenue Bonds, Series C, Callable 06/01/19 @ 100, 5.13%, 12/01/39	100,000	104,797
Massachusetts Housing Finance Agency, State Multi-Family Housing, Revenue Bonds, Series C, Callable 06/01/19 @ 100, 4.85%, 12/01/29	100,000	105,240
		927,094

Michigan 3.19%
Michigan Public Educational Facilities Authority, School Improvements, Refunding Revenue Bonds, Series A, Callable 12/01/15 @ 100, 6.00%, 12/01/35	500,000	491,885
Michigan State Building Authority, Refunding Revenue Bonds, Series 1-A, Callable 10/15/21 @ 100, (OID), 5.38%, 10/15/36	100,000	114,102
Michigan State Building Authority, Refunding Revenue Bonds, Series 1-A, Callable 10/15/21 @ 100, (OID), 5.20%, 10/15/31	750,000	857,070
Michigan State Housing Development Authority, State Multi-Family Housing, Revenue Bonds, Series A2, Callable 04/01/22 @ 100, (GO OF AUTH), 4.50%, 10/01/36	710,000	723,383
Michigan State Housing Development Authority, State Multi-Family Housing, Revenue Bonds, Series A, Callable 06/01/21 @ 100, (GO OF AUTH), 4.60%, 12/01/26	70,000	73,462

See accompanying notes which are an integral part of these financial statements.

16	SPIRIT OF AMERICA

SCHEDULE OF INVESTMENTS (CONT.)	JUNE 30, 2015 (UNAUDITED)

	Principal Amount	Market Value

Michigan (cont.)
Michigan Tobacco Settlement Finance Authority, Refunding Revenue Bonds, Series A, Callable 06/01/18 @ 100, (OID), 6.88%, 06/01/42	$250,000	$234,200
Michigan Tobacco Settlement Finance Authority, Miscellaneous Purposes, Revenue Bonds, Series A, Callable 06/01/17 @ 100, (OID), 6.00%, 06/01/48	595,000	476,286
Royal Oak Hospital Finance Authority, Refunding Revenue Bonds, Series W, Callable 08/01/19 @ 100, 6.38%, 08/01/29	250,000	300,237
		3,270,625

Mississippi 0.27%
Mississippi Hospital Equipment & Facilities Authority, Refunding Revenue Bonds, Callable 01/01/20 @ 100, 5.25%, 01/01/30	250,000	279,115

Missouri 0.96%
Hanley Road Corridor Transportation Development District, Refunding Revenue Bonds, Series A, Callable 10/01/19 @ 100, (OID), 5.88%, 10/01/36	275,000	297,921
Health & Educational Facilities Authority of the State of Missouri, Healthcare, Hospital & Nursing Home Improvements, Revenue Bonds, Callable 11/15/22 @ 100, (OID), 3.75%, 11/15/39	100,000	95,677
Health & Educational Facilities Authority of the State of Missouri, Healthcare, Hospital & Nursing Home Improvements, Revenue Bonds, Series F, Callable 11/15/24 @ 100, (OID), 4.00%, 11/15/45	500,000	483,745
Missouri Housing Development Commission, State Single-Family Housing, Revenue Bonds, Series D, Callable 09/01/19 @ 100, (Fannie Mae) (Ginnie Mae), 4.70%, 03/01/35	100,000	105,447
		982,790

Nebraska 0.28%
Nebraska Public Power District, Electric Lights & Power Improvements, Revenue Bonds, Series A, Callable 01/01/22 @ 100, 5.00%, 01/01/25	250,000	288,177

Nevada 0.11%
City of Reno, NV, Hospital Improvements, Revenue Bonds, Callable 06/01/18 @ 100, (AMBAC) (OID), 5.50%, 06/01/28	50,000	55,000

See accompanying notes which are an integral part of these financial statements.

HIGH YIELD TAX FREE BOND FUND	17

SCHEDULE OF INVESTMENTS (CONT.)	JUNE 30, 2015 (UNAUDITED)

	Principal Amount	Market Value

Nevada (cont.)
Nevada Housing Division, State Single-Family Housing, Revenue Bonds, Series I, Callable 04/01/20 @ 100, (Fannie Mae) (Ginnie Mae), 4.40%, 04/01/27	$60,000	$61,471
		116,471

New Hampshire 0.12%
New Hampshire Health & Education Facilities Authority Revenue, Refunding Revenue Bonds, Callable 10/01/19 @ 100, (FHA), 6.25%, 04/01/26	100,000	118,113

New Jersey 12.97%
Essex County Improvement Authority, Public Improvements, Revenue Bonds, Series B, Callable 11/01/20 @ 100, (AGM) (OID), 5.75%, 11/01/30	250,000	275,035
Hudson County Improvement Authority, Refunding Revenue Bonds, (AGM), 5.40%, 10/01/25	150,000	181,373
New Jersey Economic Development Authority, Revenue Bonds, Series II, Callable 03/01/22 @ 100, 5.00%, 03/01/25	1,000,000	1,058,450
New Jersey Economic Development Authority, Refunding Revenue Bonds, Series GG, Callable 03/01/21 @ 100, (State Appropriation) (OID), 5.25%, 09/01/26	920,000	970,950
New Jersey Economic Development Authority, Revenue Bonds, Callable 03/01/23 @ 100, 5.00%, 03/01/31	250,000	255,887
New Jersey Economic Development Authority, University & College Improvements, Revenue Bonds, Callable 06/15/23 @ 100, 5.00%, 06/15/30	250,000	283,772
New Jersey Economic Development Authority, School Improvements, Revenue Bonds, Series CC-2, Callable 06/15/20 @ 100, 5.00%, 12/15/32	100,000	102,502
New Jersey Health Care Facilities Financing Authority, Refunding Revenue Bonds, Callable 07/01/21 @ 100, (OID), 6.00%, 07/01/37	200,000	235,892
New Jersey Health Care Facilities Financing Authority, Refunding Revenue Bonds, Series A, Callable 07/01/18 @ 100, (OID), 5.00%, 07/01/27	275,000	299,549
New Jersey Health Care Facilities Financing Authority, Hospital Improvements, Revenue Bonds, Callable 10/01/19 @ 100, (State Appropriation) (OID), 5.75%, 10/01/31	545,000	603,489
New Jersey Higher Education Student Assistance Authority, Refunding Revenue Bonds, Series 1A, Callable 12/01/19 @ 100, 5.25%, 12/01/32	100,000	106,996

See accompanying notes which are an integral part of these financial statements.

18	SPIRIT OF AMERICA

SCHEDULE OF INVESTMENTS (CONT.)	JUNE 30, 2015 (UNAUDITED)

	Principal Amount	Market Value

New Jersey (cont.)
New Jersey Higher Education Student Assistance Authority, Revenue Bonds, Series 2, Callable 12/01/20 @ 100, (OID), 5.00%, 12/01/36	$65,000	$68,613
New Jersey Higher Education Student Assistance Authority, Refunding Revenue Bonds, Series 1A, Callable 12/01/19 @ 100, 5.25%, 12/01/28	200,000	215,090
New Jersey Housing & Mortgage Finance Agency, State Single-Family Housing, Revenue Bonds, Series CC, Callable 04/01/19 @ 100, 5.00%, 10/01/34	90,000	93,549
New Jersey State Turnpike Authority, Revenue Bonds, Series B, Callable 01/01/23 @ 100, 5.00%, 01/01/29	500,000	558,785
New Jersey State Turnpike Authority, Highway Improvements, Revenue Bonds, Series A, Callable 07/01/22 @ 100, 5.00%, 01/01/31	200,000	222,906
New Jersey State Turnpike Authority, Highway Improvements, Revenue Bonds, Series A, Callable 07/01/22 @ 100, 5.00%, 01/01/32	500,000	556,935
New Jersey Transportation Trust Fund Authority, Transit Improvements, Revenue Bonds, Series A, Callable 06/15/21 @ 100, (State Appropriation), 5.00%, 06/15/22	100,000	107,206
New Jersey Transportation Trust Fund Authority, Transit Improvements, Revenue Bonds, Series A, Callable 06/15/22 @ 100, (State Appropriation), 5.00%, 06/15/42	3,500,000	3,551,135
New Jersey Transportation Trust Fund Authority, Transit Improvements, Revenue Bonds, Series A, Callable 06/15/21 @ 100, (State Appropriation) (OID), 5.25%, 06/15/31	220,000	227,817
New Jersey Transportation Trust Fund Authority, Transit Improvements, Revenue Bonds, Series B, Callable 06/15/21 @ 100, (OID), 5.00%, 06/15/42	200,000	202,452
New Jersey Transportation Trust Fund Authority, Transit Improvements, Revenue Bonds, Series AA, Callable 06/15/22 @ 100, 5.00%, 06/15/38	1,105,000	1,117,232
Newark Housing Authority, Public Improvements, Revenue Bonds, Callable 12/01/19 @ 100, 6.75%, 12/01/38	750,000	865,500
State of New Jersey, Public Improvements, General Obligation Unlimited, Callable 06/01/25 @ 100, 4.00%, 06/01/34	250,000	252,645
Tenafly School District, Refunding Bonds, General Obligation Unlimited, Callable 07/15/22 @ 100, (OID), 3.00%, 07/15/30	250,000	238,310
Tenafly School District, Refunding Bonds, General Obligation Unlimited, Callable 07/15/22 @ 100, (OID), 3.00%, 07/15/29	250,000	240,270

See accompanying notes which are an integral part of these financial statements.

HIGH YIELD TAX FREE BOND FUND	19

SCHEDULE OF INVESTMENTS (CONT.)	JUNE 30, 2015 (UNAUDITED)

	Principal Amount	Market Value

New Jersey (cont.)
Tobacco Settlement Financing Corp., Refunding Bonds, Revenue Bonds, Series 1A, Callable 06/01/17 @ 100, (OID), 5.00%, 06/01/41	$525,000	$387,786
		13,280,126

New Mexico 1.60%
New Mexico Hospital Equipment Loan Council, Hospital Improvements, Revenue Bonds, Callable 08/01/19 @ 100, 5.13%, 08/01/35	445,000	490,648
New Mexico Hospital Equipment Loan Council, Hospital Improvements, Revenue Bonds, Callable 08/01/19 @ 100, (OID), 5.00%, 08/01/39	225,000	245,086
New Mexico Hospital Equipment Loan Council, Hospital Improvements, Revenue Bonds, Callable 08/01/22 @ 100, (OID), 4.00%, 08/01/42	500,000	485,485
New Mexico Mortgage Finance Authority, Revenue Bonds, Callable 03/01/22 @ 100, (Fannie Mae) (Ginnie Mae) (GTD) (INS), 3.25%, 09/01/27	135,000	131,744
New Mexico Mortgage Finance Authority, Revenue Bonds, Callable 03/01/22 @ 100, (Fannie Mae) (Ginnie Mae) (GTD) (INS), 3.55%, 09/01/32	215,000	210,694
Village of Los Ranchos de Albuquerque, Refunding Revenue Bonds, Callable 09/01/20 @ 100, (OID), 4.50%, 09/01/40	75,000	77,967
		1,641,624

New York 24.42%
Hudson Yards Infrastructure Corp., Public Improvements, Revenue Bonds, Series A, Callable 02/15/21 @ 100, 5.25%, 02/15/47	200,000	217,676
Hudson Yards Infrastructure Corp., Public Improvements, Revenue Bonds, Series A, Callable 02/15/21 @ 100, 5.75%, 02/15/47	250,000	283,442
Hudson Yards Infrastructure Corp., Transit Improvements, Revenue Bonds, Series A, Callable 02/15/17 @ 100, 5.00%, 02/15/47	60,000	62,533
Long Island Power Authority, Electric Lights & Power Improvements, Revenue Bonds, Series A, Callable 05/01/21 @ 100, (AGM), 5.00%, 05/01/36	125,000	136,439
Long Island Power Authority, Electric Lights & Power Improvements, Revenue Bonds, Series A, Callable 04/01/19 @ 100, (OID), 5.75%, 04/01/39	250,000	283,290

See accompanying notes which are an integral part of these financial statements.

20	SPIRIT OF AMERICA

SCHEDULE OF INVESTMENTS (CONT.)	JUNE 30, 2015 (UNAUDITED)

	Principal Amount	Market Value

New York (cont.)
Metropolitan Transportation Authority, Transit Improvements, Revenue Bonds, Series D, Callable 11/15/21 @ 100, 5.00%, 11/15/36	$250,000	$277,212
Metropolitan Transportation Authority, Transit Improvements, Revenue Bonds, Series D, Callable 11/15/21 @ 100, (OID), 4.88%, 11/15/46	100,000	106,657
Metropolitan Transportation Authority, Transit Improvements, Revenue Bonds, Series D, Callable 11/15/21 @ 100, (OID), 4.75%, 11/15/36	250,000	268,697
Metropolitan Transportation Authority, Transit Improvements, Revenue Bonds, Series B, Callable 05/15/23 @ 100, 5.00%, 11/15/33	100,000	111,240
Metropolitan Transportation Authority, Transit Improvements, Revenue Bonds, Series A, Callable 05/15/23 @ 100, 5.00%, 11/15/43	500,000	540,410
Metropolitan Transportation Authority, Transit Improvements, Revenue Bonds, Series B, Callable 05/15/24 @ 100, 5.25%, 11/15/44	1,000,000	1,117,720
Metropolitan Transportation Authority, Transit Improvements, Revenue Bonds, Series C, Callable 05/15/23 @ 100, 5.00%, 11/15/32	500,000	558,395
Metropolitan Transportation Authority, Transit Improvements, Refunding Revenue Bonds, Series B, Callable 05/15/25 @ 100, 5.00%, 11/15/28	250,000	288,465
Metropolitan Transportation Authority, Transit Improvements, Revenue Bonds, Subseries A-1, Callable 05/15/25 @ 100, 5.00%, 11/15/45	500,000	547,635
Metropolitan Transportation Authority, Transit Improvements, Revenue Bonds, Series A, Callable 11/15/21 @ 100, (OID), 5.00%, 11/15/37	250,000	276,147
Metropolitan Transportation Authority, Refunding Revenue Bonds, Series D, Callable 11/15/23 @ 100, 5.25%, 11/15/28	50,000	58,502
Metropolitan Transportation Authority, Transit Improvements, Revenue Bonds, Series D, Callable 11/15/20 @ 100, (OID), 5.25%, 11/15/34	500,000	565,590
Monroe County Industrial Development Corp., Hospital Improvements, Revenue Bonds, Callable 02/15/21 @ 100, (FHA) (INS), 5.75%, 08/15/35	250,000	291,980
New York City Housing Development Corp., Local Multi-Family Housing, Revenue Bonds, Series D-1-A, Callable 05/01/20 @ 100, 4.85%, 11/01/35	250,000	258,830
New York City Housing Development Corp., Local Multi-Family Housing, Revenue Bonds, Series C, Callable 11/01/19 @ 100, 4.95%, 05/01/47	500,000	515,440

See accompanying notes which are an integral part of these financial statements.

HIGH YIELD TAX FREE BOND FUND	21

SCHEDULE OF INVESTMENTS (CONT.)	JUNE 30, 2015 (UNAUDITED)

	Principal Amount	Market Value

New York (cont.)
New York City Housing Development Corp., Local Multi-Family Housing, Revenue Bonds, Series L-1, Callable 03/16/20 @ 100, 4.90%, 11/01/40	$250,000	$260,397
New York City Housing Development Corp., Local Multi-Family Housing, Revenue Bonds, Series G, Callable 11/01/21 @ 100, 3.80%, 11/01/37	500,000	494,410
New York City Housing Development Corp., Local Multi-Family Housing, Revenue Bonds, Series J-1, 5.00%, 05/01/20	150,000	169,248
New York City Housing Development Corp., Local Multi-Family Housing, Revenue Bonds, Series G, Callable 11/01/20 @ 100, 4.75%, 05/01/41	250,000	261,697
New York City Housing Development Corp., Local Multi-Family Housing, Revenue Bonds, Series F, Callable 05/01/19 @ 100, 4.60%, 11/01/29	100,000	105,582
New York City Housing Development Corp., Local Multi-Family Housing, Revenue Bonds, Series F, Callable 05/01/19 @ 100, 4.85%, 05/01/41	250,000	256,910
New York City Housing Development Corp., Local Multi-Family Housing, Revenue Bonds, Series K, Callable 05/01/19 @ 100, 4.75%, 11/01/29	100,000	103,649
New York City Housing Development Corp., Refunding Revenue Bonds, Series J, Callable 05/01/19 @ 100, 4.80%, 05/01/36	250,000	259,112
New York City Industrial Development Agency, Recreational Facility Improvements, Revenue Bonds, Callable 09/01/16 @ 100, (FGIC), 5.00%, 03/01/46	3,750,000	3,823,950
New York City Industrial Development Agency, Recreational Facility Improvements, Revenue Bonds, Callable 01/01/19 @ 100, (OID), 6.50%, 01/01/46	650,000	744,237
New York City Industrial Development Agency, Recreational Facility Improvements, Revenue Bonds, Callable 09/01/16 @ 100, (FGIC), 5.00%, 03/01/31	145,000	149,040
New York City Industrial Development Agency, Recreational Facility Improvements, Revenue Bonds, Callable 09/01/16 @ 100, (NATL-RE), 5.00%, 03/01/36	115,000	119,070
New York City Industrial Development Agency, Recreational Facility Improvements, Revenue Bonds, Callable 09/01/16 @ 100, (FGIC) (OID), 4.50%, 03/01/39	100,000	100,789
New York City Transitional Finance Authority Building Aid Revenue, Public Improvements, Revenue Bonds, Series S-1, Callable 01/15/25 @ 100, (State Aid Withholding), 5.00%, 07/15/27	250,000	292,965

See accompanying notes which are an integral part of these financial statements.

22	SPIRIT OF AMERICA

SCHEDULE OF INVESTMENTS (CONT.)	JUNE 30, 2015 (UNAUDITED)

	Principal Amount	Market Value

New York (cont.)
New York City Transitional Finance Authority Building Aid Revenue, School Improvements, Revenue Bonds, Series S-3, Callable 01/15/19 @ 100, (State Aid Withholding) (OID), 5.38%, 01/15/34	$250,000	$282,312
New York City Transitional Finance Authority Building Aid Revenue, Revenue Bonds, Series S-1, Callable 01/15/25 @ 100, (State Aid Withholding), 5.00%, 07/15/35	500,000	563,755
New York City Transitional Finance Authority Future Tax Secured Revenue, Public Improvements, Revenue Bonds, Series C, Callable 11/01/20 @ 100, (OID), 5.00%, 11/01/33	500,000	574,780
New York City Water & Sewer System, Revenue Bonds, Series BB, Callable 12/15/22 @ 100, 5.00%, 06/15/47	500,000	547,380
New York City Water & Sewer System, Revenue Bonds, Series EE, Callable 06/15/23 @ 100, 5.00%, 06/15/47	150,000	164,391
New York City Water & Sewer System, Refunding Revenue Bonds, Series CC, Callable 12/15/21 @ 100, 5.00%, 06/15/45	250,000	275,392
New York City Water & Sewer System, Refunding Revenue Bonds, Series EE, Callable 06/15/22 @ 100, (OID), 3.38%, 06/15/34	100,000	96,928
New York City Water & Sewer System, Revenue Bonds, Series FF, Callable 06/15/22 @ 100, 5.00%, 06/15/45	1,000,000	1,091,710
New York Convention Center Development Corp., Recreational Facility Improvements, Revenue Bonds, Callable 11/15/15 @ 100, (AMBAC), 5.00%, 11/15/44	225,000	228,413
New York Liberty Development Corp., Refunding Revenue Bonds, Callable 01/15/20 @ 100, 5.63%, 07/15/47	250,000	281,745
New York Mortgage Agency, State Single-Family Housing, Revenue Bonds, 5.00%, 04/01/18	50,000	54,244
New York Mortgage Agency, State Single-Family Housing, Revenue Bonds, Series 168, Callable 10/01/21 @ 100, 3.75%, 10/01/32	1,000,000	1,002,440
New York State Dormitory Authority, University & College Improvements, Revenue Bonds, Series A, Callable 07/01/21 @ 100, (OID), 5.25%, 07/01/31	40,000	45,437
New York State Dormitory Authority, School Improvements, Revenue Bonds, Series B, Callable 10/01/20 @ 100, (AGM), 4.75%, 10/01/40	165,000	176,986
New York State Dormitory Authority, University & College Improvements, Revenue Bonds, Callable 07/01/19 @ 100, (INS) (OID), 5.25%, 07/01/33	200,000	225,686
New York State Dormitory Authority, Hospital Improvements, Revenue Bonds, Callable 05/01/19 @ 100, 5.50%, 05/01/30	500,000	580,425

See accompanying notes which are an integral part of these financial statements.

HIGH YIELD TAX FREE BOND FUND	23

SCHEDULE OF INVESTMENTS (CONT.)	JUNE 30, 2015 (UNAUDITED)

	Principal Amount	Market Value

New York (cont.)
New York State Dormitory Authority, Revenue Bonds, Series A, Callable 07/01/18 @ 100, 5.25%, 07/01/48	$750,000	$840,007
New York State Dormitory Authority, Revenue Bonds, 5.00%, 05/15/20	100,000	116,338
New York State Dormitory Authority, Revenue Bonds, 5.00%, 05/15/22	165,000	195,411
New York State Dormitory Authority, Revenue Bonds, 5.00%, 08/15/21	100,000	117,293
New York State Dormitory Authority, Revenue Bonds, Series B, Callable 07/01/22 @ 100, (OID), 4.13%, 07/01/42	500,000	475,370
New York State Dormitory Authority, Refunding Revenue Bonds, Series H, Callable 10/01/22 @ 100, (State Aid Withholding), 3.25%, 04/01/31	280,000	273,568
New York State Housing Finance Agency, State Multi-Family Housing, Revenue Bonds, Series B, Callable 05/01/19 @ 100, 5.00%, 11/01/45	150,000	155,957
New York State Housing Finance Agency, State Multi-Family Housing, Revenue Bonds, Series B, Callable 05/01/19 @ 100, 4.85%, 11/01/41	205,000	213,020
New York State Housing Finance Agency, State Multi-Family Housing, Revenue Bonds, Series B, Callable 05/01/19 @ 100, 4.80%, 11/01/34	250,000	260,105
New York State Housing Finance Agency, State Multi-Family Housing, Revenue Bonds, Series B, Callable 05/01/20 @ 100, (SONYMA), 5.20%, 05/01/42	500,000	521,580
New York State Housing Finance Agency, State Multi-Family Housing, Revenue Bonds, Series B, Callable 05/01/20 @ 100, (SONYMA), 4.75%, 05/01/31	200,000	209,048
New York State Housing Finance Agency, State Multi-Family Housing, Revenue Bonds, Series A, Callable 05/01/20 @ 100, 4.85%, 11/01/36	100,000	104,422
New York State Urban Development Corp., Public Improvements, Revenue Bonds, Series A, 5.00%, 03/15/20	100,000	115,551
Orange County Funding Corp., University & College Improvements, Revenue Bonds, Series B, Callable 07/01/22 @ 100, (OID), 3.25%, 07/01/32	500,000	423,865
Orange County Funding Corp., University & College Improvements, Revenue Bonds, Series A, Callable 07/01/22 @ 100, (OID), 3.25%, 07/01/32	500,000	423,865
Port Authority of New York & New Jersey, Port, Airport & Marina Improvements, Revenue Bonds, Callable 12/01/22 @ 100, (OID), 3.25%, 12/01/42	250,000	228,703

See accompanying notes which are an integral part of these financial statements.

24	SPIRIT OF AMERICA

SCHEDULE OF INVESTMENTS (CONT.)	JUNE 30, 2015 (UNAUDITED)

	Principal Amount	Market Value

New York (cont.)
Port Authority of New York & New Jersey, Port, Airport & Marina Improvements, Revenue Bonds, Callable 12/01/22 @ 100, (OID), 3.25%, 12/01/38	$250,000	$235,100
		25,008,583

North Carolina 0.70%
Charlotte-Mecklenburg, NC, Refunding Revenue Bonds, Series A, Callable 01/15/19 @ 100, (OID), 5.25%, 01/15/34	100,000	109,435
North Carolina Eastern Municipal Power Agency, Refunding Revenue Bonds, Series B, Callable 01/01/19 @ 100, (OID), 4.50%, 01/01/22	250,000	272,797
North Carolina Turnpike Authority, Highway Improvements, Revenue Bonds, Series A, Callable 01/01/19 @ 100, (OID), 5.75%, 01/01/39	200,000	222,916
University of North Carolina at Charlotte, University & College Improvements, Revenue Bonds, Callable 04/01/25 @ 100, 5.00%, 04/01/40	100,000	110,714
		715,862

Ohio 0.65%
Buckeye Tobacco Settlement Financing Authority, Miscellaneous Purposes, Revenue Bonds, Series A-2, Callable 06/01/17 @ 100, 6.50%, 06/01/47	80,000	67,820
Buckeye Tobacco Settlement Financing Authority, Miscellaneous Purposes, Revenue Bonds, Series A-2, Callable 06/01/17 @ 100, (OID), 6.00%, 06/01/42	420,000	332,287
Ohio State Higher Educational Facilities Revenue, Refunding Revenue Bonds, Callable 07/01/20 @ 100, (OID), 5.00%, 07/01/44	250,000	266,785
		666,892

Oklahoma 0.24%
Oklahoma Municipal Power Authority, Electric Lights & Power Improvements, Revenue Bonds, Series A, Callable 01/01/23 @ 100, 4.00%, 01/01/47	250,000	248,225

Oregon 0.36%
Medford Hospital Facilities Authority, Refunding Revenue Bonds, Callable 08/15/20 @ 100, (AGM), 5.00%, 08/15/21	100,000	113,353
Oregon Health & Science University, Refunding Revenue Bonds, Series E, Callable 07/01/22 @ 100, 5.00%, 07/01/32	35,000	39,406

See accompanying notes which are an integral part of these financial statements.

HIGH YIELD TAX FREE BOND FUND	25

SCHEDULE OF INVESTMENTS (CONT.)	JUNE 30, 2015 (UNAUDITED)

	Principal Amount	Market Value

Oregon (cont.)
Oregon State Facilities Authority, Refunding Revenue Bonds, Series A, Callable 11/01/19 @ 100, 5.00%, 11/01/39	$200,000	$213,906
		366,665

Pennsylvania 6.63%
Allegheny County Sanitary Authority, Sewer Improvements, Revenue Bonds, Callable 12/01/23 @ 100, 5.25%, 12/01/44	500,000	555,135
City of Philadelphia, PA, Public Improvements Refunding Bonds, General Obligation Limited, Series B, Callable 07/15/16 @ 100, (OID), 7.13%, 07/15/38	750,000	801,697
City of Philadelphia, PA, Refunding Bonds, General Obligation Unlimited, Callable 08/01/16 @ 100, (OID), 5.88%, 08/01/31	220,000	231,354
City of Philadelphia, PA, Refunding Bonds, General Obligation Unlimited, Callable 08/01/20 @ 100, (AGM) (OID), 5.25%, 08/01/26	135,000	154,787
Commonwealth of Pennsylvania, General Obligation Unltd, Series SER D, Callable 08/15/25 @ 100, (OID), 4.00%, 08/15/33	250,000	253,735
Montgomery County Industrial Development Authority, Hospital Improvements, Revenue Bonds, Callable 08/01/20 @ 100, (FHA) (INS), 5.38%, 08/01/38	500,000	594,770
Pennsylvania Higher Educational Facilities Authority, Hospital Improvements, Revenue Bonds, Callable 11/01/22 @ 100, 5.00%, 05/01/37	100,000	104,734
Pennsylvania Higher Educational Facilities Authority, Hospital Improvements, Revenue Bonds, Callable 11/01/22 @ 100, (OID), 4.00%, 05/01/32	100,000	100,248
Pennsylvania Higher Educational Facilities Authority, Hospital Improvements, Revenue Bonds, Callable 11/01/22 @ 100, 5.00%, 05/01/42	100,000	104,286
Pennsylvania Higher Educational Facilities Authority, Hospital Improvements, Revenue Bonds, Callable 08/15/21 @ 100, (OID), 5.25%, 08/15/26	240,000	278,938
Pennsylvania Turnpike Commission, Highway Improvements, Revenue Bonds, Series A, Callable 12/01/22 @ 100, 5.00%, 12/01/43	2,000,000	2,146,860
Pennsylvania Turnpike Commission, Highway Improvements, Revenue Bonds, Subseries D, Callable 12/01/19 @ 100, 5.50%, 12/01/41	500,000	562,600
Philadelphia Municipal Authority, Public Improvements, Revenue Bonds, Callable 04/01/19 @ 100, (OID), 6.50%, 04/01/39	100,000	114,563

See accompanying notes which are an integral part of these financial statements.

26	SPIRIT OF AMERICA

SCHEDULE OF INVESTMENTS (CONT.)	JUNE 30, 2015 (UNAUDITED)

	Principal Amount	Market Value

Pennsylvania (cont.)
Philadelphia Municipal Authority, Public Improvements, Revenue Bonds, Callable 04/01/19 @ 100, (OID), 6.38%, 04/01/29	$250,000	$288,687
West View, PA Municipal Authority Water Revenue, Water Utility Improvements, Revenue Bonds, Callable 11/15/24 @ 100, (OID), 4.00%, 11/15/43	500,000	500,755
		6,793,149

Puerto Rico 2.40%
Commonwealth of Puerto Rico, Refunding Bonds, General Obligation Unlimited, Series A-4, Callable 01/01/20 @ 101, (AGM), 5.00%, 07/01/31	200,000	193,000
Commonwealth of Puerto Rico, General Obligation Unlimited, Series A, Callable 07/01/16 @ 100, (OID), 6.13%, 07/01/33	100,000	64,006
Commonwealth of Puerto Rico, General Obligation Unlimited, Series C, Callable 07/01/21 @ 100, (AGM) (OID), 5.25%, 07/01/26	100,000	102,369
Commonwealth of Puerto Rico, General Obligation Unlimited, Callable 07/01/16 @ 100, 5.00%, 07/01/18	250,000	182,710
Commonwealth of Puerto Rico, General Obligation Unlimited, Series A, (NATL-RE), 5.50%, 07/01/19	500,000	502,500
Commonwealth of Puerto Rico, General Obligation Unlimited, Series A, Callable 07/01/18 @ 100, (OID), 5.00%, 07/01/22	150,000	99,062
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Refunding Revenue Bonds, Series A, 5.00%, 07/01/22	250,000	171,993
Puerto Rico Electric Power Authority, Electric Lights & Power Improvements, Revenue Bonds, Series RR, Callable 08/06/15 @ 100, (AGM), 5.00%, 07/01/20	500,000	500,000
Puerto Rico Public Buildings Authority, Refunding Revenue Bonds, Series M, (Commonwealth Guaranteed), 6.00%, 07/01/20	100,000	65,548
Puerto Rico Public Buildings Authority, Economic Improvements, Revenue Bonds, Series N, Callable 07/01/17 @ 100, (Commonwealth Guaranteed), 5.50%, 07/01/20	235,000	152,868
Puerto Rico Public Buildings Authority, Refunding Revenue Bonds, Series U, (Commonwealth Guaranteed), 5.00%, 07/01/22	185,000	114,543
Puerto Rico Public Buildings Authority, Refunding Revenue Bonds, Series P, Callable 08/06/15 @ 100, (Commonwealth Guaranteed), 7.00%, 07/01/25	250,000	161,298
Puerto Rico Public Buildings Authority, Refunding Revenue Bonds, Series P, Callable 07/01/19 @ 100, (Commonwealth Guaranteed) (OID), 6.75%, 07/01/36	240,000	145,200
		2,455,097

See accompanying notes which are an integral part of these financial statements.

HIGH YIELD TAX FREE BOND FUND	27

SCHEDULE OF INVESTMENTS (CONT.)	JUNE 30, 2015 (UNAUDITED)

	Principal Amount	Market Value

Rhode Island 1.92%
Rhode Island Housing & Mortgage Finance Corp., Refunding Revenue Bonds, Callable 04/01/21 @ 100, 4.10%, 10/01/37	$155,000	$156,215
Rhode Island Housing & Mortgage Finance Corp., State Single-Family Housing, Revenue Bonds, Series 5, Callable 04/01/22 @ 100, (Fannie Mae) (Ginnie Mae), 3.45%, 04/01/35	235,000	220,219
Rhode Island Housing & Mortgage Finance Corp., Refunding Revenue Bonds, Callable 04/01/21 @ 100, 3.45%, 04/01/26	500,000	505,960
Rhode Island Housing & Mortgage Finance Corp., Refunding Revenue Bonds, Series 1, Callable 04/01/20 @ 100, 5.88%, 10/01/51	250,000	269,130
Rhode Island Housing & Mortgage Finance Corp., Refunding Revenue Bonds, Series 1, Callable 04/01/20 @ 100, 5.38%, 10/01/35	215,000	231,809
Rhode Island Student Loan Authority, Refunding Revenue Bonds, Series A, Callable 12/01/19 @ 100, 6.35%, 12/01/30	500,000	543,405
Rhode Island Turnpike & Bridge Authority, Highway Improvements, Revenue Bonds, Series A, Callable 12/01/20 @ 100, (OID), 5.00%, 12/01/39	35,000	37,670
		1,964,408

South Carolina 0.05%
South Carolina Jobs-Economic Development Authority, Refunding Revenue Bonds, Callable 08/01/19 @ 100, (OID), 5.75%, 08/01/39	50,000	55,149

Tennessee 0.33%
City of Memphis, TN, General Obligation Unlimited, Series B, Callable 04/01/24 @ 100, 5.00%, 04/01/44	100,000	109,858
Metropolitan Government of Nashville & Davidson County Convention Center Authority, Public Improvements, Revenue Bonds, Series A-1, Callable 07/01/20 @ 100, 5.00%, 07/01/26	200,000	227,930
		337,788

Texas 3.67%
City of Houston, TX, Refunding Revenue Bonds, Series A, Callable 09/01/21 @ 100, 5.25%, 09/01/29	500,000	570,595
Clifton, TX Higher Education Finance Corp., School Improvements, Refunding Revenue Bonds, Callable 08/15/24 @ 100, (GTD), 4.00%, 08/15/44	500,000	487,375
Fort Bend Grand Parkway Toll Road Authority, Refunding Revenue Bonds, Callable 03/01/22 @ 100, 4.00%, 03/01/46	250,000	250,135

See accompanying notes which are an integral part of these financial statements.

28	SPIRIT OF AMERICA

SCHEDULE OF INVESTMENTS (CONT.)	JUNE 30, 2015 (UNAUDITED)

	Principal Amount	Market Value

Texas (cont.)
Harris County Cultural Education Facilities Finance Corp., Refunding Revenue Bonds, Callable 10/01/19 @ 100, (OID), 4.75%, 10/01/25	$175,000	$195,127
Harris County Cultural Education Facilities Finance Corp., Refunding Revenue Bonds, 5.00%, 10/01/19	100,000	114,488
North Texas Tollway Authority, Refunding Revenue Bonds, Callable 01/01/21 @ 100, (OID), 6.00%, 01/01/38	100,000	115,893
North Texas Tollway Authority, Refunding Revenue Bonds, Series F, Callable 01/01/16 @ 100, 6.13%, 01/01/31	1,250,000	1,284,587
San Antonio Public Facilities Corp., Public Improvements, Refunding Revenue Bonds, Callable 09/15/22 @ 100, (OID), 4.00%, 09/15/42	250,000	236,878
Tarrant County Cultural Education Facilities Finance Corp., Hospital Improvements, Revenue Bonds, Series B, (OID), 4.50%, 09/01/19	100,000	110,628
Tarrant County Cultural Education Facilities Finance Corp., Hospital Improvements, Revenue Bonds, Series B, Callable 09/01/19 @ 100, (OID), 5.13%, 09/01/25	100,000	112,221
Tarrant County Health Facilities Development Corp., Hospital Improvements, Revenue Bonds, 5.00%, 12/01/16	50,000	53,047
Tarrant County Health Facilities Development Corp., Hospital Improvements, Revenue Bonds, Callable 12/01/19 @ 100, 5.00%, 12/01/23	100,000	113,803
Texas A&M University, Refunding Revenue Bonds, Series B, Callable 05/15/20 @ 100, 5.00%, 05/15/39	100,000	111,513
		3,756,290

Utah 0.40%
University of Utah, University & College Improvements, Revenue Bonds, Series A, Callable 08/01/23 @ 100, 5.00%, 08/01/43	250,000	277,457
Utah Housing Corp., State Single-Family Housing, Revenue Bonds, Series A1 , Callable 01/01/21 @ 100, 5.25%, 01/01/25	45,000	47,282
Utah Housing Corp., State Single-Family Housing, Revenue Bonds, Series A1 , Callable 01/01/21 @ 100, 5.75%, 01/01/33	75,000	79,658
		404,397

Vermont 0.23%
Vermont Housing Finance Agency, State Multi-Family Housing, Revenue Bonds, Series B, Callable 08/15/22 @ 100, 3.75%, 08/15/37	245,000	238,694

See accompanying notes which are an integral part of these financial statements.

HIGH YIELD TAX FREE BOND FUND	29

SCHEDULE OF INVESTMENTS (CONT.)	JUNE 30, 2015 (UNAUDITED)

	Principal Amount	Market Value

Virgin Islands 0.11%
Virgin Islands Public Finance Authority, Refunding Revenue Bonds, Callable 10/01/19 @ 100, 5.00%, 10/01/25	$100,000	$110,134

Virginia 0.21%
Virginia Housing Development Authority, State Single-Family Housing, Revenue Bonds, Series E, Callable 04/01/20 @ 100, (GO OF AUTH), 4.50%, 10/01/45	215,000	218,470

Washington 1.90%
Spokane Public Facilities District, Public Improvements, Revenue Bonds, Series A, Callable 06/01/23 @ 100, 5.00%, 05/01/43	1,000,000	1,084,770
Washington Health Care Facilities Authority, Revenue Bonds, Callable 11/01/19 @ 100, 5.00%, 11/01/28	250,000	278,685
Washington Health Care Facilities Authority, Hospital Improvements, Revenue Bonds, Callable 10/01/19 @ 100, (OID), 5.63%, 10/01/38	500,000	585,680
		1,949,135

West Virginia 0.49%
West Virginia Hospital Finance Authority, Hospital Improvements, Revenue Bonds, Series A, Callable 09/01/19 @ 100, (OID), 5.63%, 09/01/32	200,000	225,680
West Virginia Hospital Finance Authority, Hospital Improvements, Revenue Bonds, Series A, 5.00%, 09/01/19	250,000	279,210
		504,890

Wisconsin 0.61%
Wisconsin Health & Educational Facilities Authority, Hospital Improvements, Revenue Bonds, Callable 08/15/16 @ 100, 5.25%, 08/15/31	100,000	103,353
Wisconsin Health & Educational Facilities Authority, Hospital Improvements, Revenue Bonds, Callable 08/15/16 @ 100, 5.25%, 08/15/18	400,000	417,868
Wisconsin Housing & Economic Development Authority, State Multi-Family Housing, Revenue Bonds, Series A, Callable 05/01/20 @ 100, (GO OF AUTH) (OID), 5.63%, 11/01/35	95,000	101,980
		623,201

See accompanying notes which are an integral part of these financial statements.

30	SPIRIT OF AMERICA

SCHEDULE OF INVESTMENTS (CONT.)	JUNE 30, 2015 (UNAUDITED)

	Principal Amount	Market Value

Wyoming 0.46%
Wyoming Community Development Authority, State Single-Family Housing, Revenue Bonds, Series 3, Callable 06/01/24 @ 100, 3.70%, 06/01/39	$500,000	$466,715
Total Municipal Bonds (Cost $98,659,334)		101,901,743

Total Investments — 99.51%
(Cost $98,659,334)		101,901,743
Other Assets in Excess of Liabilities — 0.49%		500,943
NET ASSETS — 100.00%		$102,402,686

AGM - Assured Guaranty Municipal Corp.

AMBAC - American Municipal Bond Assurance Corp.

BHAC-CR - Berkshire Hathaway Assurance Corp. Custodial Receipts

FGIC - Financial Guaranty Insurance Co.

FHA - Insured by Federal Housing Administration.

GO - General Obligation

GTD - Guaranteed

INS - Insured

NATL-RE - Insured by National Public Finance Guarantee Corp.

OID - Original Issue Discount

SONYMA - State of New York Mortgage Agency

See accompanying notes which are an integral part of these financial statements.

HIGH YIELD TAX FREE BOND FUND	31

STATEMENT OF ASSETS AND LIABILITIES	JUNE 30, 2015 (UNAUDITED)

ASSETS
Investments in securities at value (cost $98,659,334)	$101,901,743
Receivable for Fund shares sold	153,745
Dividends and interest receivable	1,283,118
Prepaid expenses	21,308
TOTAL ASSETS	103,359,914

LIABILITIES
Line of credit payable	190,206
Payable for Fund shares redeemed	564,069
Payable for investment advisory fees	33,700
Payable for accounting and administration fees	19,984
Payable for distributions to shareholders	109,957
Payable for distribution fees	12,800
Payable to custodian	667
Payable for audit fees	10,756
Payable for transfer agent fees	5,868
Payable for chief compliance officer salary	302
Other accrued expenses	8,919
TOTAL LIABILITIES	957,228
NET ASSETS	$102,402,686
Net assets applicable to 10,900,248 shares outstanding, $0.001 par value (500,000,000 authorized shares)	$102,402,686
Net asset value and redemption price per share ($102,402,686 ÷ 10,900,248 shares)	$9.39
Maximum offering price per share ($9.39 ÷ 0.9525)	$9.86

SOURCE OF NET ASSETS
As of June 30, 2015, net assets consisted of:
Paid-in capital	$107,603,864
Accumulated net realized loss on investments	(8,443,587)
Net unrealized appreciation on investments	3,242,409
NET ASSETS	$102,402,686

See accompanying notes to financial statements.

32	SPIRIT OF AMERICA

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2015 (Unaudited)

INVESTMENT INCOME
Interest	$2,335,133
TOTAL INVESTMENT INCOME	2,335,133

EXPENSES
Investment advisory	316,810
Distribution	79,203
Accounting and Administration	60,133
Transfer agent	33,830
Audit	11,356
Chief Compliance Officer salary	1,691
Custodian	4,197
Directors	5,798
Insurance	11,584
Legal	5,498
Printing	37,050
Registration	8,791
Line of credit	307
Interest	3,309
Other	833
TOTAL EXPENSES	580,390
Fees waived and reimbursed by Adviser	(101,679)
NET EXPENSES	478,711
NET INVESTMENT INCOME	1,856,422

REALIZED AND UNREALIZED (LOSS) ON INVESTMENTS
Net realized loss from investment transactions	(550,807)
Net change in unrealized appreciation (depreciation) of investments	(1,995,663)
Net realized and unrealized loss on investments	(2,546,470)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(690,048)

See accompanying notes to financial statements.

HIGH YIELD TAX FREE BOND FUND	33

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended June 30, 2015 (Unaudited)	For the Year Ended December 31, 2014

OPERATIONS
Net investment income	$1,856,422	$4,065,338
Net realized (loss) on investment transactions	(550,807)	(2,320,092)
Net change in unrealized appreciation (depreciation) of investments	(1,995,663)	10,963,835
Net increase (decrease) in net assets resulting from operations	(690,048)	12,709,081

DISTRIBUTIONS TO SHAREHOLDERS
Distributions from net investments income	(1,856,422)	(4,065,338)
Total distributions to shareholders	(1,856,422)	(4,065,338)

CAPITAL SHARE TRANSACTIONS (Dollar Activity)
Shares sold	8,700,070	14,055,325
Shares issued from reinvestment of distributions	1,206,582	2,627,122
Shares redeemed	(12,310,533)	(29,823,607)
Decrease in net assets derived from capital share transactions	(2,403,881)	(13,141,160)
Total decrease in net assets	(4,950,351)	(4,497,417)

NET ASSETS
Beginning of period	107,353,037	111,850,454
End of period	$102,402,686	$107,353,037

Transactions in capital stock were:
Shares sold	909,356	1,489,732
Shares issued from reinvestment of distributions	125,993	279,085
Shares redeemed	(1,288,979)	(3,193,377)
Decrease in shares outstanding	(253,630)	(1,424,560)

See accompanying notes to financial statements.

34	SPIRIT OF AMERICA

FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout the period presented.

	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010
Net Asset Value, Beginning of Period	$9.62		$8.89	$10.08	$9.64	$9.04	$9.31

Income from Investment Operations:
Net investment income	0.17		0.35	0.36	0.41 [1]	0.49 [1]	0.51 [1]
Net realized and unrealized gain (loss) on investments	(0.23)		0.73	(1.19)	0.44	0.60	(0.27)
Total income from investment operations	(0.06)		1.08	(0.83)	0.85	1.09	0.24

Less Distributions:
Distributions from net investment income	(0.17)		(0.35)	(0.36)	(0.41)	(0.49)	(0.51)
Total distributions	(0.17)		(0.35)	(0.36)	(0.41)	(0.49)	(0.51)

Net Asset Value, End of Period	$9.39		$9.62	$8.89	$10.08	$9.64	$9.04
Total Return[2]	(0.68)%[3]		12.35%	(8.39)%	8.91%	12.41%	2.44%

Ratios/Supplemental Data:
Net assets, end of period (000)	$102,403		$107,353	$111,850	$156,793	$102,477	$90,254
Ratio of expenses to average net assets:
Before expense reimbursement or recapture	1.10%[4]		1.10%	1.11%	1.15%	1.20%	1.22%
After expense reimbursement or recapture	0.91	%[4],5	0.90%	0.90%	0.90%	0.90%	0.90%
Ratio of net investment income to average net assets	3.52%[4]		3.78%	3.78%	4.01%	5.28%	5.32%
Portfolio turnover	5%[3]		7%	19%	13%	23%	9%

1 Calculated based on the average number of shares outstanding during the period.

2 Calculation does not reflect sales load.

3 Calculation is not annualized.

4 Calculation is annualized.

5 Includes interest expense of 0.01%.

See accompanying notes to financial statements.

HIGH YIELD TAX FREE BOND FUND	35

NOTES TO FINANCIAL STATEMENTS	JUNE 30, 2015 (UNAUDITED)

Note 1 – Organization

Spirit of America High Yield Tax Free Bond Fund (the “Fund”), a series of Spirit of America Investment Fund, Inc. (the “Company”), is an open-end diversified mutual fund registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Company was incorporated under the laws of Maryland on May 15, 1997. The Fund commenced operations on February 29, 2008. The Fund seeks high current income that is exempt from federal income tax, investing at least 80% of its assets in municipal bonds. The Fund offers one class of shares.

Note 2 – Significant Accounting Policies

The Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”) for investment companies.

A. Security Valuation: The offering price and net asset value (“NAV”) per share for the Fund are calculated as of the close of regular trading on the New York Stock Exchange (“NYSE”), currently 4:00 p.m., Eastern Time on each day the NYSE is open for trading. The Fund’s securities are valued at the official close or the last reported sales price on the principal exchange on which the security trades, or if no sales price is reported, the mean of the latest bid and asked prices is used. Securities traded over-the-counter are priced at the mean of the latest bid and asked prices. Unlisted securities traded in the over-the-counter market are valued using an evaluated quote provided by the independent pricing service, or, if an evaluated quote is unavailable, such securities are valued using prices received from dealers, provided that if the dealer supplies both bid and ask prices, the price to be used is the mean of the bid and asked prices. The independent pricing service derives an evaluated quote by obtaining dealer quotes, analyzing the listed markets, reviewing trade execution data and employing sensitivity analysis. Evaluated quotes may also reflect appropriate factors such as individual characteristics of the issue, communications with broker-dealers, and other market data. Short-term investments having a maturity of 60 days or less are valued at amortized cost, which the Board of Directors (the “Board”) believes represents fair value. Fund securities for which market quotations are not readily available are valued at fair value as determined in good faith under procedures established by and under the supervision of the Board.

B. Fair Value Measurements: Various inputs are used in determining the fair value of investments which are as follows:

• Level 1 –	Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date.

• Level 2 –	Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

• Level 3 –	Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments).

36	SPIRIT OF AMERICA

NOTES TO FINANCIAL STATEMENTS (CONT.)	JUNE 30, 2015 (UNAUDITED)

The summary of inputs used to value the Fund’s net assets as of June 30, 2015 is as follows:

	Value Inputs
Assets	Level 1 – Quoted Prices in Active Markets	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Totals
Municipal Bonds	$—	$101,901,743	$—	$101,901,743

Total	$—	$101,901,743	$—	$101,901,743

The Fund did not have any transfers between levels as of June 30, 2015. The Fund recognizes transfers between fair value hierarchy levels at the end of the reporting period.

C. Investment Income and Securities Transactions: Security transactions are accounted for on the date the securities are purchased or sold (trade date). Cost is determined and gains and losses are based on the identified cost basis for both financial statement and federal income tax purposes. Dividend income and distributions to shareholders are reported on the ex-dividend date. Interest income and expenses are accrued daily.

D. Federal Income Taxes: The Fund intends to comply with all requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

E. Use of Estimates: In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

F. Distributions to Shareholders: The Fund intends to distribute substantially all of its net investment income and capital gains to shareholders each year. Normally, income distributions will be declared daily and paid monthly. Capital gains, if any, will be distributed annually in December, but may be distributed more frequently if deemed advisable by the Board. All such distributions are taxable to the shareholders whether received in cash or reinvested in shares.

Note 3 – Purchases and Sales of Securities

Purchases and proceeds from the sales of securities for the six months ended June 30, 2015, excluding short-term investments, were $4,825,016 and $5,989,540, respectively.

Note 4 – Investment Management Fee and Other Transactions with Affiliates

Spirit of America Management Corp. (the “Adviser”) has been retained to act as the Company’s investment adviser pursuant to an Investment Advisory Agreement (the “Advisory Agreement”). The Adviser was incorporated in 1997 and is a registered investment adviser under the Investment Advisers Act of 1940, as amended. Under the Advisory Agreement, the Fund pays the Adviser a monthly fee of 1/12 of 0.60% of the Fund’s average daily net assets. Investment advisory fees for the six months ended June 30, 2015, were $316,810.

The Adviser has contractually agreed to waive advisory fees and/or reimburse expenses so that the total operating expenses will not exceed

HIGH YIELD TAX FREE BOND FUND	37

NOTES TO FINANCIAL STATEMENTS (CONT.)	JUNE 30, 2015 (UNAUDITED)

0.90% of the average daily net assets of the Fund through April 30, 2016. The waiver does not include front end or contingent deferred loads, taxes, interest, dividend expenses, brokerage commissions or expenses incurred in connection with any merger, reorganization, or extraordinary expenses such as litigation. For six months ended, June 30, 2015, the Adviser reimbursed the Fund $101,679.

Any amounts waived or reimbursed by the Adviser are subject to reimbursement by the Fund within the following three years, provided the Fund is able to make such reimbursement and remain in compliance with the expense limitation as stated above. The balance of recoverable expenses to the Adviser as of June 30, 2015 was $934,722.

Of this balance, $320,358 will expire in 2015, $301,815 will expire in 2016, $210,870 will expire in 2017 and $101,679 will expire in 2018.

The Fund has adopted a plan of distribution pursuant to Rule 12b-1 (the “Plan”). The Plan permits the Fund to pay David Lerner Associates, Inc. (the “Distributor”) a monthly fee of 1/12 of 0.15% of the Funds average daily net assets for the Distributor’s services and expenses in distributing shares of the Fund and providing personal services and/or maintaining shareholder accounts. For the six months ended June 30, 2015, fees paid to the Distributor under the Plan were $79,203. The Fund’s shares are subject to an initial sales charge imposed at the time of purchase, in accordance with the Fund’s current prospectus. For the six months ended June 30, 2015, sales charges received by the Distributor were $402,525. A contingent deferred sales charge (“CDSC”) of 1.00% may be imposed on redemptions of $1 million or more made within one year of purchase. Certain redemptions made within seven years of purchase are subject to a CDSC, in accordance with the Fund’s current prospectus.

Certain Officers and Directors of the Company are “affiliated persons”, as that term is defined in the 1940 Act, of the Adviser or the Distributor. Each Director of the Company, who is not an affiliated person of the Adviser or Distributor, receives a quarterly retainer of $4,250, $1,000 for each Board meeting attended, and $500 for each committee meeting attended plus reimbursement for certain travel and other out-of-pocket expenses incurred in connection with attending Board meetings. The Company does not compensate the Officers for the services they provide. There are no Directors’ fees paid to affiliated Directors of the Company. For the six months ended June 30, 2015, the Fund was allocated $1,691 of the Chief Compliance Officer’s salary.

Note 5 – Concentration and Other Risks

The Fund’s performance could be adversely affected by interest rate risk, which is the possibility that overall bond prices will decline because of rising interest rates. Interest rate risk is expected to be high for the Fund because it invests mainly in long-term bonds, whose prices are much more sensitive to interest fluctuations than are the prices of short-term bonds.

The Fund may be affected by credit risk, which is the possibility that the issuer of a bond will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer’s ability to make such payments will cause the price of that bond to decline. This risk may be greater to the extent that the Fund may invest in junk bonds.

The Fund may be affected by credit risk of lower grade securities, which is the possibility that municipal securities rated below investment grade, or unrated of similar quality, (frequently called “junk bonds”), may be subject to greater price fluctuations and risks of loss of income and principal than investment- grade municipal securities. Securities that are (or that have fallen) below investment-grade

38	SPIRIT OF AMERICA

NOTES TO FINANCIAL STATEMENTS (CONT.)	JUNE 30, 2015 (UNAUDITED)

have a greater risk that the issuers may not meet their debt obligations. These types of securities are generally considered speculative in relation to the issuer’s ongoing ability to make principal and interest payments. During periods of rising interest rates or economic downturn, the trading market for these securities may not be active and may reduce the Fund’s ability to sell these securities at an acceptable price. If the issuer of securities is in default in payment of interest or principal, the Fund may lose its entire investment in those securities.

Other risks include income risk, liquidity risk, municipal project specific risk, municipal lease obligation risk, zero coupon securities risk, market risk, manager risk, taxability risk, state- specific risk and exchange traded funds risk.

Note 6 – Federal Income Taxes

The tax character of distributions paid for the year ended December 31, 2014 was as follows:

	Ordinary Income	Tax Exempt Income	Net Long-Term Capital Gains	Total Distributions
12/31/2014	$29,906	$4,035,432	$—	$4,065,338

Distribution classifications may differ from the Statements of Changes in Net Assets as a result of the treatment of short-term capital gains as ordinary income for tax purposes.

The adjusted cost basis of investment and gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

As of June 30, 2015
Gross unrealized appreciation	$5,228,108
Gross unrealized depreciation	(1,987,975)

Net unrealized appreciation(a)	3,240,133

Cost basis of investments	$98,661,610

(a)	The difference between book-basis and tax- basis net unrealized appreciation is primarily due to wash sales.

At December 31, 2014, the components of accumulated distributable earnings (losses) for the Fund on a tax basis were as follows:

Capital Loss Carryforward	$(7,890,504)
Unrealized appreciation	5,235,796

Total accumulated earnings (losses)	$(2,654,708)

At December 31, 2014, the Fund had net capital loss carryforwards for federal income tax purposes of $7,890,504, of which $522,821 is available to reduce future required distributions of net capital gains to shareholders through the year 2017. The remaining capital loss carryforward is not subject to expiration and retains the character as follows:

	Short-Term	Long-Term	Total
Capital Loss Carryforward not subject to expiration	$2,460,797	$4,906,886	$7,367,683

HIGH YIELD TAX FREE BOND FUND	39

NOTES TO FINANCIAL STATEMENTS (CONT.)	JUNE 30, 2015 (UNAUDITED)

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last three tax year ends and the interim tax period since then). Management believes there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Note 7 – Line of Credit

The Fund participates in a short-term credit agreement (“Line of Credit) with The Huntington National Bank, the custodian of the Fund’s investments expiring on May 27, 2016. Borrowing under this agreement bear interest at London Interbank Offered Rate (“LIBOR”) plus 1.500%. Maximum borrowings for the Fund is the lesser of $3,000,000 or 30% of the Fund’s daily market value.

Total bank line of credit as of June 30, 2015	$2,809,794
Average borrowings during period	114,338
Number of days outstanding*	39
Average interest rate during period	1.676%
Highest balance drawn during period	654,996
Highest balance interest rate	1.686%
Interest expense incurred	$3,309
Interest rate at June 30, 2015	1.686%

*	Number of days outstanding represents the total days during the six months ended June 30, 2015 that the Fund utilized the line of credit.

Note 8 – Other Matters

On May 7, 2010, each of William Mason, the Portfolio Manager for the Income Fund and Opportunity Fund, and DLA, the Fund’s principal underwriter and distributor, received a Notice of Complaint from the Department of Enforcement of the Financial Industry Regulatory Authority (“FINRA”) relating to Mr. Mason’s activities as head of the fixed income trading department of DLA and DLA’s activities as a municipal securities and collateralized mortgage obligations dealer. The Notice of Complaint alleged that each of Mr. Mason and DLA had violated certain NASD and Municipal Securities Rule Making Board fair pricing rules relating to the period January 1, 2005 through January 31, 2007. On April 4, 2012, a FINRA hearing panel issued a decision in this matter, finding that DLA willfully charged excessive markups on certain municipal bond and CMO transactions involving customers, and assessed monetary fines and other sanctions against DLA and Mr. Mason, including the suspension described below. Both DLA and Mr. Mason appealed the decision.

On May 27, 2011, FINRA filed a complaint against DLA, the Fund’s principal underwriter and distributor, related to its sales practices in connection with its role as managing dealer of an unaffiliated Real Estate Investment Trust offering, Apple REIT Ten, Inc. (“Apple REIT”). More specifically, FINRA alleged that DLA failed to conduct adequate due diligence, thereby leaving it without a reasonable basis for recommending customer purchases of Apple REIT, in addition to using false, exaggerated and misleading statements regarding the performance of earlier closed Apple REITs. In June 2011, several class action complaints were filed against DLA, Apple REIT entities and certain individuals, also in connection with the sale of various Apple REIT securities. In January 2012, FINRA amended its complaint to add David Lerner as an individual respondent and alleged violations of Section 17(a) of the Securities Act of 1933, as amended, including allegations of false, exaggerated and misleading communications to the public, through customer correspondence and investment seminars, about the investment returns, market values, performance of earlier closed Apple REITs as well as allegations of untrue statements and/or omitted material facts concerning the prior performance, steady

40	SPIRIT OF AMERICA

NOTES TO FINANCIAL STATEMENTS (CONT.)	JUNE 30, 2015 (UNAUDITED)

distribution rates, unchanging valuations, and prospects of the earlier closed Apple REITs and/or Apple REIT. On October 22, 2012, DLA, Mr. Lerner and Mr. Mason settled all of the foregoing FINRA investigations and actions involving Apple REIT securities and municipal bond and collateralized mortgage obligation pricing. Without admitting or denying the allegations, in connection with the settlement, DLA, Mr. Lerner and Mr. Mason each agreed, among other things, to pay a fine; and Mr. Lerner agreed to a suspension from affiliation with any FINRA member, including DLA, in any capacity for a period of one year and in any principal capacity for a period of two years thereafter beginning on November 19, 2012; and Mr. Mason agreed to a suspension from affiliation with any FINRA member, including DLA, in any capacity for a period of six months, which suspension ended on June 16, 2013. The fines and suspensions do not involve the Funds or the Adviser. On April 3, 2013, the class action complaints were dismissed, with prejudice, in their entirety. On April 12, 2013, plaintiffs filed a notice of appeal of the class action dismissal. On April 23, 2014, the United States Court of Appeals for the Second Circuit substantially affirmed the April 3, 2013 decision of United States District Judge, Kiyo A. Matsumoto, dismissing with prejudice the class action complaint in In Re Apple REITs Litigation. The Second Circuit held that Judge Matsumoto correctly found that there were no material misrepresentations or omissions in the offering materials for Apple REITs Six through Ten. The appeals court upheld dismissal of ten of the thirteen claims in the case, including all federal and state securities law claims, and also upheld Judge Matsumoto’s refusal to allow plaintiffs to amend their complaint. The appeals court remanded three state common law claims to the District Court for the Eastern District of New York for further proceedings. On March 25, 2015, the District Court dismissed the remaining state common law claims against DLA, with prejudice. Plaintiffs did not file an appeal. Neither the Adviser nor the Funds were a party to any of the investigations or actions listed in this section.

In October 2013, a class action litigation, titled Lewis v. Delaware Charter Guarantee & Trust Company, et al., (the “Litigation”) was commenced in federal court in Nevada against DLA, the Funds’ principal underwriter and distributor, along with other defendants, alleging, inter alia, breach of fiduciary duty, aiding and abetting breach of fiduciary duty, negligence and misrepresentation. The plaintiffs, purportedly customers who maintain individual retirement accounts at DLA which contained non-traded REIT securities, allege, among other things, that the defendants failed to accurately provide annual fair market values for those REIT securities. The Litigation was transferred to the U.S. District Court for the Eastern District of New York. On March 30, 2015, the District Court dismissed all claims against DLA, with prejudice. Plaintiffs appealed that dismissal. While it is unlikely that plaintiffs’ appeal will be successful, there cannot be any assurance that if the class action plaintiffs were to ultimately be successful in the pursuit of an appeal of the decision dismissing the claims against DLA that such outcome would not materially affect DLA’s ability to act as the Funds’ principal underwriter and distributor, although it is no considered likely at this time that such material and adverse effects would occur. Neither the Adviser nor the Funds were a party to the Litigation.

Note 9 – Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund and has determined that there were no events that require recognition or disclosure in the financial statements.

HIGH YIELD TAX FREE BOND FUND	41

Proxy Voting Information

The Company’s Statement of Additional Information (“SAI”) containing a description of the policies and procedures that the Spirit of America High Yield Tax Free Bond Fund uses to determine how to vote proxies relating to portfolio securities, along with the Company’s proxy voting record relating to portfolio securities held during the 12-month period ended June 30 are available (i) without charge, upon request, by calling (516) 390-5565; and (ii) on the SEC’s website at http://www.sec.gov.

Information on Form N-Q

The Company will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Company’s Forms N-Q will be available on the SEC’s website at http://www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0030.

Investment Adviser

Spirit of America Management Corp.

477 Jericho Turnpike

P.O. Box 9006

Syosset, NY 11791-9006

Distributor

David Lerner Associates, Inc.

477 Jericho Turnpike

P.O. Box 9006

Syosset, NY 11791-9006

Shareholder Services

Huntington Asset Services, Inc.

2960 North Meridian Street, Suite 300

Indianapolis, IN 46208

Custodian

The Huntington National Bank

7 Easton Oval

Columbus, OH 43219

Independent Registered Public Accounting Firm

Tait Weller & Baker LLP

1818 Market Street, Suite 2400

Philadelphia, PA 19103

Counsel

Blank Rome LLP

405 Lexington Avenue

New York, NY 10174

For additional information about the Spirit of America High Yield Tax Free Bond Fund, call (800) 452-4892 or (610) 382-7819.

This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus which includes details regarding the Fund’s objectives, risks, policies, expenses, and other information.

©Copyright 2015 Spirit of America        SOAHY-SAR15

SEMI-ANNUAL REPORT

JUNE 30, 2015

MESSAGE TO OUR SHAREHOLDERS

Dear Shareholder,

We are pleased to send you the 2015 Semi-Annual Report for the Spirit of America Income Fund, (the “Fund”). The Fund began operations on December 31, 2008.

As the first half of 2015 comes to an end, we couldn’t be more proud and excited about the progress of this fund. Although past performance is no guarantee of future results, the Spirit of America Income Fund has met and exceeded our goals.

We firmly maintain our philosophy that striving for the optimal balance between yield and risk will continue to position us to achieve long term success. Our dedication to providing our investors with a fund that will merit their long term commitment and satisfaction has never been stronger. Now is an excellent time to team up with your Investment Counselor to evaluate your portfolio and make sure you are properly positioned to achieve your investment goals.

Your support is sincerely appreciated and we look forward to your continued confidence in the Spirit of America Income Fund.

Sincerely,

David Lerner	William Mason
President Spirit of America Investment Fund, Inc.	Portfolio Manager

INCOME FUND	1

MANAGEMENT DISCUSSION

Economic Summary

Federal Reserve Chair Janet Yellen reported that the U.S. central bank remains on track to raise interest rates this year, with labor markets expected to steadily improve and turmoil abroad unlikely to throw the U.S. economy off track. The expectation that the Fed will diverge from Europe, Japan and other central banks and begin raising rates has pushed up the value of the dollar, and driven down exports and U.S. growth. The strong dollar and slower growth does add a degree of uncertainty as to when the Fed will actually raise rates.

At the end of June the Commerce Department revised the U.S. gross domestic product for the 1st quarter of 2015 from -0.7% to -0.2%. This first quarter contraction was partly due to bad weather, a strong dollar, spending cuts in the energy sector and disruptions at West Coast ports. This GDP revision was in line with the economists’ expectations after the economy expanded at a 2.2% rate in the 4th quarter of 2014.

The unemployment rate came in at 5.3%, down from 5.5%. The labor force participation rate declined 0.3% to 62.6%.

Market Commentary

The S&P 500 Index was almost flat for the first six months of the year increasing by 1.23%. The strong U.S. dollar has been a headwind that made it difficult for some companies. The Dow Jones Industrial Average rose 0.03%, and the Nasdaq Composite rose 5.99%.

Treasury yields finished the second quarter of 2015 with the largest quarterly yield gain since December 2013. The rising trend has been a function of the market’s anticipation for the first interest rate hike in nearly a decade, along with a spillover of rising interest rates in the Eurozone. Over the first six months of the year the 30-Year U.S. Treasury yield moved from a 2.69 on January 2nd to a 3.12 on June 30th. At the same time the 30-Year AAA Taxable Municipal Market Data (MMD) yield moved from a 3.49 on January 2nd to a 4.17 on June 30th.

Fund Summary

The Spirit of America Income Fund, (SOAIX) (the “Fund”) is the second largest fund of the Spirit of America Family of Funds in assets under management. The Fund’s objective is to seek high current income. The emphasis of the Fund is focused on investing in a diversified portfolio of taxable municipal bonds, income producing convertible securities, high yield U.S. corporate bonds, preferred stocks, collateralized mortgage obligations, and master limited partnerships (MLPs).

At the end of the first half of 2015, the Fund had over 70% of its assets in taxable municipal bonds, over 12% in preferred stock, over 9% in corporate bonds, and over 4% in MLPs. We remain diligent in our approach to the market. Here at Spirit of America each and every credit goes through vigorous credit analysis and we have a wealth of knowledge and experience in trading.

The Fund does not make decisions based on complicated algorithms. We are not a hedge fund. At Spirit of America, technology works for us; we do not work for technology. We do not receive buy signals from a computer generated model.

We invest the old fashioned way – utilizing hard work, intensive research, and intuitive decisions. Our decisions are based on experience. When we began the Fund, we felt the environment was favorable to start an income fund and while past performance is no guarantee of future results; our results have validated that belief.

2	SPIRIT OF AMERICA

MANAGEMENT DISCUSSION (CONT.)

Return Summary

The Spirit of America Income Fund, SOAIX (the “Fund”), had a total return of -0.19% (no load, gross of fees) for the six months ending June 30, 2015. This compares to the -0.10% return of its benchmark, the Barclay U.S. Aggregate Index, for the same period. That result does not take the Fund’s sales charge and expense ratio into account.

As we mentioned earlier, the price decreased on both the long US Treasury Bond and the long Taxable Municipal Market Data scale over the first six months of 2015. The downward trajectory of the bond market led the fixed income securities to decrease in value contributing to the Fund’s negative return. The major reason for the Fund’s underperformance versus the index was that the average maturity of the index was shorter than the average maturity of the Fund. Bonds with longer maturities experience greater price movement when interest rates change.

Including the sales charge and expenses, as of June 30, 2015, the Fund’s year to date return was -5.45%. The Fund, which began operations in January 2009, had an annualized five year return of 6.09% at year end and an annualized return since inception of 8.45%

We plan to proceed with the same game plan we have employed since the Fund began: pursuing a balance between yield and risk.

INCOME FUND	3

ILLUSTRATION OF INVESTMENT (UNAUDITED)

Summary of Portfolio Holdings (Unaudited)

As of June 30, 2015

Municipal Bonds	71.02%	$146,616,119
Preferred Stocks	12.10	24,971,230
Corporate Bonds	9.39	19,380,709
Common Stocks	7.28	15,021,286
Collateralized Mortgage Obligations	0.21	427,726
Total Investments	100.00%	$206,417,070

4	SPIRIT OF AMERICA

ILLUSTRATION OF INVESTMENT (UNAUDITED) (CONT.)

Average Annual Returns (Unaudited)

(For the Periods Ended June 30, 2015)

	Six Months	1 Year	5 Year	Since Inception (December 31, 2008)
Spirit of America Income Fund (NAV)	(0.73)%	3.64%	7.12%	9.27%
Spirit of America Income Fund (POP)	(5.45)%	(1.29)%	6.09%	8.45%
The Barclays U.S. Aggregate Bond Index	(0.10)%	1.86%	3.35%	4.27%

NAV represents the Net Asset Value. Returns at NAV do not reflect the maximum 4.75% sales charge. POP represents Public Offering Price and returns at POP do reflect the maximum 4.75% sales charge. Total returns for periods less than one year are not annualized.

Performance data quoted represents past performance; past performance is no guarantee of future results.

The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted.

Growth of $10,000

(includes one-time 4.75% maximum sales charge and reinvestment of all distributions)

*	Fund commenced operations December 31, 2008.
**	The Barclays U.S. Aggregate Bond Index benchmark is based on a start date of December 31, 2008.

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance information current to the most recent month-end, please call 1-800- 452-4892.

The Barclays U.S. Aggregate Bond Index is an unmanaged index. The performance of an index assumes no transaction costs, taxes, management fees or other expenses. A direct investment in an index is not possible.

INCOME FUND	5

DISCLOSURE OF FUND EXPENSES (UNAUDITED)

FOR THE SIX MONTH PERIOD JANUARY 1, 2015 TO JUNE 30, 2015

We believe it is important for you to understand the impact of fees regarding your investment. All mutual funds have operating expenses. As a shareholder of the Fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from the Fund’s gross income, directly reduce the investment return of the Fund.

The Fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing fees (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the six month period, January 1, 2015 to June 30, 2015.

Spirit of America Income Fund

	Beginning Account Value January 1, 2015	Ending Account Value June 30, 2015	Expense Ratio(1)	Expenses Paid During Period(2)
Actual Fund Return	$1,000.00	$992.70	1.10%	$5.44
Hypothetical 5% Return	$1,000.00	$1,019.34	1.10%	$5.51

This table illustrates your Fund’s costs in two ways:

Actual Fund Return: This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, the third column shows the period’s annualized expense ratio, and the last column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund at the beginning of the period. You may use the information here, together with your account value, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period.”

Hypothetical 5% Return: This section is intended to help you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had a return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), or redemption fees.

(1)	Annualized, based on the Fund’s most recent half-year expenses.

(2)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the period (181), then divided by 365.

6	SPIRIT OF AMERICA

SCHEDULE OF INVESTMENTS	JUNE 30, 2015 (UNAUDITED)

	Principal Amount	Market Value
Collateralized Mortgage Obligations 0.21%
Citicorp Mortgage Securities, Inc., 1A12, 5.00%, 02/25/35	$270,422	$269,763
CountryWide Home Loan Mortgage Pass-Through Trust, A7, 5.50%, 10/25/35	86,992	82,059
CountryWide Home Loan Mortgage Pass-Through Trust, A27, 5.50%, 10/25/35	80,467	75,904
Total Collateralized Mortgage Obligations (Cost $294,955)		427,726

Municipal Bonds 70.67%

Alabama 2.49%
Health Care Authority for Baptist Health/The, Refunding Revenue Bonds, Series A, 5.50%, 11/15/43	4,000,000	3,849,280
University of Alabama/The, University & College Improvements, Build America Revenue Bonds, Callable 06/01/20 @ 100, (OID), 6.13%, 06/01/39	715,000	777,920
University of Alabama/The, University & College Improvements, Build America Revenue Bonds, Callable 06/01/20 @ 100, (OID), 6.13%, 06/01/42	500,000	545,970
		5,173,170

Arizona 1.46%
Arizona School Facilities Board, School Improvements, Certificate Participation, 6.00%, 09/01/27	225,000	243,052
Northern Arizona University, University & College Improvements, Build America Revenue Bonds, Callable 08/01/20 @ 100, 5.92%, 08/01/22	1,365,000	1,535,325
University of Arizona, University & College Improvements, Build America Revenue Bonds, Callable 08/01/20 @ 100, 6.64%, 08/01/44	1,085,000	1,246,057
		3,024,434

California 5.99%
Alhambra Unified School District, University & College Improvements, General Obligation Unlimited, 6.70%, 02/01/26	465,000	553,173
Bay Area Toll Authority, Highway Improvements, Build America Revenue Bonds, Series S1-SUB, 6.92%, 04/01/40	250,000	325,027
City of Tulare Sewer Revenue, Sewer Improvements, Build America Revenue Bonds, Callable 11/15/19 @ 100, (AGM) (OID), 8.75%, 11/15/44	1,000,000	1,187,530
Colton Joint Unified School District, School Improvements, General Obligation Unlimited, Series C, 6.01%, 08/01/26	$1,000,000	$1,155,350

See accompanying notes which are an integral part of these financial statements.

INCOME FUND	7

SCHEDULE OF INVESTMENTS (CONT.)	JUNE 30, 2015 (UNAUDITED)

	Principal Amount	Market Value

California (cont.)
County of San Bernardino, Refunding Revenue Bonds, (AGM), 6.02%, 08/01/23	$190,000	$207,729
Los Angeles Department of Water & Power, Electric Light & Power Improvements, Build America Revenue Bonds, Callable 07/01/21 @ 100, 7.00%, 07/01/41	500,000	589,030
Napa Valley Unified School District, School Improvements, Build America Bonds, General Obligation Unlimited, 6.51%, 08/01/43	500,000	646,395
Oakland Redevelopment Agency Successor Agency, Economic Improvements, Tax Allocation, Series T, (OID), 8.50%, 09/01/20	500,000	580,725
Peralta California Community College District, Refunding Revenue Bonds, 7.31%, 08/01/31	1,310,000	1,562,450
Peralta California Community College District, Refunding Revenue Bonds, 6.91%, 08/01/25	500,000	585,800
Peralta Community College District, Refunding Revenue Bonds, 6.42%, 11/01/15	130,000	132,466
San Bernardino City Unified School District, School Improvements, Certificate Participation, (AGM) (OID), 8.05%, 02/01/23	1,000,000	1,281,100
San Bernardino City Unified School District, School Improvements, Certificate Participation, (AGM) (OID), 8.25%, 02/01/26	500,000	654,240
State of California, Recreational Facility, Water Facility & Correctional Facility Improvements, Build America Bonds, General Obligation Unlimited, (AGM-CR) (OID), 6.88%, 11/01/26	1,000,000	1,287,310
University of California, University & College Improvements, Refunding Revenue Bonds, Series J, 3.66%, 05/15/27	250,000	245,595
West Contra Costa Unified School District, School Improvements, General Obligation Unlimited, Series A-1, 6.25%, 08/01/30	1,250,000	1,442,000
		12,435,920

Colorado 1.01%
Adams State College, University & College Improvements, Build America Revenue Bonds, Callable 05/15/19 @ 100, (State Higher Education Intercept Program) (OID), 6.47%, 05/15/38	250,000	275,712
City of Brighton, Public Improvements, Build America Bonds, Certificate Participation, Callable 12/01/20 @ 100, (AGM) (OID), 6.75%, 12/01/35	250,000	273,840

See accompanying notes which are an integral part of these financial statements.

8	SPIRIT OF AMERICA

SCHEDULE OF INVESTMENTS (CONT.)	JUNE 30, 2015 (UNAUDITED)

	Principal Amount	Market Value

Colorado (cont.)
Colorado Mesa University, University & College Improvements, Revenue Bonds, Series B, (State Higher Education Intercept Program), 6.75%, 05/15/42	$1,000,000	$1,276,910
County of Gunnison, Public Improvements, Build America Bonds, Certificate Participation, Series B, Callable 07/15/20 @ 100, 5.95%, 07/15/30	250,000	271,220
		2,097,682

Connecticut 0.82%
City of Bridgeport, School Improvements, Build America Bonds, General Obligation Unlimited, Callable 08/15/20 @ 100, (AGM), 6.57%, 08/15/28	1,000,000	1,152,640
City of Waterbury, Public Improvements, General Obligation Unlimited, Callable 09/01/20 @ 100, (AGM), 6.10%, 09/01/30	500,000	555,135
		1,707,775

District of Columbia 0.28%
Washington Metropolitan Area Transit Authority, Transit Improvements, Build America Revenue Bonds, Callable 07/01/19 @ 100, (OID), 7.00%, 07/01/34	500,000	571,085

Florida 5.95%
City of Lake City Utility System Revenue, Water Utility Improvements, Build America Revenue Bonds, Callable 07/01/20 @ 100, (AGM), 6.03%, 07/01/30	100,000	109,877
City of Lake City Utility System Revenue, Water Utility Improvements, Build America Revenue Bonds, Callable 07/01/20 @ 100, (AGM), 6.28%, 07/01/40	200,000	221,258
City of Miami Gardens, Public Improvements, Build America Bonds, Certificate Participation, 7.17%, 06/01/26	1,250,000	1,501,562
City of Oakland Park Water & Sewer Revenue, Sewer Improvements, Build America Revenue Bonds, Callable 09/01/20 @ 100, (AGM), 6.14%, 09/01/35	300,000	320,604
City of Orlando, Recreational Facilities Improvements, Build America Revenue Bonds, Callable 10/01/19 @ 100, 7.10%, 10/01/39	415,000	479,773
City of Orlando, Recreational Facilities Improvements, Build America Revenue Bonds, Callable 10/01/19 @ 100, 6.85%, 10/01/29	250,000	288,705
County of Miami-Dade, Transit Improvements, Revenue Bonds, Callable 07/01/19 @ 100, 6.91%, 07/01/39	1,000,000	1,120,750

See accompanying notes which are an integral part of these financial statements.

INCOME FUND	9

SCHEDULE OF INVESTMENTS (CONT.)	JUNE 30, 2015 (UNAUDITED)

	Principal Amount	Market Value

Florida (cont.)
County of Miami-Dade, Port, Airport & Marina Improvements, Build America Revenue Bonds, (AGM) (OID), 7.50%, 04/01/40	$1,000,000	$1,258,550
County of Miami-Dade, Transit Improvements, Build America Revenue Bonds, Series B, 5.53%, 07/01/32	500,000	552,330
County of Miami-Dade, Public Improvements, Build America Revenue Bonds, Series B, Callable 04/01/20 @ 100, 6.54%, 04/01/30	500,000	568,295
County of Miami-Dade, Public Improvements, Revenue Bonds, Callable 04/01/19 @ 100, 6.97%, 04/01/39	750,000	832,627
County of Miami-Dade, FL, Recreational Facility Improvements, Revenue Bonds, Series D, (AGM), 7.08%, 10/01/29	250,000	281,155
Florida Atlantic University Finance Corp., University & College Improvements, Build America Revenue Bonds, Callable 07/01/20 @ 100, 7.64%, 07/01/40	165,000	190,664
Florida Governmental Utility Authority, Build America Revenue Bonds, Callable 10/01/20 @ 100, 6.55%, 10/01/40	1,000,000	1,120,740
Florida State Board of Governors, University & College Improvements, Build America Revenue Bonds, Callable 11/01/20 @ 100, 7.50%, 11/01/35	250,000	264,990
Florida State Department Environmental Protection Preservation , Public Improvements, Build America Revenue Bonds, Callable 07/01/19 @ 100, 7.05%, 07/01/29	1,500,000	1,689,435
Osceola County School Board, School Improvements, Certificate Participation, 6.66%, 04/01/27	1,000,000	1,056,730
Town of Davie Water & Sewer Revenue, Water Utility Improvements, Build America Revenue Bonds, Series B, Callable 10/01/20 @ 100, (AGM), 6.85%, 10/01/40	250,000	295,527
Town of Miami Lakes, Public Improvements, Build America Revenue Bonds, 7.59%, 12/01/30	150,000	193,103
		12,346,675

Georgia 2.32%
Municipal Electric Authority of Georgia, Electric Lights & Power Improvements, Build America Bonds, Refunding Revenue Bonds, 7.06%, 04/01/57	2,500,000	2,749,950
State of Georgia, Public Improvements, General Obligation Unlimited, Series B, Callable 02/01/24 @ 100, 3.84%, 02/01/32	2,000,000	2,056,840
		4,806,790

See accompanying notes which are an integral part of these financial statements.

10	SPIRIT OF AMERICA

SCHEDULE OF INVESTMENTS (CONT.)	JUNE 30, 2015 (UNAUDITED)

	Principal Amount	Market Value

Idaho 0.43%
Idaho Water Resource Board, Water Utility Improvements, Revenue Bonds, Callable 09/01/22 @ 100, (OID), 5.25%, 09/01/24	$900,000	$895,725

Illinois 3.67%
City of Chicago Heights, Refunding Bonds, General Obligation Unlimited, Callable 01/15/21 @ 100, (AGM) (OID), 6.00%, 01/15/28	150,000	160,292
City of Chicago Heights, Refunding Bonds, General Obligation Unlimited, Callable 01/15/21 @ 100, (AGM) (OID), 5.50%, 01/15/24	500,000	522,175
City of Chicago Waterworks Revenue, Water Utility Improvements, Build America Revenue Bonds, 6.74%, 11/01/40	250,000	285,305
Henry Hospital District, Hospital Improvements, Build America Bonds, General Obligation Unlimited, Callable 12/01/19 @ 100, (AGM), 6.65%, 12/01/29	840,000	895,138
Lake County Community Unit School District No. 187 North Chicago, School Improvements, General Obligation Unlimited, Series B, Callable 01/01/20 @ 100, (AGM) (OID), 7.13%, 01/01/35	1,000,000	1,105,600
Northern Illinois University, University & College Improvements, Build America Revenue Bonds, Callable 04/01/20 @ 100, (AGM), 8.15%, 04/01/41	570,000	655,363
Northern Illinois University, University & College Improvements, Build America Revenue Bonds, Callable 04/01/20 @ 100, (AGM), 7.75%, 04/01/30	250,000	286,512
State of Illinois, Public Improvements, General Obligation Unlimited, 7.10%, 07/01/35	505,000	524,326
State of Illinois, School Improvements, Build America Bonds, General Obligation Unlimited, 6.75%, 03/01/30	245,000	254,800
State of Illinois, School Improvements, Build America Bonds, General Obligation Unlimited, 6.90%, 03/01/35	125,000	130,084
Village of Glenwood, Public Improvements, Build America Bonds, General Obligation Unlimited, (AGM), 7.03%, 12/01/28	1,500,000	1,773,780
Village of Rosemont, Public Improvements, General Obligation Unlimited, Series B, (AGM) (OID), 6.13%, 12/01/30	500,000	541,940
Will County Forest Preservation District, Public Improvements, Build America Bonds, General Obligation Limited, 5.71%, 12/15/30	400,000	470,072
		7,605,387

See accompanying notes which are an integral part of these financial statements.

INCOME FUND	11

SCHEDULE OF INVESTMENTS (CONT.)	JUNE 30, 2015 (UNAUDITED)

	Principal Amount	Market Value

Indiana 1.37%
Anderson School Building Corp., Refunding Bonds, General Obligation Limited, Callable 07/05/23 @ 100, 3.95%, 07/05/29	$1,000,000	$974,380
Anderson School Building Corp., Refunding Bonds, General Obligation Limited, Callable 07/05/23 @ 100, (OID), 3.75%, 07/05/28	1,000,000	966,920
Evansville Redevelopment Authority, Recreational Facility Improvements, Build America Refunding Revenue Bonds, Series B, Callable 08/01/20 @ 100, 7.21%, 02/01/39	800,000	909,648
		2,850,948

Kansas 0.21%
Kansas Development Finance Authority, Public Improvements, Build America Revenue Bonds, Callable 11/01/19 @ 100, 6.26%, 11/01/28	390,000	436,098

Kentucky 1.33%
Kentucky Municipal Power Agency, Electric Lights & Power Improvements, Build America Revenue Bonds, Callable 09/01/20 @ 100, (AGM), 6.49%, 09/01/37	250,000	266,683
Kentucky State Property & Building Commission, Economic Improvements, University & College Improvements, Build America Revenue Bonds, Series C, 5.37%, 11/01/25	400,000	442,808
Paducah Independent School District Finance Corp., School Improvements, Revenue Bonds, Callable 12/01/21 @ 100, (SEEK), 5.00%, 12/01/30	1,000,000	1,036,790
Perry County School District Finance Corp., School Improvements, Revenue Bonds, Callable 12/01/21 @ 100, (SEEK), 5.00%, 12/01/30	1,000,000	1,016,990
		2,763,271

Louisiana 1.51%
City of New Orleans, Swap Termination Refunding Bonds, General Obligation Limited, Callable 09/01/22 @ 100, 4.59%, 09/01/27	500,000	508,605
East Baton Rouge Sewerage Commission, Refunding Revenue Bonds, Series A, Callable 02/01/25 @ 100, 3.95%, 02/01/30	1,000,000	989,050
Tangipahoa Parish Hospital Service District No. 1, Hospital Improvements, Build America Revenue Bonds, Callable 02/01/20 @ 100, 7.20%, 02/01/42	1,540,000	1,633,339
		3,130,994

See accompanying notes which are an integral part of these financial statements.

12	SPIRIT OF AMERICA

SCHEDULE OF INVESTMENTS (CONT.)	JUNE 30, 2015 (UNAUDITED)

	Principal Amount	Market Value

Massachusetts 0.64%
City of Worcester, Pension Funding, General Obligation Limited, (AGM) (OID), 6.25%, 01/01/28	$230,000	$259,166
Massachusetts Health & Educational Facilities Authority, Refunding Revenue Bonds, 6.43%, 10/01/35	750,000	881,227
University of Massachusetts Building Authority, University & College Improvements, Build America Revenue Bonds, Callable 05/01/19 @ 100, 6.57%, 05/01/39	165,000	184,533
		1,324,926

Michigan 3.87%
Avondale School District, School Improvements, General Obligation Unlimited, Callable 05/01/20 @ 100, (AGM), 5.75%, 05/01/32	500,000	537,865
Belding Area Schools, School Improvements, Build America Bonds, General Obligation Unlimited, Callable 05/01/20 @ 100, 6.67%, 05/01/40	1,490,000	1,557,467
Belding Area Schools, School Improvements, Build America Bonds, General Obligation Unlimited, Callable 05/01/20 @ 100, 6.62%, 05/01/35	310,000	323,190
Chippewa Valley Schools, School Improvements, Build America Bonds, General Obligation Unlimited, Callable 05/01/20 @ 100, 6.85%, 05/01/35	100,000	105,993
Chippewa Valley Schools, School Improvements, Build America Bonds, General Obligation Unlimited, Callable 05/01/20 @ 100, 6.60%, 05/01/30	150,000	159,591
Comstock Park Public Schools, School Improvements, General Obligation Unlimited, Callable 05/01/21 @ 100, 6.20%, 05/01/24	200,000	215,928
County of Macomb MI, Retirement Facilities, General Obligation Limited, Callable 11/01/25 @ 100, 4.13%, 11/01/30	250,000	246,663
Eastern Michigan University, University & College Improvements, Build America Revenue Bonds, Callable 02/15/19 @ 100, 7.21%, 02/15/38	250,000	268,930
Lincoln Consolidated School District, School Improvements, Build America Bonds, General Obligation Unlimited, Callable 05/01/20 @ 100, (AGM), 6.83%, 05/01/40	250,000	272,558
Michigan Finance Authority, Revenue Bonds, Series A, Callable 09/01/25 @ 100, 3.90%, 09/01/30	250,000	240,500
Michigan Finance Authority, School Improvements, Revenue Bonds, Series C, Callable 05/01/21 @ 100, 6.20%, 05/01/22	495,000	543,960
Michigan Finance Authority, School Improvements, Revenue Bonds, Callable 11/01/20 @ 100, 6.38%, 11/01/25	500,000	557,755

See accompanying notes which are an integral part of these financial statements.

INCOME FUND	13

SCHEDULE OF INVESTMENTS (CONT.)	JUNE 30, 2015 (UNAUDITED)

	Principal Amount	Market Value

Michigan (cont.)
Michigan Tobacco Settlement Finance Authority, Miscellaneous Purposes Revenue Bonds, Series A, Callable 02/01/23 @ 100, (OID), 7.31%, 06/01/34	$2,635,000	$2,237,537
Milan Area Schools, School Improvements, Build America Bonds, General Obligation Unlimited, Callable 05/01/19 @ 100, (OID), 7.10%, 05/01/34	485,000	546,828
Onsted Community Schools, School Improvements, General Obligation Unlimited, Callable 05/01/20 @ 100, 5.90%, 05/01/27	150,000	158,333
St. Johns Public Schools, General Obligation Unlimited, Callable 05/01/20 @ 100, 6.65%, 05/01/40	5,000	5,360
Warren Consolidated Schools, School Improvements, Build America Bonds, General Obligation Unlimited, Callable 05/01/20 @ 100, (OID), 6.70%, 05/01/35	50,000	52,488
		8,030,946

Mississippi 0.46%
State of Mississippi, Refunding Bonds, General Obligation Unlimited, Series D, 3.43%, 10/01/29	1,000,000	950,880

Missouri 2.68%
City of Kansas City, Revenue Bonds, Series D , 7.83%, 04/01/40	2,500,000	3,132,250
City of Sedalia, Sewer Improvements, Build America Bonds, Certificate Participation, Callable 06/01/20 @ 100, (AGM), 6.50%, 06/01/24	250,000	264,333
City of St. Charles, Water Utility Improvements Build America Bonds, Certificate Participation, Callable 08/01/20 @ 100, 5.65%, 02/01/30	275,000	279,042
Missouri Joint Municipal Electric Utility Commission, Electric Lights & Power Improvements, Build America Revenue Bonds, 7.90%, 01/01/42	1,000,000	1,289,830
Missouri Joint Municipal Electric Utility Commission, Electric Lights & Power Improvements, Build America Revenue Bonds, 7.73%, 01/01/39	475,000	591,893
		5,557,348

Nebraska 0.11%
Nebraska Public Power District, Electric Lights & Power Improvements, Build America Revenue Bonds, 5.32%, 01/01/30	200,000	218,278

See accompanying notes which are an integral part of these financial statements.

14	SPIRIT OF AMERICA

SCHEDULE OF INVESTMENTS (CONT.)	JUNE 30, 2015 (UNAUDITED)

	Principal Amount	Market Value

Nevada 2.91%
City of Las Vegas, Public Improvements, Build America Bonds, Certificate Participation, Callable 09/01/19 @ 100, (OID), 7.75%, 09/01/29	$1,100,000	$1,289,563
County of Clark, Transit Improvements, Build America Bonds, General Obligation Limited, Callable 07/01/20 @ 100, (OID), 7.00%, 07/01/38	1,000,000	1,165,360
County of Washoe, Public Improvements, Build America Revenue Bonds, 7.88%, 02/01/40	250,000	316,267
County of Washoe, Public Improvements, Build America Revenue Bonds, 7.97%, 02/01/40	1,590,000	1,986,228
Las Vegas Valley Water District, Water Utility Improvements, Build America Bonds, General Obligation Limited, Series A, Callable 06/01/19 @ 100, 7.10%, 06/01/39	925,000	1,052,400
Pershing County School District, School Improvements, Build America Bonds, General Obligation Limited, Callable 04/01/20 @ 100, (GTD), 6.25%, 04/01/30	220,000	230,835
		6,040,653

New Jersey 2.75%
Essex County Improvement Authority, Refunding Revenue Bonds, Series B, Callable 10/01/15 @ 100, (AMBAC) (GTD) (OID), 5.00%, 10/01/24	500,000	502,405
New Jersey Economic Development Authority, School Improvements, Build America Revenue Bonds, Series CC-1, Callable 06/15/20 @ 100, 6.43%, 12/15/35	500,000	529,405
New Jersey Educational Facilities Authority, University & College Improvements, Build America Revenue Bonds, Callable 07/01/20 @ 100, 6.19%, 07/01/40	500,000	533,460
New Jersey Educational Facilities Authority, University & College Improvements, Build America Revenue Bonds, Callable 07/01/19 @ 100, 7.40%, 07/01/40	1,000,000	1,113,680
New Jersey Housing & Mortgage Finance Agency, State Multi Family Housing, Refunding Revenue Bonds, Series E, Callable 11/01/24 @ 100, 4.27%, 11/01/30	390,000	379,158
New Jersey State Turnpike Authority, Highway Improvements, Build America Revenue Bonds, 7.10%, 01/01/41	250,000	338,607
South Jersey Transportation Authority LLC, Highway Improvements, Build America Revenue Bonds, (OID), 7.00%, 11/01/38	500,000	556,365
Township of Brick, NJ, General Obligation Unlimited, Series B, Callable 09/01/23 @ 100, 3.75%, 09/01/28	1,780,000	1,756,255
		5,709,335

See accompanying notes which are an integral part of these financial statements.

INCOME FUND	15

SCHEDULE OF INVESTMENTS (CONT.)	JUNE 30, 2015 (UNAUDITED)

	Principal Amount	Market Value

New York 8.68%
City of New York, Public Improvements, Build America Bonds, General Obligation Unlimited, Callable 12/01/19 @ 100, 6.39%, 12/01/29	$500,000	$567,645
City of New York, Public Improvements, Build America Bonds, General Obligation Unlimited, 5.21%, 10/01/31	100,000	110,478
City of New York, Public Improvements, Build America Bonds, General Obligation Unlimited, Callable 10/01/20 @ 100, 5.82%, 10/01/31	250,000	277,985
City of New York, Public Improvements, Build America Bonds, General Obligation Unlimited, Callable 03/01/20 @ 100, 6.27%, 03/01/31	500,000	568,070
City of New York, Public Improvements, Build America Bonds, General Obligation Unlimited, 5.70%, 03/01/27	145,000	172,185
County of Nassau, Public Improvements, Build America Bonds, General Obligation Unlimited, Callable 10/01/20 @ 100, 7.40%, 10/01/35	500,000	573,500
County of Nassau, Public Improvements, Build America Bonds, General Obligation Unlimited, Series G, 5.38%, 10/01/24	500,000	573,970
Long Island Power Authority, Revenue Bonds, (OID), 5.85%, 05/01/41	195,000	209,802
Metropolitan Transportation Authority, Transit Improvements, Build America Revenue Bonds, Series C-1, 6.59%, 11/15/30	100,000	125,170
Metropolitan Transportation Authority, Transit Improvements, Build America Revenue Bonds, 6.67%, 11/15/39	1,000,000	1,318,970
Metropolitan Transportation Authority, Transit Improvements, Build America Revenue Bonds, 5.99%, 11/15/30	125,000	151,945
Metropolitan Transportation Authority, Transit Improvements, Build America Revenue Bonds, Callable 11/15/20 @ 100, 7.13%, 11/15/30	500,000	602,520
Metropolitan Transportation Authority, Transit Improvements, Build America Revenue Bonds, 6.20%, 11/15/26	875,000	1,047,366
Metropolitan Transportation Authority, Transit Improvements, Build America Revenue Bonds, 6.69%, 11/15/40	1,500,000	1,967,745
New York City Housing Development Corp., Multi-Family Housing Revenue Bonds, Series I, Callable 05/01/19 @ 100, 6.42%, 11/01/39	2,500,000	2,681,650
New York City Industrial Development Agency, Recreational Facilities Improvements Revenue Bonds, (NATL-RE), 5.90%, 03/01/46	680,000	698,605
New York City Transitional Finance Authority Building Aid Revenue, School Improvements, Build America Revenue Bonds, Callable 07/15/20 @ 100, (State Aid Withholding), 7.13%, 07/15/30	500,000	597,340

See accompanying notes which are an integral part of these financial statements.

16	SPIRIT OF AMERICA

SCHEDULE OF INVESTMENTS (CONT.)	JUNE 30, 2015 (UNAUDITED)

	Principal Amount	Market Value

New York (cont.)
New York City Transitional Finance Authority Building Aid Revenue, School Improvements, Build America Revenue Bonds, (State Aid Withholding), 6.83%, 07/15/40	$500,000	$649,300
New York City Transitional Finance Authority Future Tax Secured Revenue, Public Improvements, Build America Revenue Bonds, 5.47%, 05/01/36	300,000	349,740
New York City Transitional Finance Authority Future Tax Secured Revenue, Public Improvements, Build America Revenue Bonds, Callable 05/01/20 @ 100, 5.72%, 05/01/30	1,000,000	1,106,830
New York City Transitional Finance Authority Future Tax Secured Revenue, Public Improvements, Build America Revenue Bonds, Callable 08/01/20 @ 100, 5.81%, 08/01/30	500,000	564,730
New York City Water & Sewer System, Build America Refunding Revenue Bonds, Callable 06/15/20 @ 100, 6.49%, 06/15/42	200,000	226,420
New York Municipal Bond Bank Agency, Build America Refunding Revenue Bonds, Callable 12/15/19 @ 100, 6.88%, 12/15/34	500,000	531,510
Port Authority of New York & New Jersey, Port, Airport & Marina Improvements, Revenue Bonds, Series 187, Callable 10/15/24 @ 100, 3.92%, 10/15/28	2,115,000	2,155,481
Western Nassau County Water Authority, Build America Revenue Bonds, 6.70%, 04/01/40	150,000	181,620
		18,010,577

North Carolina 0.12%
County of Cabarrus, School Improvements, Revenue Bonds, Callable 04/01/21 @ 100, 5.50%, 04/01/26	235,000	257,685

North Dakota 0.49%
State Board of Higher Education of the State of North Dakota, University & College Improvements, Build America Revenue Bonds, Callable 01/01/20 @ 100, 7.25%, 01/01/41	1,000,000	1,018,370

Ohio 2.93%
American Municipal Power, Inc., Electric Lights & Power Improvements, Build America Revenue Bonds, 7.83%, 02/15/41	230,000	319,974
American Municipal Power, Inc., Electric Lights & Power Improvements, Build America Revenue Bonds, 7.50%, 02/15/50	1,350,000	1,838,457

See accompanying notes which are an integral part of these financial statements.

INCOME FUND	17

SCHEDULE OF INVESTMENTS (CONT.)	JUNE 30, 2015 (UNAUDITED)

	Principal Amount	Market Value

Ohio (cont.)
American Municipal Power, Inc., Build America Refunding Revenue Bonds, Callable 02/15/20 @ 100, 5.96%, 02/15/24	$500,000	$551,835
Cincinnati City School District, Refunding Bonds, Certificate Participation, Callable 12/15/24 @ 100, (OID), 4.00%, 12/15/32	200,000	188,342
Cuyahoga County, Hospital Improvements, Build America Revenue Bonds, 8.22%, 02/15/40	1,000,000	1,199,290
Franklin County Convention Facilities Authority, Economic Improvements, Build America Revenue Bonds, 6.64%, 12/01/42	500,000	605,440
Madison Local School District Lake County, School Improvements, General Obligation Unlimited, Callable 10/01/20 @ 100, (School District Credit Program), 5.70%, 04/01/35	250,000	263,515
Mariemont City School District, General Obligation Unlimited, Callable 12/01/20 @ 100, 5.90%, 12/01/30	115,000	129,651
Olentangy Local School District, Refunding Bonds, General Obligation Unlimited, Series A, Callable 06/01/25 @ 100, 3.50%, 12/01/29	500,000	479,440
Springfield Local School District Summit County, School Improvements, Build America Bonds, General Obligation Unlimited, Callable 09/01/19 @ 100, (School District Credit Program), 5.65%, 09/01/31	200,000	205,098
State of Ohio, Public Improvements, Build America Revenue Bonds, Callable 10/01/19 @ 100, 6.52%, 10/01/28	250,000	297,355
		6,078,397

Oklahoma 0.27%
Bryan County Independent School District No. 72 Durant, School Improvements, Build America Bonds, Certificate Participation, Callable 12/01/19 @ 102, (OID), 6.80%, 12/01/33	500,000	552,470

Oregon 0.14%
State of Oregon Department of Administrative Services, Hospital Improvements, Build America Bonds, Certificate Participation, Series B, Callable 05/01/20 @ 100, 6.18%, 05/01/35	250,000	281,720

Pennsylvania 1.36%
Philadelphia Authority for Industrial Development, Pension Funding, Revenue Bonds, Series A, (AGM) (OID), 6.35%, 04/15/28	630,000	691,034

See accompanying notes which are an integral part of these financial statements.

18	SPIRIT OF AMERICA

SCHEDULE OF INVESTMENTS (CONT.)	JUNE 30, 2015 (UNAUDITED)

	Principal Amount	Market Value

Pennsylvania (cont.)
Philadelphia Municipal Authority, Public Improvements, Revenue Bonds, 5.09%, 03/15/28	$500,000	$490,190
Pittsburgh Water & Sewer Authority, Refunding Revenue Bonds, Series A, (AGM), 6.61%, 09/01/24	300,000	345,048
Sports & Exhibition Authority of Pittsburgh and Allegheny County, Recreational Facilities Improvements, Revenue Bonds, 7.04%, 11/01/39	1,000,000	1,118,270
Township of Bristol, Pension Funding, General Obligation Unlimited, Callable 09/15/18 @ 100, (AGM), 7.15%, 09/15/38	150,000	176,970
		2,821,512

Rhode Island 0.05%
Rhode Island Housing & Mortgage Finance Corp., Refunding Revenue Bonds, Callable 10/01/22 @ 100, 4.46%, 10/01/31	100,000	99,901

South Carolina 0.13%
Moncks Corner Regional Recreation Corp., Recreational Facility Improvements, Build America Revenue Bonds, Callable 12/01/20 @ 100, 6.55%, 12/01/39	250,000	260,995

South Dakota 0.21%
South Dakota State Building Authority, University & College Improvements, Build America Revenue Bonds, Callable 06/01/21 @ 100, 6.15%, 06/01/31	400,000	441,376

Tennessee 2.51%
Coffee County Public Building Authority, Public Improvements, Build America Revenue Bonds, Callable 06/01/19 @ 100, (GTD), 7.20%, 06/01/44	1,500,000	1,642,380
Metropolitan Government of Nashville & Davidson County Convention Center Authority, Public Improvements, Build America Revenue Bonds, 7.43%, 07/01/43	2,000,000	2,584,100
Metropolitan Government of Nashville & Davidson County TN, Refunding Bonds, General Obligation Unlimited, Series B, 3.29%, 07/01/27	500,000	487,530
Metropolitan Government of Nashville & Davidson County TN, Refunding Bonds, General Obligation Unlimited, Series B, 3.39%, 07/01/28	500,000	485,540
		5,199,550

See accompanying notes which are an integral part of these financial statements.

INCOME FUND	19

SCHEDULE OF INVESTMENTS (CONT.)	JUNE 30, 2015 (UNAUDITED)

	Principal Amount	Market Value

Texas 5.71%
Austin Community College District, University & College Improvements, Revenue Bonds, Series A, Callable 02/01/19 @ 100, 5.00%, 02/01/26	$985,000	$1,028,330
City of Lancaster, Public Improvements, Build America Bonds, General Obligation Limited, Callable 02/15/20 @ 100, 6.53%, 02/15/40	750,000	849,630
City of Laredo Sports Venue Sales Tax Revenue, Recreational Facility Improvements, Revenue Bonds, Callable 03/15/18 @ 100, (AGM) (OID), 5.45%, 03/15/31	500,000	520,695
City of San Antonio, TX, Public Improvements, Build America Bonds, General Obligation Limited, Callable 08/01/20 @ 100, 6.04%, 08/01/40	250,000	282,080
County of Bexar, Public Improvements, General Obligation Limited, Callable 06/15/19 @ 100, 6.63%, 06/15/39	500,000	566,795
Dallas Convention Center Hotel Development Corp., Public Improvements, Build America Revenue Bonds, 7.09%, 01/01/42	1,500,000	1,887,675
Ector County Hospital District, Hospital Improvements, Build America Revenue Bonds, Callable 09/15/20 @ 100, 7.18%, 09/15/35	250,000	260,683
El Paso Downtown Development Corp., Recreational Facility Improvements, Revenue Bonds, 7.25%, 08/15/43	1,000,000	1,094,240
Frisco Economic Development Corp., Public Improvements, Revenue Bonds, Callable 02/15/24 @ 100, 4.20%, 02/15/34	1,000,000	970,730
Midland County,TX Hospital District, Health, Hospital, & Nursing Home Improvements, Build America Bonds, General Obligation Limited, 6.44%, 05/15/39	260,000	308,628
North Texas Tollway Authority, Highway Improvements, Build America Revenue Bonds, Callable 02/01/20 @ 100, 8.91%, 02/01/30	2,000,000	2,371,420
Orchard Cultural Education Facilities Finance Corp., Recreational Facility Improvements, Revenue Bonds, Callable 11/15/20 @ 100, 6.48%, 11/15/34	860,000	944,486
San Antonio Industrial Development Corp., Refunding Revenue Bonds, Callable 08/15/23 @ 100, 4.75%, 08/15/33	750,000	766,140
		11,851,532

Utah 0.27%
Central Weber Sewer Improvement District, Sewer Improvements, Build America Revenue Bonds, Callable 03/01/19 @ 100, (OID), 6.38%, 03/01/34	500,000	557,985

See accompanying notes which are an integral part of these financial statements.

20	SPIRIT OF AMERICA

SCHEDULE OF INVESTMENTS (CONT.)	JUNE 30, 2015 (UNAUDITED)

	Principal Amount	Market Value

Virgin Islands 0.94%
Virgin Islands Water & Power Authority — Electric System, Electric Lights & Power Improvements, Build America Revenue Bonds, (AGM), 6.85%, 07/01/35	$1,000,000	$1,056,480
Virgin Islands Water & Power Authority — Electric System, Electric Lights & Power Improvements, Build America Revenue Bonds, (AGM), 6.65%, 07/01/28	840,000	895,247
		1,951,727

Virginia 2.15%
Tobacco Settlement Financing Corp., Refunding Revenue Bonds, Series A-1, Callable 07/22/15 @ 100, (OID), 6.71%, 06/01/46	6,085,000	4,465,721

Washington 1.03%
City of Seattle Municipal Light & Power Revenue, Electric Lights & Power Improvements, Build America Revenue Bonds, (OID), 5.57%, 02/01/40	250,000	293,417
Cowlitz County Public Utility District No. 1, Electric Lights & Power Improvements, Build America Revenue Bonds, 6.88%, 09/01/32	500,000	581,060
Douglas County Public Utility District No. 1, Electric Lights & Power Improvements, Revenue Bonds, Series A, 5.35%, 09/01/30	250,000	273,677
Klickitat County Public Utility District No. 1, Electric Lights & Power Improvements, Refunding Revenue Bonds, Series A, Callable 12/01/21 @ 100, 5.25%, 12/01/29	705,000	719,925
Snohomish County Public Utility District No. 1, Electric Lights & Power Improvements, Build America Revenue Bonds, (OID), 5.68%, 12/01/40	250,000	279,517
		2,147,596

West Virginia 0.90%
Tobacco Settlement Finance Authority, Miscellaneous Purposes Revenue Bonds, Series A, 7.47%, 06/01/47	2,205,000	1,857,735

Wisconsin 0.52%
Glendale Community Development Authority, Economic Improvements Tax Allocation Bonds, Callable 10/01/17 @ 100, 6.97%, 10/01/29	1,000,000	1,082,950
Total Municipal Bonds (Cost $137,957,026)		146,616,119

See accompanying notes which are an integral part of these financial statements.

INCOME FUND	21

SCHEDULE OF INVESTMENTS (CONT.)	JUNE 30, 2015 (UNAUDITED)

	Shares	Market Value

Common Stocks 7.24%

Energy 5.82%
American Midstream Partners LP	18,143	$291,739
Azure Midstream Partners LP	24,140	286,300
Buckeye Partners LP	15,380	1,137,043
Calumet Specialty Products Partners LP	8,500	216,410
Enbridge Energy Partners LP	48,919	1,630,470
Energy Transfer Partners LP	51,621	2,694,616
EnLink Midstream Partners LP	32,465	713,256
Global Partners LP	6,265	203,237
Kinder Morgan, Inc.	49,492	1,899,998
Targa Resources Partners LP	22,827	881,122
TC PipeLines LP	10,695	609,615
Tesoro Logistics LP	6,155	351,574
USA Compression Partners LP	14,216	272,379
Williams Partners LP	18,072	875,227
		12,062,986

Financials 0.28%
Arlington Asset Investment Corp.	15,000	293,400
Blackstone Group LP	7,100	290,177
		583,577

Real Estate Investment Trusts 1.09%
Apple Hospitality REIT, Inc.	7,350	138,695
Blackstone Mortgage Trust, Inc.	11,565	321,738
City Office REIT, Inc.	20,000	248,000
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	77,792	1,559,730
		2,268,163

Telecommunication Services 0.05%
AT&T, Inc.	3,000	106,560
Total Common Stocks (Cost $14,324,085)		15,021,286

	Principal Amount
Corporate Bonds 9.34%
Choice Hotels International, Inc., 5.70%, 08/28/20	$200,000	216,500
Con-way, Inc., 6.70%, 05/01/34	1,000,000	1,095,085
DDR Corp., 7.50%, 07/15/18	500,000	576,368
Digital Realty Trust LP, 5.88%, 02/01/20	1,000,000	1,124,835
Dow Chemical Co/The, Series NOTZ, 3.05%, 02/15/22	1,000,000	994,294

See accompanying notes which are an integral part of these financial statements.

22	SPIRIT OF AMERICA

SCHEDULE OF INVESTMENTS (CONT.)	JUNE 30, 2015 (UNAUDITED)

	Principal Amount	Market Value

Corporate Bonds (cont.)
Duke Realty LP, 4.38%, 06/15/22	$250,000	$261,601
Entergy Texas, Inc., 5.15%, 06/01/45	100,000	98,962
Exelon Generation Co. LLC, 5.60%, 06/15/42 (a)	400,000	408,428
Fifth Third Bancorp., 8.25%, 03/01/38	250,000	362,319
General Electric Capital Corp., Series A, 7.13%, 12/15/49	1,430,000	1,651,650
Goldman Sachs Group, Inc./The, 6.45%, 05/01/36	500,000	565,896
Goldman Sachs Group, Inc./The, 6.75%, 10/01/37	1,350,000	1,588,352
Hospitality Properties Trust, 4.50%, 03/15/25	500,000	492,773
Kilroy Realty Corp., 4.80%, 07/15/18	100,000	106,820
Kinder Morgan Energy Partners LP, 6.50%, 02/01/37	250,000	258,587
MetLife Capital Trust X, 9.25%, 04/08/38 (a)	1,500,000	2,111,250
MetLife, Inc., 10.75%, 08/01/39	1,000,000	1,622,500
National Retail Properties, Inc., 5.50%, 07/15/21	350,000	391,782
Noble Holding International Ltd., 6.05%, 03/01/41	1,000,000	831,043
PECO Energy Capital Trust IV, 5.75%, 06/15/33	1,000,000	973,957
QUALCOMM, Inc., 4.65%, 05/20/35	1,000,000	968,002
Qwest Corp., 7.13%, 11/15/43	1,000,000	1,003,190
Simon Property Group LP, 10.35%, 04/01/19	150,000	190,626
SL Green Realty Corp., 7.75%, 03/15/20	1,000,000	1,192,627
Valero Energy Corp., 8.75%, 06/15/30	224,000	293,262
Total Corporate Bonds (Cost $18,480,388)		19,380,709

	Shares

Preferred Stocks 12.03%

Financials 2.46%
Aegon NV, 8.00%	14,400	398,592
Aflac, Inc., 5.50%	10,950	266,742
American Financial Group, Inc., 5.75%	10,800	270,324
Aviva PLC, 8.25%	14,490	389,781
Bank of New York Mellon Corp./The, 5.20%	10,800	259,416
City National Corp./CA, Series C, 5.50%	13,000	312,520
First Republic Bank, Series F, 5.70%	10,000	231,400
Hancock Holding Co., 5.95%	4,100	98,154
JPMorgan Chase & Co., Series W, 6.30%	9,750	246,188
JPMorgan Chase & Co., Series P, 5.45%	5,030	118,607
KKR Financial Holdings LLC, 7.50%	10,000	264,000
KKR Financial Holdings LLC, 8.38%	30,000	807,300
PNC Financial Services Group, Inc., Series Q, 5.38%	5,250	126,735
Protective Life Corp., 6.25%	12,600	323,064
State Street Corp., Series C, 5.25%	10,050	244,818

See accompanying notes which are an integral part of these financial statements.

INCOME FUND	23

SCHEDULE OF INVESTMENTS (CONT.)	JUNE 30, 2015 (UNAUDITED)

	Shares	Market Value

Financials (cont.)
U.S. Bancorp, Series F, 6.50%	8,100	$228,582
Wells Fargo & Co., 5.20%	22,050	511,560
		5,097,783

Industrials 0.32%
Pitney Bowes, Inc., 6.70%	5,700	145,065
Stanley Black & Decker, Inc., 5.75%	20,687	513,244
		658,309

Real Estate Investment Trusts 7.98%
CBL & Associates Properties, Inc., Series E, 6.63%	23,760	608,018
DDR Corp., Series J, 6.50%	10,176	258,776
Digital Realty Trust, Inc., Series G, 5.88%	16,000	378,400
Digital Realty Trust, Inc., Series F, 6.63%	12,800	324,608
Digital Realty Trust, Inc., Series E, 7.00%	37,000	945,720
Equity Commonwealth, 5.75%	10,000	231,000
Health Care REIT, Inc., Series J, 6.50%	32,000	813,440
Hudson Pacific Properties, Inc., Series B, 8.38%	14,400	370,080
Kilroy Realty Corp., 6.88%	22,454	586,948
Kimco Realty Corp., Series I, 6.00%	36,000	886,680
Kimco Realty Corp., Series J, 5.50%	44,110	1,061,287
Kimco Realty Corp., Series K, 5.63%	27,000	652,590
National Retail Properties, Inc., Series D, 6.63%	16,000	411,200
PS Business Parks, Inc., Series S, 6.45%	15,000	381,000
PS Business Parks, Inc., Series T, 6.00%	44,900	1,105,438
PS Business Parks, Inc., 5.70%	7,200	170,136
Public Storage, Inc., Series S, 5.90%	13,836	343,410
Public Storage, Inc., Series A, 5.88%	7,840	195,608
Public Storage, Inc., Series R, 6.35%	36,000	914,760
Public Storage, Inc., Series Q, 6.50%	16,000	406,560
Regency Centers Corp., Series 7, 6.00%	31,275	777,184
Regency Centers Corp., Series 6, 6.63%	40,134	1,025,424
Senior Housing Properties Trust, 5.63%	40,000	922,800
Taubman Centers, Inc., Series K, 6.25%	28,897	734,851
Taubman Centers, Inc., Series J, 6.50%	29,126	734,266
Ventas Realty LP / Ventas Capital Corp., 5.45%	10,000	241,100
Vornado Realty Trust, Series I, 6.63%	12,811	322,197
Vornado Realty Trust, Series J, 6.88%	17,917	460,109
Vornado Realty Trust, Series L, 5.40%	13,626	304,541
		16,568,131

Telecommunication Services 0.21%
Telephone & Data Systems, Inc., 5.88%	5,700	132,468

See accompanying notes which are an integral part of these financial statements.

24	SPIRIT OF AMERICA

SCHEDULE OF INVESTMENTS (CONT.)	JUNE 30, 2015 (UNAUDITED)

	Shares	Market Value

Telecommunication Services (cont.)
United States Cellular Corp., 7.25%	12,500	$314,250
		446,718

Utilities 1.06%
Duke Energy Corp., 5.13%	9,030	221,506
Entergy Louisiana LLC, 5.25%	20,000	485,400
Entergy New Orleans, Inc., 5.00%	20,000	494,000
NextEra Energy Capital Holdings, Inc., 5.00%	6,700	152,023
NextEra Energy Capital Holdings, Inc., Series H, 5.63%	8,775	211,039
SCE Trust I, 5.63%	19,125	460,530
SCE Trust II, 5.10%	7,700	175,791
		2,200,289
Total Preferred Stocks
(Cost $25,157,594)		24,971,230

Total Investments — 99.49%
(Cost $196,214,048)		206,417,070
Other Assets in Excess of Liabilities — 0.51%		1,053,897

NET ASSETS — 100.00%		$207,470,967

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AGM - Assured Guaranty Municipal Corp.

AGM-CR - Assured Guaranty Municipal Corp. Custody Receipts

AMBAC - American Municipal Bond Assurance Corp.

GTD - Guaranteed

NATL-RE - Insured by National Public Finance Guarantee Corp.

OID - Original Issue Discount

SEEK - Support Education Excellence in Kentucky

See accompanying notes which are an integral part of these financial statements.

INCOME FUND	25

STATEMENT OF ASSETS AND LIABILITIES	JUNE 30, 2015 (UNAUDITED)

ASSETS
Investments in securities at value (cost $196,214,048)	$206,417,070
Cash	142
Receivable for Fund shares sold	339,724
Dividends and interest receivable	2,748,261
Prepaid expenses	33,336
TOTAL ASSETS	209,538,533

LIABILITIES
Line of credit payable	752,883
Payable for Fund shares redeemed	862,023
Payable for investment advisory fees	95,126
Payable for accounting and administration fees	17,438
Payable for distributions to shareholders	245,946
Payable for distribution fees	43,011
Payable to custodian	906
Payable for audit fees	10,756
Payable for transfer agent fees	16,246
Payable for chief compliance officer salary	579
Other accrued expenses	22,652
TOTAL LIABILITIES	2,067,566
NET ASSETS	$207,470,967
Net assets applicable to 17,450,185 shares outstanding, $0.001 par value (500,000,000 authorized shares)	$207,470,967
Net asset value and redemption price per share ($207,470,967 ÷ 17,450,185 shares)	$11.89
Maximum offering price per share ($11.89 ÷ 0.9525)	$12.48

SOURCE OF NET ASSETS
As of June 30, 2015, net assets consisted of:
Paid-in capital	$199,363,313
Accumulated undistributed net investment income	21,037
Accumulated net realized loss on investments	(2,116,405)
Net unrealized appreciation on investments	10,203,022
NET ASSETS	$207,470,967

See accompanying notes to financial statements.

26	SPIRIT OF AMERICA

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2015 (Unaudited)

INVESTMENT INCOME
Dividends	$1,146,227
Interest	4,885,818
TOTAL INVESTMENT INCOME	6,032,045

EXPENSES
Investment advisory	635,451
Distribution	264,770
Accounting and Administration	81,631
Transfer agent	95,592
Audit	11,356
Chief Compliance Officer salary	3,369
Custodian	8,419
Directors	11,535
Insurance	22,976
Legal	10,965
Printing	47,448
Registration	9,140
Line of credit	607
Interest	15
Other	1,986
TOTAL EXPENSES	1,205,260
Fees waived and reimbursed by Adviser	(39,715)
NET EXPENSES	1,165,545
NET INVESTMENT INCOME	4,866,500

REALIZED AND UNREALIZED (LOSS) ON INVESTMENTS
Net realized loss from investment transactions	(383,325)
Net change in unrealized appreciation (depreciation) of investments	(6,146,547)
Net realized and unrealized loss on investments	(6,529,872)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(1,663,372)

See accompanying notes to financial statements.

INCOME FUND	27

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended June 30, 2015 (Unaudited)	For the Year Ended December 31, 2014

OPERATIONS
Net investment income	$4,866,500	$9,064,400
Net realized gain (loss) on investment transactions	(383,325)	269,420
Net change in unrealized appreciation (depreciation) of investments	(6,146,547)	18,943,376
Net increase (decrease) in net assets resulting from operations	(1,663,372)	28,277,196

DISTRIBUTIONS TO SHAREHOLDERS
Distributions from net investments income	(4,466,979)	(9,156,574)
Distributions from return of capital	—	(914,734)
Total distributions to shareholders	(4,466,979)	(10,071,308)

CAPITAL SHARE TRANSACTIONS (Dollar Activity)
Shares sold	22,632,631	38,522,474
Shares issued from reinvestment of distributions	3,117,392	6,871,241
Shares redeemed	(22,418,254)	(65,531,345)
Increase (decrease) in net assets derived from capital share transactions	3,331,769	(20,137,630)
Total decrease in net assets	(2,798,582)	(1,931,742)

NET ASSETS
Beginning of period	210,269,549	212,201,291
End of period	$207,470,967	$210,269,549

Accumulated undistributed net investment income (loss)	$21,037	$(378,484)

Transactions in capital stock were:
Shares sold	1,847,384	3,226,699
Shares issued from reinvestment of distributions	255,004	575,098
Shares redeemed	(1,839,876)	(5,575,874)
Increase (decrease) in shares outstanding	262,512	(1,774,077)

See accompanying notes to financial statements.

28	SPIRIT OF AMERICA

FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout the period presented.

	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010
Net Asset Value, Beginning of Period	$12.23	$11.19	$12.24	$11.69	$10.73	$10.65

Income from Investment Operations:
Net investment income	0.28	0.53	0.53	0.59	0.70 [1]	0.73 [1]
Net realized and unrealized gain (loss) on investments	(0.36)	1.10	(1.00)	0.61	0.98	0.14
Total income from investment operations	(0.08)	1.63	(0.47)	1.20	1.68	0.87

Less Distributions:
Distributions from net investment income	(0.26)	(0.54)	(0.52)	(0.60)	(0.71)	(0.73)
Distributions from capital gains	—	—	—	(0.05)	(0.01)	(0.06)
Distributions from return of capital	—	(0.05)	(0.06)	—	—	—
Total distributions	(0.26)	(0.59)	(0.58)	(0.65)	(0.72)	(0.79)

Net Asset Value, End of Period	$11.89	$12.23	$11.19	$12.24	$11.69	$10.73
Total Return[2]	(0.73)%[3]	14.79%	(3.97)%	10.51%	16.12%	8.23%

Ratios/Supplemental Data:
Net assets, end of period (000)	$207,471	$210,270	$212,201	$252,025	$150,472	$89,038
Ratio of expenses to average net assets:
Before expense reimbursement or recapture	1.14%[4]	1.15%	1.19%	1.22%	1.30%	1.35%
After expense reimbursement or recapture	1.10%[4]	1.10%	1.10%	1.10%	1.10%	1.10%
Ratio of net investment income to average net assets	4.60%[4]	4.44%	4.47%	4.85%	6.19%	6.64%
Portfolio turnover	3%[3]	9%	25%	3%	3%	17%

1 Calculated based on the average number of shares outstanding during the period.

2 Calculation does not reflect sales load.

3 Calculation is not annualized.

4 Calculation is annualized.

See accompanying notes to financial statements.

INCOME FUND	29

NOTES TO FINANCIAL STATEMENTS	JUNE 30, 2015 (UNAUDITED)

Note 1 – Organization

Spirit of America Income Fund (the “Fund”), a series of Spirit of America Investment Fund, Inc. (the “Company”), is an open-end diversified mutual fund registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Company was incorporated under the laws of Maryland on May 15, 1997. The Fund commenced operations on December 31, 2008. The Fund seeks high current income, investing at least 80% of its assets in a portfolio of taxable municipal bonds, income producing convertible securities, preferred stocks, high yield U.S. corporate bonds (frequently called “junk” bonds), and collateralized mortgage obligations (“CMOs”). The Fund offers one class of shares.

Note 2 – Significant Accounting Policies

The Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”) for investment companies.

A. Security Valuation: The offering price and net asset value (“NAV”) per share for the Fund are calculated as of the close of regular trading on the New York Stock Exchange (“NYSE”), currently 4:00 p.m., Eastern Time on each day the NYSE is open for trading. The Fund’s securities are valued at the official close or the last reported sales price on the principal exchange on which the security trades, or if no sales price is reported, the mean of the latest bid and asked prices is used. Securities traded over-the-counter are priced at the mean of the latest bid and asked prices. Unlisted securities traded in the over-the-counter market are valued using an evaluated quote provided by the independent pricing service, or, if an evaluated quote is unavailable, such securities are valued using prices received from dealers, provided that if the dealer supplies both bid and ask prices, the price to be used is the mean of the bid and asked prices. The independent pricing service derives an evaluated quote by obtaining dealer quotes, analyzing the listed markets, reviewing trade execution data and employing sensitivity analysis. Evaluated quotes may also reflect appropriate factors such as individual characteristics of the issue, communications with broker-dealers, and other market data. Short-term investments having a maturity of 60 days or less are valued at amortized cost, which the Board of Directors (the “Board”) believes represents fair value. Fund securities for which market quotations are not readily available are valued at fair value as determined in good faith under procedures established by and under the supervision of the Board.

B. Fair Value Measurements: Various inputs are used in determining the fair value of investments which are as follows:

• Level 1 –	Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date.

• Level 2 –	Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

• Level 3 –	Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments).

30	SPIRIT OF AMERICA

NOTES TO FINANCIAL STATEMENTS (CONT.)	JUNE 30, 2015 (UNAUDITED)

The summary of inputs used to value the Fund’s net assets as of June 30, 2015 is as follows:

		Value Inputs
Assets	Level 1 — Quoted Prices in Active Markets	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Totals
Collateralized Mortgage Obligations	$—	$427,726	$—	$427,726
Municipal Bonds		146,616,119	—	146,616,119
Common Stocks*	15,021,286	—	—	15,021,286
Corporate Bonds	—	19,380,709	—	19,380,709
Preferred Stocks*	24,971,230	—	—	24,971,230

Total	$39,992,516	$166,424,554	$—	$206,417,070

*	Refer to the Schedule of Investments for industry classifications.

The Fund did not have any transfers between levels as of June 30, 2015. The Fund recognizes transfers between fair value hierarchy levels at the end of the reporting period.

C. Investment Income and Securities Transactions: Security transactions are accounted for on the date the securities are purchased or sold (trade date). Cost is determined and gains and losses are based on the identified cost basis for both financial statement and federal income tax purposes. Dividend income and distributions to shareholders are reported on the ex-dividend date. Interest income and expenses are accrued daily.

D. Federal Income Taxes: The Fund intends to comply with all requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

E. Use of Estimates: In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

F. Distributions to Shareholders: The Fund intends to distribute substantially all of its net investment income and capital gains to shareholders each year. Normally, income distributions will be declared daily and paid monthly. Capital gains, if any, will be distributed annually in December, but may be distributed more frequently if deemed advisable by the Board. All such distributions are taxable to the shareholders whether received in cash or reinvested in shares.

Note 3 – Purchases and Sales of Securities Purchases and proceeds from the sales of securities for the six months ended June 30, 2015, excluding short-term investments, were $11,775,529 and $6,957,086, respectively.

Note 4 – Investment Management Fee and Other Transactions with Affiliates

Spirit of America Management Corp. (the “Adviser”) has been retained to act as the Company’s investment adviser pursuant to an Investment Advisory Agreement (the “Advisory Agreement”). The Adviser was

INCOME FUND	31

NOTES TO FINANCIAL STATEMENTS (CONT.)	JUNE 30, 2015 (UNAUDITED)

incorporated in 1997 and is a registered investment adviser under the Investment Advisers Act of 1940, as amended. Under the Advisory Agreement, the Fund pays the Adviser a monthly fee of 1/12 of 0.60% of the Fund’s average daily net assets. Investment advisory fees for the six months ended June 30, 2015, were $635,451.

The Adviser has contractually agreed to waive advisory fees and/or reimburse expenses so that the total operating expenses will not exceed 1.10% of the average daily net assets of the Fund through April 30, 2016. The waiver does not include front end or contingent deferred loads, taxes, interest, dividend expenses, brokerage commissions or expenses incurred in connection with any merger, reorganization, or extraordinary expenses such as litigation. For the six months ended, June 30, 2015, the Adviser reimbursed the Fund $39,715.

Any amounts waived or reimbursed by the Adviser are subject to reimbursement by the Fund within the following three years, provided the Fund is able to make such reimbursement and remain in compliance with the expense limitation as stated above. The balance of recoverable expenses to the Adviser as of June 30, 2015 was $619,241. Of this balance, $251,374 will expire in 2015, $230,568 will expire in 2016, $97,584 will expire in 2017 and $39,715 will expire in 2018.

The Fund has adopted a plan of distribution pursuant to Rule 12b-1 (the “Plan”). The Plan permits the Fund to pay David Lerner Associates, Inc. (the “Distributor”) a monthly fee of 1/12 of 0.25% of the Funds average daily net assets for the Distributor’s services and expenses in distributing shares of the Fund and providing personal services and/or maintaining shareholder accounts. For the six months ended June 30, 2015, fees paid to the Distributor under the Plan were $264,770.

The Fund’s shares are subject to an initial sales charge imposed at the time of purchase, in accordance with the Fund’s current prospectus. For the six months ended June 30, 2015, sales charges received by the Distributor were $1,054,527. A contingent deferred sales charge (“CDSC”) of 1.00% may be imposed on redemptions of $1 million or more made within one year of purchase.

Certain Officers and Directors of the Company are “affiliated persons”, as that term is defined in the 1940 Act, of the Adviser or the Distributor. Each Director of the Company, who is not an affiliated person of the Adviser or Distributor, receives a quarterly retainer of $4,250, $1,000 for each Board meeting attended, and $500 for each committee meeting attended plus reimbursement for certain travel and other out-of-pocket expenses incurred in connection with attending Board meetings. The Company does not compensate the Officers for the services they provide. There are no Directors’ fees paid to affiliated Directors of the Company. For the six months ended June 30, 2015, the Fund was allocated $3,369 of the Chief Compliance Officer’s salary.

Note 5 – Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Funds or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid. The Funds will not incur any registration costs upon such resale.

32	SPIRIT OF AMERICA

NOTES TO FINANCIAL STATEMENTS (CONT.)	JUNE 30, 2015 (UNAUDITED)

The Funds’ restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined by the Board. At June 30, 2015, the Fund held illiquid restricted securities representing 1% of net assets, as listed below:

Issuer Description	Acquisition Date	Principal Amount	Cost	Value
Corporate Bonds
Exelon Generation Co. LLC, 5.60%, 06/15/42	7/12/2012	$400,000	$422,085	$408,428
MetLife Capital Trust X, 9.25%, 04/08/38	6/4/2013	$1,500,000	$2,114,138	$2,111,250

Note 6 – Concentration and Other Risks

The Fund’s performance could be adversely affected by interest rate risk, which is the possibility that overall bond prices will decline because of rising interest rates. Interest rate risk is expected to be high for the Fund because it invests mainly in long-term bonds, whose prices are much more sensitive to interest fluctuations than are the prices of short-term bonds.

The Fund may be affected by credit risk, which is the possibility that the issuer of a bond will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer’s ability to make such payments will cause the price of that bond to decline. This risk may be greater to the extent that the Fund may invest in junk bonds.

The Fund may be affected by credit risk of lower grade securities, which is the possibility that municipal securities rated below investment grade, or unrated of similar quality, (frequently called “junk bonds”), may be subject to greater price fluctuations and risks of loss of income and principal than investment- grade municipal securities. Securities that are (or that have fallen) below investment-grade have a greater risk that the issuers may not meet their debt obligations. These types of securities are generally considered speculative in relation to the issuer’s ongoing ability to make principal and interest payments. During periods of rising interest rates or economic downturn, the trading market for these securities may not be active and may reduce the Fund’s ability to sell these securities at an acceptable price. If the issuer of securities is in default in payment of interest or principal, the Fund may lose its entire investment in those securities.

Other risks include income risk, liquidity risk, prepayment risk on collateralized mortgage obligations, municipal project specific risk, municipal lease obligation risk, zero coupon securities risk, market risk, manager risk, taxability risk, state- specific risk and exchange traded funds risk.

Note 7 – Federal Income Taxes

The tax character of distributions paid for the year ended December 31, 2014 was as follows:

Taxable Basis Distributions

	Ordinary Income	Tax Exempt Income	Net Long-Term Capital Gains	Retrun of Capital	Total Distributions
12/31/2014	$9,156,574	$—	$—	$914,734	$10,071,308

INCOME FUND	33

NOTES TO FINANCIAL STATEMENTS (CONT.)	JUNE 30, 2015 (UNAUDITED)

Distribution classifications may differ from the Statements of Changes in Net Assets as a result of the treatment of short-term capital gains as ordinary income for tax purposes.

The adjusted cost basis of investment and gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

As of June 30, 2015
Gross unrealized appreciation	$14,434,279
Gross unrealized depreciation	(4,262,020)

Net unrealized appreciation	10,172,259

Cost basis of investments	$196,244,811

At December 31, 2014, the components of accumulated distributable earnings for the Fund on a tax basis were as follows:

Unrealized appreciation	$16,318,806
Other accumulated losses	(2,080,801)

Total accumulated earnings (losses)	$14,238,005

Other accumulated losses consist of distribution payable of $356,917 not deducted for tax purposes, capital loss carryforwards and post-October losses.

At December 31, 2014, the Fund had short-term capital loss carryforwards of $1,671,912, which do not expire, and Deferred Post- October Losses, of $51,972. The difference between appreciation for book purposes and tax purposes is due to Trust Preferred securities, a Master Limited Partnership adjustment, and wash sales.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions,

including federal (i.e., the last three tax year ends and the interim tax period since then). Management believes there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Note 8 – Line of Credit

The Fund participates in a short-term credit agreement (“Line of Credit) with The Huntington National Bank, the custodian of the Fund’s investments expiring on May 27, 2016. Borrowing under this agreement bear interest at London Interbank Offered Rate (“LIBOR”) plus 1.500%. Maximum borrowings for the Fund is the lesser of $3,000,000 or 30% of the Fund’s daily market value.

Total bank line of credit as of June 30, 2015	$2,247,117
Average borrowings during period	125,820
Number of days outstanding*	18
Average interest rate during period	1.676%
Highest balance drawn during period	439,971
Highest balance interest rate	1.686%
Interest expense incurred	$15
Interest rate at June 30, 2015	1.686%

*	Number of days outstanding represents the total days during the six months ended June 30, 2015 that the Fund utilized the line of credit.

Note 9 – Other Matters

On May 7, 2010, each of William Mason, the Portfolio Manager for the Income Fund and Opportunity Fund, and DLA, the Fund’s principal underwriter and distributor, received a Notice of Complaint from the Department of Enforcement of the Financial Industry Regulatory Authority (“FINRA”) relating to Mr. Mason’s activities as head of the fixed income trading department of DLA and DLA’s activities as a municipal securities and collateralized mortgage obligations dealer. The

34	SPIRIT OF AMERICA

NOTES TO FINANCIAL STATEMENTS (CONT.)	JUNE 30, 2015 (UNAUDITED)

Notice of Complaint alleged that each of Mr. Mason and DLA had violated certain NASD and Municipal Securities Rule Making Board fair pricing rules relating to the period January 1, 2005 through January 31, 2007. On April 4, 2012, a FINRA hearing panel issued a decision in this matter, finding that DLA willfully charged excessive markups on certain municipal bond and CMO transactions involving customers, and assessed monetary fines and other sanctions against DLA and Mr. Mason, including the suspension described below. Both DLA and Mr. Mason appealed the decision.

On May 27, 2011, FINRA filed a complaint against DLA, the Fund’s principal underwriter and distributor, related to its sales practices in connection with its role as managing dealer of an unaffiliated Real Estate Investment Trust offering, Apple REIT Ten, Inc. (“Apple REIT”). More specifically, FINRA alleged that DLA failed to conduct adequate due diligence, thereby leaving it without a reasonable basis for recommending customer purchases of Apple REIT, in addition to using false, exaggerated and misleading statements regarding the performance of earlier closed Apple REITs. In June 2011, several class action complaints were filed against DLA, Apple REIT entities and certain individuals, also in connection with the sale of various Apple REIT securities. In January 2012, FINRA amended its complaint to add David Lerner as an individual respondent and alleged violations of Section 17(a) of the Securities Act of 1933, as amended, including allegations of false, exaggerated and misleading communications to the public, through customer correspondence and investment seminars, about the investment returns, market values, performance of earlier closed Apple REITs as well as allegations of untrue statements and/or omitted material facts concerning the prior performance, steady distribution rates, unchanging valuations, and prospects of the earlier closed Apple REITs and/or Apple REIT. On October 22, 2012,

DLA, Mr. Lerner and Mr. Mason settled all of the foregoing FINRA investigations and actions involving Apple REIT securities and municipal bond and collateralized mortgage obligation pricing. Without admitting or denying the allegations, in connection with the settlement, DLA, Mr. Lerner and Mr. Mason each agreed, among other things, to pay a fine; and Mr. Lerner agreed to a suspension from affiliation with any FINRA member, including DLA, in any capacity for a period of one year and in any principal capacity for a period of two years thereafter beginning on November 19, 2012; and Mr. Mason agreed to a suspension from affiliation with any FINRA member, including DLA, in any capacity for a period of six months, which suspension ended on June 16, 2013. The fines and suspensions do not involve the Funds or the Adviser. On April 3, 2013, the class action complaints were dismissed, with prejudice, in their entirety. On April 12, 2013, plaintiffs filed a notice of appeal of the class action dismissal. On April 23, 2014, the United States Court of Appeals for the Second Circuit substantially affirmed the April 3, 2013 decision of United States District Judge, Kiyo A. Matsumoto, dismissing with prejudice the class action complaint in In Re Apple REITs Litigation. The Second Circuit held that Judge Matsumoto correctly found that there were no material misrepresentations or omissions in the offering materials for Apple REITs Six through Ten. The appeals court upheld dismissal of ten of the thirteen claims in the case, including all federal and state securities law claims, and also upheld Judge Matsumoto’s refusal to allow plaintiffs to amend their complaint. The appeals court remanded three state common law claims to the District Court for the Eastern District of New York for further proceedings. On March 25, 2015, the District Court dismissed the remaining state common law claims against DLA, with prejudice. Plaintiffs did not file an appeal. Neither the Adviser nor the Funds were a party to any of the investigations or actions listed in this section.

INCOME FUND	35

NOTES TO FINANCIAL STATEMENTS (CONT.)	JUNE 30, 2015 (UNAUDITED)

In October 2013, a class action litigation, titled Lewis v. Delaware Charter Guarantee & Trust Company, et al., (the “Litigation”) was commenced in federal court in Nevada against DLA, the Funds’ principal underwriter and distributor, along with other defendants, alleging, inter alia, breach of fiduciary duty, aiding and abetting breach of fiduciary duty, negligence and misrepresentation. The plaintiffs, purportedly customers who maintain individual retirement accounts at DLA which contained non-traded REIT securities, allege, among other things, that the defendants failed to accurately provide annual fair market values for those REIT securities. The Litigation was transferred to the U.S. District Court for the Eastern District of New York. On March 30, 2015, the District Court dismissed all claims against DLA, with prejudice. Plaintiffs appealed that dismissal. While it is unlikely that plaintiffs’ appeal will be successful, there cannot be any assurance that if the class action plaintiffs were to ultimately be successful in the pursuit of an appeal of the decision dismissing the claims against DLA that such outcome would not materially affect DLA’s ability to act as the Funds’ principal underwriter and distributor, although it is not considered likely at this time that such material and adverse effects would occur. Neither the Adviser nor the Funds were a party to the Litigation.

Note 10 – Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund and has determined that there were no events that require recognition or disclosure in the financial statements.

36	SPIRIT OF AMERICA

Proxy Voting Information

The Company’s Statement of Additional Information (“SAI”) containing a description of the policies and procedures that the Spirit of America Income Fund uses to determine how to vote proxies relating to portfolio securities, along with the Company’s proxy voting record relating to portfolio securities held during the 12-month period ended June 30 are available (i) without charge, upon request, by calling (516) 390-5565; and (ii) on the SEC’s website at http://www.sec.gov.

Information on Form N-Q

The Company will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Company’s Forms N-Q will be available on the SEC’s website at http://www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0030.

Investment Adviser

Spirit of America Management Corp.

477 Jericho Turnpike

P.O. Box 9006

Syosset, NY 11791-9006

Distributor

David Lerner Associates, Inc.

477 Jericho Turnpike

P.O. Box 9006

Syosset, NY 11791-9006

Shareholder Services

Huntington Asset Services, Inc.

2960 North Meridian Street, Suite 300

Indianapolis, IN 46208

Custodian

The Huntington National Bank

7 Easton Oval

Columbus, OH 43219

Independent Registered

Public Accounting Firm

Tait Weller & Baker LLP

1818 Market Street, Suite 2400

Philadelphia, PA 19103

Counsel

Blank Rome LLP

405 Lexington Avenue

New York, NY 10174

For additional information about the Spirit of America Income Fund, call (800) 452-4892 or (610) 382-7819.

This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus which includes details regarding the Fund’s objectives, risks, policies, expenses, and other information.

©Copyright 2015 Spirit of America         SOAIN-SAR15

SEMI-ANNUAL REPORT

JUNE 30, 2015

MESSAGE TO OUR SHAREHOLDERS

Dear Shareholder,

We are pleased to send you the Semi-Annual Report for The Spirit of America Income and Opportunity Fund, (the “Fund”). The Fund began operations on July 4, 2013.

We hope you are as excited as we are to be a part of our fund, which we anticipate will continue to grow and is designed to deliver attractive returns to our investors. Since its inception the Fund has experienced an increase in assets under management and we look forward to continued inflows and further development in the upcoming year.

We firmly believe that striving for the optimal balance between yield and risk will position us to achieve long term success. Our dedication to providing our investors with a fund that will merit their long term commitment and satisfaction has never been stronger. Now is an excellent time to team up with your Investment Counselor to evaluate your portfolio and make sure you are properly positioned to achieve your investment goals for the upcoming year.

We have been proud to watch the increasing number of investors in the Fund. We appreciate your support of our fund and look forward to your continued investment in The Spirit of America Income and Opportunity Fund.

Sincerely,

David Lerner	William Mason
President Spirit of America Investment Fund, Inc.	Portfolio Manager

INCOME & OPPORTUNITY FUND	1

MANAGEMENT DISCUSSION

Economic Summary

Federal Reserve Chair Janet Yellen reported that the U.S. central bank remains on track to raise interest rates this year, with labor markets expected to steadily improve and turmoil abroad unlikely to throw the U.S. economy off track. The expectation that the Fed will diverge from Europe, Japan and other central banks and begin raising rates has pushed up the value of the dollar, and driven down exports and U.S. growth. The strong dollar and slower growth does add a degree of uncertainty as to when the Fed will actually raise rates.

At the end of June the Commerce Department revised the U.S. gross domestic product for the 1st quarter of 2015 from -0.7% to -0.2%. This first quarter contraction was partly due to bad weather, a strong dollar, spending cuts in the energy sector and disruptions at West Coast ports. This GDP revision was in line with the economists’ expectations after the economy expanded at a 2.2% rate in the 4th quarter of 2014.

The unemployment rate came in at 5.3%, down from 5.5%. The labor force participation rate declined 0.3% to 62.6%.

Market Commentary

The S&P 500 Index was almost flat for the first six months of the year increasing by 1.23%. The strong U.S. dollar has been a headwind that made it difficult for some companies. The Dow Jones Industrial Average rose 0.03%, and the Nasdaq Composite rose 5.99%.

The Fund invests a portion of its assets in Master Limited Partnerships (MLPs). The Alerian MLP Index (AMZ), a capitalization-weighted composite of 50 energy Master Limited Partnerships, had a total return of -10.99% for the period of December 31, 2014 through June 30, 2015.

Treasury yields finished the second quarter of 2015 with the largest quarterly yield gain since December 2013. The rising trend has been a function of the market’s anticipation for the first interest rate hike in nearly a decade, along with a spillover of rising interest rates in the Eurozone. Over the first six months of the year the 30-Year U.S. Treasury yield moved from a 2.69 on January 2nd to a 3.12 on June 30th. At the same time the 30-Year AAA Taxable Municipal Market Data (MMD) yield moved from a 3.49 on January 2nd to a 4.17 on June 30th.

Fund Summary

The Spirit of America Income and Opportunity Fund’s, (SOAOX) (the “Fund”) objective is to provide shareholders with current income and the potential for capital appreciation. The emphasis of the Fund is focused on investing in a diversified portfolio of equity securities, fixed income securities, REIT’s, and master limited partnerships (MLPs).

At the end of the first half of 2015, the Fund had over 34% of its assets invested in taxable municipal bonds, over 19% in preferred stock, over 12% in master limited partnerships (MLPs), over 5% in corporate bonds, and over 20% in non-MLP common stock positions.

The Fund does not make decisions based on complicated algorithms. We are not a hedge fund. At Spirit of America, technology works for us; we do not work for technology. We do not receive buy signals from a computer generated model. We invest the old fashioned way — utilizing hard work, intensive research, and intuitive decisions. Our decisions are based on experience.

2	SPIRIT OF AMERICA

MANAGEMENT DISCUSSION (CONT.)

Return Summary

The Spirit of America Income and Opportunity Fund, SOAOX (the “Fund”), had a total return for the first six months of 2015 of -1.33% (no load, gross of fees) as of June 30, 2015. This compares to the -0.10% return of its benchmark, the Barclay U.S. Aggregate Index, for the same period. That result does not take the Fund’s sales charge and expense ratio into account.

As we mentioned earlier, the price decreased on both the long US Treasury Bond and the long Taxable Municipal Market Data scale over the first six months of 2015. The downward trajectory of the bond market combined with the negative return on MLPs contributed to the Fund’s slight negative return.

Including the sales charge and expenses, as of June 30, 2015, the Fund’s return for the first six months of the year was -6.61%. The Fund, which began operations in July 2013, had a return since inception of 1.33% as of June 30, 2015.

We plan to proceed with the same game plan we have employed since the Fund began: pursuing a balance between yield and risk.

INCOME & OPPORTUNITY FUND	3

ILLUSTRATION OF INVESTMENT (UNAUDITED)

Summary of Portfolio Holdings (Unaudited)

As of June 30, 2015

Municipal Bonds	35.18%	$16,894,167
Common Stocks	33.85%	16,256,540
Preferred Stocks	19.44%	9,334,964
Corporate Bonds	5.97%	2,869,287
Money Market Securities	5.56%	2,670,915
Total Investments	100.00%	$48,025,873

4	SPIRIT OF AMERICA

ILLUSTRATION OF INVESTMENT (UNAUDITED) (CONT.)

Average Annual Returns (Unaudited)

(For the Periods Ended June 30, 2015)

	Six Months	1 Year	Since Inception (July 8, 2013)
Spirit of America Income & Opportunity Fund (NAV)	(1.94)%	(1.56)%	3.86%
Spirit of America Income & Opportunity Fund (POP)	(6.61)%	(6.22)%	1.33%
The Barclays U.S. Aggregate Bond Index	(0.10)%	1.86%	3.68%

NAV represents the Net Asset Value. Returns at NAV do not reflect the maximum 4.75% sales charge. POP represents Public Offering Price and returns at POP do reflect the maximum 4.75% sales charge. Total returns for periods less than one year are not annualized.

Performance data quoted represents past performance; past performance is no guarantee of future results.

The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted.

Growth of $10,000

(includes one-time 4.75% maximum sales charge and reinvestment of all distributions)

*	Fund commenced operations July 8, 2013.
**	The Barclays U.S. Aggregate Bond Index benchmark is based on a start date of July 8, 2013.

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance information current to the most recent month-end, please call 1-800-452-4892.

The Barclays U.S. Aggregate Bond Index is an unmanaged index. The performance of an index assumes no transaction costs, taxes, management fees or other expenses. A direct investment in an index is not possible.

INCOME & OPPORTUNITY FUND	5

DISCLOSURE OF FUND EXPENSES (UNAUDITED)

FOR THE SIX MONTH PERIOD JANUARY 1, 2015 TO JUNE 30, 2015

We believe it is important for you to understand the impact of fees regarding your investment. All mutual funds have operating expenses. As a shareholder of the Fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from the Fund’s gross income, directly reduce the investment return of the Fund.

The Fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing fees (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the six month period, January 1, 2015 to June 30, 2015.

Spirit of America Income & Opportunity Fund

	Beginning Account Value 1/1/15	Ending Account Value 6/30/15	Expense Ratio(1)	Expenses Paid During Period(2)
Actual Fund Return	$1,000.00	$980.60	1.25%	$6.14
Hypothetical 5% Return	$1,000.00	$1,018.59	1.25%	$6.26

This table illustrates your Fund’s costs in two ways:

Actual Fund Return: This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, the third column shows the period’s annualized expense ratio, and the last column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund at the beginning of the period. You may use the information here, together with your account value, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period.”

Hypothetical 5% Return: This section is intended to help you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had a return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), or redemption fees.

(1)	Annualized, based on the Fund’s most recent half-year expenses.

(2)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the period (181), then divided by 365.

6	SPIRIT OF AMERICA

SCHEDULE OF INVESTMENTS	JUNE 30, 2015 (UNAUDITED)

	Principal Amount	Market Value
Municipal Bonds 34.85%

Alabama 1.98%
Health Care Authority for Baptist Health/The, Health, Hospital, Nursing Home Improvements, Refunding Revenue Bonds, Series A, 5.50%, 11/15/43	$1,000,000	$962,320

Arizona 2.28%
City of Glendale, AZ, Senior Excise Tax Revenue, Refunding Revenue Bonds, 3.93%, 07/01/31	500,000	473,860
City of Tucson, AZ, Certificate Participation, Refunding Revenue Bonds, (AGM), 4.83%, 07/01/34	620,000	630,354
		1,104,214

California 3.51%
City of Newport Beach, CA, Certificate Participation, Public Improvements, Build America Revenue Bonds, 7.17%, 07/01/40	800,000	1,020,080
San Bernardino Community College District, Public Improvements, General Obligation Unlimited, Series C, 7.63%, 08/01/44	505,000	680,114
		1,700,194

Florida 2.01%
Pasco County School Board, School Improvements, Certificate Participation, Callable 12/01/24 @ 100, (AGM), 5.00%, 12/01/37	1,000,000	972,630

Georgia 2.27%
Municipal Electric Authority of Georgia, Electric Lights & Power Improvements, Build America Refunding Revenue Bonds, Series A, 7.06%, 04/01/57	1,000,000	1,099,980

Louisiana 0.98%
City of New Orleans, Public & Recreational Facilities Improvements, General Obligation Unlimited, Series A, Callable 12/01/24 @ 100, (AGM) (OID), 4.00%, 12/01/31	500,000	472,990

Michigan 2.04%
County of Macomb, MI, Retirement Facilities, General Obligation Limited, Callable 11/01/25 @ 100, 4.42%, 11/01/35	1,000,000	988,540

See accompanying notes which are an integral part of these financial statements.

INCOME & OPPORTUNITY FUND	7

SCHEDULE OF INVESTMENTS (CONT.)	JUNE 30, 2015 (UNAUDITED)

	Principal Amount	Market Value

Minnesota 0.51%
St. Paul Housing & Redevelopment Authority, Revenue Bonds, 4.19%, 07/01/27	$250,000	$248,727

Nebraska 3.15%
Public Power Generation Agency, Electric Lights & Power Improvements, Build America Revenue Bonds, 7.24%, 01/01/41	1,315,000	1,526,702

Nevada 0.26%
County of Washoe, Public & Highway Improvements, Build America Revenue Bonds, 7.97%, 02/01/40	100,000	124,920

New Jersey 1.48%
New Jersey Housing & Mortgage Finance Agency, State Multi-Family Housing, Refunding Revenue Bonds, Series E, Callable 11/01/24 @ 100, 4.47%, 11/01/37	750,000	717,712

New York 1.26%
Metropolitan Transportation Authority, Revenue Bonds, 6.65%, 11/15/39	225,000	291,375
New York City Transitional Finance Authority Building Aid Revenue, School Improvements, Miscellaneous Purposes Revenue Bonds, (State Aid Withholding), 5.00%, 07/15/30	300,000	320,418
		611,793

Ohio 3.32%
American Municipal Power, Inc., Electric Lights & Power Improvements, Build America Revenue Bonds, 8.08%, 02/15/50	1,000,000	1,493,660
American Municipal Power, Inc., Electric Lights & Power Improvements, Build America Revenue Bonds, 5.94%, 02/15/47	100,000	116,112
		1,609,772

Oregon 2.01%
Washington & Multnomah Counties School District No 48J Beaverton, Pension Funding, General Obligation Limited, Callable 06/30/25 @ 100, 4.06%, 06/30/34	1,000,000	975,120

See accompanying notes which are an integral part of these financial statements.

8	SPIRIT OF AMERICA

SCHEDULE OF INVESTMENTS (CONT.)	JUNE 30, 2015 (UNAUDITED)

	Principal Amount	Market Value

Pennsylvania 2.07%
City of Reading, PA, General Obligation Unlimited, Refunding Revenue Bonds, Callable 11/01/24 @ 100, (AGM) (OID), 5.30%, 11/01/33	$1,000,000	$1,002,110

Tennessee 1.53%
Metropolitan Government of Nashville & Davidson County, General Obligation Unlimited, Refunding Revenue Bonds, Series B, 3.49%, 07/01/29	100,000	97,063
Metropolitan Government of Nashville & Davidson County Convention Center Authority, Public Improvements, Revenue Bonds, 7.43%, 07/01/43	500,000	646,025
		743,088

Texas 1.69%
El Paso Downtown Development Corp., Recreational Facility Improvements, Revenue Bonds, Series B, 7.25%, 08/15/43	750,000	820,680

Wisconsin 2.50%
Public Finance Authority, Parking Facility Improvements, Revenue Bonds, Callable 11/01/24 @ 100, (OID), 5.00%, 11/01/44	1,250,000	1,212,675
Total Municipal Bonds (Cost $17,057,346)		16,894,167

	Shares

Preferred Stocks 19.26%

Consumer Staples 1.34%
CHS, Inc., Series 4, 7.50%	24,000	648,960

Energy 0.14%
Vanguard Natural Resources LLC, Series B, 7.63%	3,100	69,719

Financials 5.94%
Aegon NV, 8.00%	2,000	55,360
Aegon NV, 6.38%	10,000	251,300
Aviva PLC, 8.25%	2,000	53,800
Capital One Financial Corp., Series D, 6.70%	10,000	260,000
Citigroup, Inc., Series K, 6.88% (a)	12,000	319,920
First Republic Bank, Series F, 5.70%	10,000	231,400

See accompanying notes which are an integral part of these financial statements.

INCOME & OPPORTUNITY FUND	9

SCHEDULE OF INVESTMENTS (CONT.)	JUNE 30, 2015 (UNAUDITED)

	Shares	Market Value

Financials (cont.)
Hancock Holding Co., 5.95%	10,200	$244,188
JPMorgan Chase & Co, Series AA, 6.10%	10,000	247,300
JPMorgan Chase & Co., Series T, 6.70%	10,000	262,300
JPMorgan Chase & Co., Series W, 6.30%	15,750	397,687
Zions Bancorp., 6.95% (a)	20,000	556,000
		2,879,255

Industrials 0.63%
Pitney Bowes, Inc., 6.70%	12,000	305,400

Real Estate Investment Trusts 8.28%
Alexandria Real Estate Equities, Inc., Series E, 6.45%	10,800	275,940
American Realty Capital Properties, Inc., Series F, 6.70%	15,029	360,846
CBL & Associates Properties, Inc., Series E, 6.63%	2,640	67,558
CBL & Associates Properties, Inc., Series D, 7.38%	4,800	120,624
DDR Corp., Series J, 6.50%	11,500	292,445
Digital Realty Trust, Inc., Series H, 7.38%	13,848	372,927
Equity Commonwealth, Series E, 7.25%	14,060	358,671
Equity Commonwealth, Series D, 6.50%	6,000	146,040
Gramercy Property Trust, Inc., Series B, 7.13%	3,000	79,500
Hudson Pacific Properties, Inc., Series B, 8.38%	8,679	223,050
Kilroy Realty Corp., Series G, 6.88%	2,495	65,219
LaSalle Hotel Properties, Series H, 7.50%	10,339	262,197
Pebblebrook Hotel Trust, Series B, 8.00%	2,600	67,886
Pebblebrook Hotel Trust, Series A, 7.88%	6,000	153,660
Realty Income Corp., Series F, 6.63%	6,500	167,765
SL Green Realty Corp., Series I, 6.50%	8,100	208,656
Taubman Centers, Inc., Series K, 6.25%	3,211	81,656
Taubman Centers, Inc., Series J, 6.50%	13,436	338,722
Urstadt Biddle Properties, Inc., Series G, 6.75%	4,000	105,920
Urstadt Biddle Properties, Inc., Series F, 7.13%	10,000	262,600
		4,011,882

Telecommunication Services 1.08%
Qwest Corp., 6.88%	12,000	310,440
United States Cellular Corp., 7.25%	8,500	213,690
		524,130

Utilities 1.85%
Duke Energy Corp., 5.13%	10,000	245,300
Entergy Mississippi, Inc., 6.00%	2,150	54,868
NextEra Energy Capital Holdings, Inc., Series H, 5.63%	10,000	240,500

See accompanying notes which are an integral part of these financial statements.

10	SPIRIT OF AMERICA

SCHEDULE OF INVESTMENTS (CONT.)	JUNE 30, 2015 (UNAUDITED)

	Shares	Market Value

Utilities (cont.)
SCE Trust I, 5.63%	10,000	$240,800
SCE Trust II, 5.10%	5,000	114,150
		895,618
Total Preferred Stocks
(Cost $9,173,088)		9,334,964

Common Stocks 33.54%

Consumer Staples 1.49%
Altria Group, Inc.	6,590	322,317
Philip Morris International, Inc.	4,210	337,516
Reynolds American, Inc.	826	61,669
		721,502

Energy 13.43%
American Midstream Partners LP	23,142	372,123
Azure Midstream Partners LP	38,380	455,187
Buckeye Partners LP	2,640	195,175
Calumet Specialty Products Partners LP	14,620	372,225
DCP Midstream Partners LP	3,950	121,226
Enbridge Energy Partners LP	13,236	441,156
Energy Transfer Partners LP	8,123	424,021
Global Partners LP	10,065	326,509
Kinder Morgan, Inc.	11,982	459,989
NGL Energy Partners LP	10,400	315,432
Plains All American Pipeline LP	4,980	216,979
Rose Rock Midstream LP	4,340	202,895
Southcross Energy Partners LP	24,440	271,284
Targa Resources Partners LP	14,030	541,558
TC PipeLines LP	4,830	275,310
Tesoro Logistics LP	6,155	351,574
USA Compression Partners LP	16,966	325,069
Williams Partners LP	17,345	840,018
		6,507,730

Financials 3.02%
Arlington Asset Investment Corp.	10,000	195,600
BGC Partners, Inc.	69,044	604,135
Blackstone Group LP	12,505	511,079
Northern Trust Corp.	6,000	153,480
		1,464,294

See accompanying notes which are an integral part of these financial statements.

INCOME & OPPORTUNITY FUND	11

SCHEDULE OF INVESTMENTS (CONT.)	JUNE 30, 2015 (UNAUDITED)

	Shares	Market Value

Real Estate Investment Trusts 11.88%
Apple Hospitality REIT, Inc.	9,950	$187,756
Blackstone Mortgage Trust, Inc.	14,805	411,875
City Office REIT, Inc.	56,470	700,228
Digital Realty Trust, Inc.	4,760	317,397
Gramercy Property Trust, Inc.	15,460	361,300
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	77,829	1,560,471
HCP, Inc.	8,282	302,045
Independence Realty Trust, Inc.	76,579	576,640
Lexington Realty Trust	65,336	554,049
Starwood Property Trust, Inc.	10,390	224,112
WP Carey, Inc.	9,550	562,877
		5,758,750

Telecommunication Services 1.82%
AT&T, Inc.	24,864	883,169

Utilities 1.90%
American Electric Power Co., Inc.	6,170	326,825
Consolidated Edison, Inc.	8,010	463,619
Xcel Energy, Inc.	4,060	130,651
		921,095
Total Common Stocks (Cost $17,116,097)		16,256,540

	Principal Amount

Corporate Bonds 5.92%
American University, 4.32%, 04/01/45	$250,000	234,847
Entergy Texas, Inc., 5.15%, 06/01/45	100,000	98,962
Ford Motor Co., 9.98%, 02/15/47	500,000	762,633
McLaren Health Care Corp., 4.53%, 05/15/38	290,000	268,510
QUALCOMM, Inc., 4.80%, 05/20/45	1,000,000	961,835
Wells Fargo & Co., Series K, 7.98%, 03/29/49 (a)	500,000	542,500
Total Corporate Bonds (Cost $2,892,316)		2,869,287

See accompanying notes which are an integral part of these financial statements.

12	SPIRIT OF AMERICA

SCHEDULE OF INVESTMENTS (CONT.)	JUNE 30, 2015 (UNAUDITED)

	Shares	Market Value

Money Market 5.51%
Fidelity Institutional Money Market Funds — Prime Money Market Portfolio, 0.11% (b)	2,670,915	$2,670,915
Total Money Market (Cost $2,670,915)		2,670,915

Total Investments — 99.08% (Cost $48,909,762)		48,025,873
Other Assets in Excess of Liabilities — 0.92%		445,358
NET ASSETS — 100.00%		$48,471,231

(a)	Variable or Floating Rate Security. Rate disclosed is as of June 30, 2015.
(b)	Rate disclosed is the seven day yield as of June 30, 2015.

AGM - Assured Guaranty Municipal Corp.

OID - Original Issue Discount

REIT - Real Estate Investment Trust

See accompanying notes which are an integral part of these financial statements.

INCOME & OPPORTUNITY FUND	13

STATEMENT OF ASSETS AND LIABILITIES	JUNE 30, 2015 (UNAUDITED)

ASSETS
Investments in securities at value (cost $48,909,762)	$48,025,873
Receivable for Fund shares sold	220,882
Dividends and interest receivable	435,361
Prepaid expenses	15,519
TOTAL ASSETS	48,697,635

LIABILITIES
Payable for Fund shares redeemed	115,201
Payable for investment advisory fees	25,751
Payable for accounting and administration fees	1,781
Payable for distributions to shareholders	49,127
Payable for distribution fees	9,699
Payable to custodian	182
Payable for audit fees	10,757
Payable for transfer agent fees	711
Payable for chief compliance officer salary	70
Accrued offering cost	2,396
Other accrued expenses	10,729
TOTAL LIABILITIES	226,404
NET ASSETS	$48,471,231
Net assets applicable to 4,937,652 shares outstanding, $0.001 par value (500,000,000 authorized shares)	$48,471,231
Net asset value and redemption price per share ($48,471,231 ÷ 4,937,652 shares)	$9.82
Maximum offering price per share ($9.82 ÷ 0.9525)	$10.31

SOURCE OF NET ASSETS
As of June 30, 2015, net assets consisted of:
Paid-in capital	$50,278,277
Accumulated undistributed net investment income	24,367
Accumulated net realized loss on investments	(947,524)
Net unrealized (depreciation) on investments	(883,889)
NET ASSETS	$48,471,231

See accompanying notes to financial statements.

14	SPIRIT OF AMERICA

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2015 (Unaudited)

INVESTMENT INCOME
Dividends	$699,332
Interest	440,874
TOTAL INVESTMENT INCOME	1,140,206

EXPENSES
Investment advisory	134,735
Distribution	51,821
Accounting and Administration	13,405
Transfer agent	14,156
Audit	11,357
Chief Compliance Officer salary	600
Custodian	2,387
Directors	2,050
Insurance	4,012
Legal	1,952
Printing	15,074
Registration	7,519
Line of credit	96
Other	1,041
TOTAL EXPENSES	260,205
Fees waived and reimbursed by Adviser	(386)
NET EXPENSES	259,819
NET INVESTMENT INCOME	880,387

REALIZED AND UNREALIZED (LOSS) ON INVESTMENTS
Net realized loss from investment transactions	(475,515)
Net change in unrealized appreciation (depreciation) of investments	(1,598,848)
Net realized and unrealized loss on investments	(2,074,363)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(1,193,976)

See accompanying notes to financial statements.

INCOME & OPPORTUNITY FUND	15

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended June 30, 2015 (Unaudited)	For the Year Ended December 31, 2014

OPERATIONS
Net investment income	$880,387	$576,567
Net realized (loss) on investment transactions	(475,515)	(472,009)
Net change in unrealized appreciation (depreciation) of investments	(1,598,848)	865,721
Net increase (decrease) in net assets resulting from operations	(1,193,976)	970,279

DISTRIBUTIONS TO SHAREHOLDERS
Distributions from net investments income	(805,433)	(620,404)
Distributions from return of capital	—	(245,196)
Total distributions to shareholders	(805,433)	(865,600)

CAPITAL SHARE TRANSACTIONS (Dollar Activity)
Shares sold	22,513,889	25,306,364
Shares issued from reinvestment of distributions	569,829	665,850
Shares redeemed	(3,083,368)	(3,004,299)
Increase in net assets derived from capital share transactions	20,000,350	22,967,915
Total increase in net assets	18,000,941	23,072,594

NET ASSETS
Beginning of period	30,470,290	7,397,696
End of period	$48,471,231	$30,470,290

Accumulated undistributed net investment income (loss)	$24,367	$(50,587)

Transactions in capital stock were:
Shares sold	2,196,885	2,447,021
Shares issued from reinvestment of distributions	55,811	64,327
Shares redeemed	(303,272)	(292,409)
Increase in shares outstanding	1,949,424	2,218,939

See accompanying notes to financial statements.

16	SPIRIT OF AMERICA

FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout the period presented.

	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014	For the Period Ended December 31, 2013*
Net Asset Value, Beginning of Period	$10.20	$9.62	$10.00

Income from Investment Operations:
Net investment income	0.21	0.39	0.14
Net realized and unrealized gain (loss) on investments	(0.40)	0.73	(0.31)
Total income from investment operations	(0.19)	1.12	(0.17)

Less Distributions:
Distributions from net investment income	(0.19)	(0.39)	(0.15)
Distributions from capital gains	—	—	(0.01)
Distributions from return of capital	—	(0.15)	(0.05)
Total distributions	(0.19)	(0.54)	(0.21)

Net Asset Value, End of Period	$9.82	$10.20	$9.62
Total Return[1]	(1.94)%[2]	11.74%	(1.63)%[2]

Ratios/Supplemental Data:
Net assets, end of period (000)	$48,471	$30,470	$7,398
Ratio of expenses to average net assets:
Before expense reimbursement or recapture	1.25%[3]	1.66%[4]	2.72%[3]
After expense reimbursement or recapture	1.25%[3]	1.26%[4]	1.50%[3]
Ratio of net investment income to average net assets	4.24%[3]	3.83%	3.25%[3]
Portfolio turnover	5%[2]	20%	12%[2]

1 Calculation does not reflect sales load.

2 Calculation is not annualized.

3 Calculation is annualized.

4 Includes interest expense of 0.01%.

* For the period July 8, 2013 (commencement of operations) to December 31, 2013.

INCOME & OPPORTUNITY FUND	17

NOTES TO FINANCIAL STATEMENTS	JUNE 30, 2015 (UNAUDITED)

Note 1 – Organization

Spirit of America Income & Opportunity Fund (the “Fund”), a series of Spirit of America Investment Fund, Inc. (the “Company”), is an open-end non-diversified mutual fund registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Company was incorporated under the laws of Maryland on May 15, 1997. The Fund commenced operations on July 8, 2013. The Fund seeks to achieve its investment objective of providing shareholders with current income and the potential for capital appreciation by investing a substantial percentage of its total assets in a portfolio of common and preferred stocks, fixed income securities of any grade, as well non-rated fixed income securities, both short-term and long- term, including zero-coupon securities, taxable and tax-free municipal bonds, income producing convertible securities, corporate bonds, including high-yield U.S. corporate bonds, floating rate bonds and step coupon bonds, municipal lease agreements, certificates of participation and collateralized mortgage obligations (“CMOs”), U.S. government agency securities, including securities issued by the Federal National Mortgage Association (“FNMA”), the Federal Home Loan Mortgage Corporation (“FHLMC”), and the Government National Mortgage Association (“GNMA”), equity real estate investment companies (“REITs”), which are subject to federal income tax, and Master Limited Partnerships (“MLPs”). The Fund offers one class of shares.

Note 2 – Significant Accounting Policies

The Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”) for investment companies.

A. Security Valuation: The offering price and net asset value (“NAV”) per share for the Fund are calculated as of the close of regular trading on the New York Stock Exchange (“NYSE”), currently 4:00 p.m., Eastern Time on each day the NYSE is open for trading. The Fund’s securities are valued at the official close or the last reported sales price on the principal exchange on which the security trades, or if no sales price is reported, the mean of the latest bid and asked prices is used. Securities traded over-the-counter are priced at the mean of the latest bid and asked prices. Unlisted securities traded in the over-the-counter market are valued using an evaluated quote provided by the independent pricing service, or, if an evaluated quote is unavailable, such securities are valued using prices received from dealers, provided that if the dealer supplies both bid and ask prices, the price to be used is the mean of the bid and asked prices. The independent pricing service derives an evaluated quote by obtaining dealer quotes, analyzing the listed markets, reviewing trade execution data and employing sensitivity analysis. Evaluated quotes may also reflect appropriate factors such as individual characteristics of the issue, communications with broker-dealers, and other market data. Short-term investments having a maturity of 60 days or less are valued at amortized cost, which the Board of Directors (the “Board”) believes represents fair value. Fund securities for which market quotations are not readily available are valued at fair value as determined in good faith under procedures established by and under the supervision of the Board.

18	SPIRIT OF AMERICA

NOTES TO FINANCIAL STATEMENTS (CONT.)	JUNE 30, 2015 (UNAUDITED)

B. Fair Value Measurements: Various inputs are used in determining the fair value of investments which are as follows:

• Level 1 –	Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date.

• Level 2 –	Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

• Level 3 –	Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments).

The summary of inputs used to value the Fund’s net assets as of June 30, 2015 is as follows:

	Level 1 – Quoted Prices in Active Markets	Value Inputs Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
Assets				Totals
Municipal Bonds	$—	$16,894,167	$—	$16,894,167
Preferred Stocks*	9,334,964	—	—	9,334,964
Common Stocks*	16,256,540	—	—	16,256,540
Corporate Bonds	—	2,869,287	—	2,869,287
Money Market Securities	2,670,915	—	—	2,670,915

Total	$28,262,419	$19,763,454	$—	$48,025,873

The Fund did not have any transfers between levels as of June 30, 2015. The Fund recognizes transfers between fair value hierarchy levels at the end of the reporting period.

C. Investment Income and Securities Transactions: Security transactions are accounted for on the date the securities are purchased or sold (trade date). Cost is determined and gains and losses are based on the identified cost basis for both financial statement and federal income tax purposes. Dividend income and distributions to shareholders are reported on the ex-dividend date. Interest income and expenses are accrued daily.

D. Federal Income Taxes: The Fund intends to comply with all requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

E. Use of Estimates: In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses

INCOME & OPPORTUNITY FUND	19

NOTES TO FINANCIAL STATEMENTS (CONT.)	JUNE 30, 2015 (UNAUDITED)

during the reporting period. Actual results could differ from those estimates.

F. Distributions to Shareholders: The Fund intends to distribute substantially all of its net investment income and capital gains to shareholders each year. Normally, income distributions will be declared daily and paid monthly. Capital gains, if any, will be distributed annually in December, but may be distributed more frequently if deemed advisable by the Board. All such distributions are taxable to the shareholders whether received in cash or reinvested in shares.

Note 3 – Purchases and Sales of Securities

Purchases and proceeds from the sales of securities for the six months ended June 30, 2015, excluding short-term investments, were $21,949,831 and $2,070,655, respectively.

Note 4 – Investment Management Fee and Other Transactions with Affiliates

Spirit of America Management Corp. (the “Adviser”) has been retained to act as the Company’s investment adviser pursuant to an Investment Advisory Agreement (the “Advisory Agreement”). The Adviser was incorporated in 1997 and is a registered investment adviser under the Investment Advisers Act of 1940, as amended. Under the Advisory Agreement, the Fund pays the Adviser a monthly fee of 1/12 of 0.65% of the Fund’s average daily net assets. Investment advisory fees for the six months ended June 30, 2015, were $134,735.

The Adviser has contractually agreed to waive advisory fees and/or reimburse expenses so that the total operating expenses will not exceed 1.25% of the average daily net assets of the Fund through April 30, 2016. The waiver does not include front end or contingent deferred loads, taxes, interest, dividend expenses, brokerage commissions or expenses incurred in connection with any merger, reorganization, or extraordinary expenses such as litigation. For the six months ended, June 30, 2015, the Adviser reimbursed the Fund $386.

Any amounts waived or reimbursed by the Adviser are subject to reimbursement by the Fund within the following three years, provided the Fund is able to make such reimbursement and remain in compliance with the expense limitation as stated above. The balance of recoverable expenses to the Adviser as of June 30, 2015 was $87,970. Of this balance, $27,925 will expire in 2016, $59,659 will expire in 2017 and $386 will expire in 2018.

The Fund has adopted a plan of distribution pursuant to Rule 12b-1 (the “Plan”). The Plan permits the Fund to pay David Lerner Associates, Inc. (the “Distributor”) a monthly fee of 1/12 of 0.25% of the Funds average daily net assets for the Distributor’s services and expenses in distributing shares of the Fund and providing personal services and/or maintaining shareholder accounts. For the six months ended June 30, 2015, fees paid to the Distributor under the Plan were $51,821.

The Fund’s shares are subject to an initial sales charge imposed at the time of purchase, in accordance with the Fund’s current prospectus. For the six months ended June 30, 2015, sales charges received by the Distributor were $974,383. A contingent deferred sales charge (“CDSC”) of 1.00% may be imposed on redemptions of $1 million or more made within one year of purchase.

Certain Officers and Directors of the Company are “affiliated persons”, as that term is defined in the 1940 Act, of the Adviser or the Distributor. Each Director of the Company, who is not an affiliated person of the Adviser or Distributor, receives a quarterly retainer of $4,250, $1,000 for each Board meeting attended, and $500 for each committee meeting attended plus reimbursement for certain travel and other out-of-pocket expenses incurred in connection with attending Board meetings. The Company does not compensate the Officers for the services they provide. There are no Directors’

20	SPIRIT OF AMERICA

NOTES TO FINANCIAL STATEMENTS (CONT.)	JUNE 30, 2015 (UNAUDITED)

fees paid to affiliated Directors of the Company. For the six months ended June 30, 2015, the Fund was allocated $600 of the Chief Compliance Officer’s salary.

Note 5 – Concentration and Other Risks

The Fund is non-diversified such that the Fund may invest a larger percentage of its assets in a given security than a diversified fund.

The Fund’s performance could be adversely affected by interest rate risk, which is the possibility that overall bond prices will decline because of rising interest rates. Interest rate risk is expected to be high for the Fund because it invests mainly in long-term bonds, whose prices are much more sensitive to interest fluctuations than are the prices of short-term bonds.

The Fund may be affected by credit risk, which is the possibility that the issuer of a bond will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer’s ability to make such payments will cause the price of that bond to decline. This risk may be greater to the extent that the Fund may invest in junk bonds.

The Fund may be affected by credit risk of lower grade securities, which is the possibility that municipal securities rated below investment grade, or unrated of similar quality, (frequently called “junk bonds”), may be subject to greater price fluctuations and risks of loss of income and principal than investment- grade municipal securities. Securities that are (or that have fallen) below investment-grade have a greater risk that the issuers may not meet their debt obligations. These types of securities are generally considered speculative in relation to the issuer’s ongoing ability to make principal and interest payments. During periods of rising interest rates or economic downturn, the trading market for these securities may not be active and may reduce the Fund’s ability to sell these securities at an acceptable price. If the issuer of securities is in default in payment of interest or principal, the Fund may lose its entire investment in those securities.

Other risks include income risk, liquidity risk, prepayment risk on collateralized mortgage obligations, municipal project specific risk, municipal lease obligation risk, zero coupon securities risk, market risk, manager risk, taxability risk, state-specific risk and exchange traded funds risk.

Note 6 – Federal Income Taxes

The tax character of distributions paid for the year ended December 31, 2014 was as follows:

Taxable Basis Distributions

	Ordinary Income	Tax Exempt Income	Net Long-Term Capital Gains	Return of Capital	Total Distributions
12/31/2014	$620,404	$—	$—	$245,196	$865,600

INCOME & OPPORTUNITY FUND	21

NOTES TO FINANCIAL STATEMENTS (CONT.)	JUNE 30, 2015 (UNAUDITED)

Distribution classifications may differ from the Statements of Changes in Net Assets as a result of the treatment of short-term capital gains as ordinary income for tax purposes.

The adjusted cost basis of investment and gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

As of June 30, 2015
Gross unrealized appreciation	$1,286,568
Gross unrealized depreciation	(897,298)

Net unrealized appreciation(a)	389,270

Cost basis of investments	$48,923,171

(a)	The difference between book-basis and tax-basis net unrealized appreciation is attributable primarily to wash sales.

At December 31, 2014, the components of accumulated distributable earnings (losses) for the Fund on a tax basis were as follows:

Unrealized appreciation	$701,550
Other accumulated losses	(509,187)

Total accumulated earnings (losses)(b)	$192,363

(b)	The differences between book-basis and tax-basis total accumulated earnings (losses) are primarily due to: wash sales, capital loss carryforwards and post-October loss deferral.

Other accumulated losses consist of distribution payable of $51,806 not deducted for tax purposes and post-October losses.

At December 31, 2014, the Fund had $34,880 in short-term capital loss carryforwards with no expirations and Deferred Post-October Losses of $422,501.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last three tax year ends and the interim tax period since then). Management believes there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Note 7 – Line of Credit

The Fund participates in a short-term credit agreement (“Line of Credit) with The Huntington National Bank, the custodian of the Fund’s investments expiring on May 27, 2016. Borrowing under this agreement bear interest at London Interbank Offered Rate (“LIBOR”) plus 1.500%. Maximum borrowings for the Fund is the lesser of $3,000,000 or 30% of the Fund’s daily market value. The Fund did not draw on the line of credit during the six months ended June 30, 2015.

Note 8 – Other Matters

On May 7, 2010, each of William Mason, the Portfolio Manager for the Income Fund and Opportunity Fund, and DLA, the Fund’s principal underwriter and distributor, received a Notice of Complaint from the Department of Enforcement of the Financial Industry Regulatory Authority (“FINRA”) relating to Mr. Mason’s activities as head of the fixed income trading department of DLA and DLA’s activities as a municipal securities and collateralized mortgage obligations dealer. The Notice of Complaint alleged that each of Mr. Mason and DLA had violated certain NASD and Municipal Securities Rule Making Board fair pricing rules relating to the period January 1, 2005 through January 31, 2007. On April 4, 2012, a FINRA hearing panel issued a decision in this matter, finding that DLA willfully charged excessive markups on certain municipal bond and CMO transactions involving customers, and assessed monetary fines and other sanctions against DLA and Mr. Mason, including the suspension described below. Both DLA and Mr. Mason appealed the decision.

22	SPIRIT OF AMERICA

NOTES TO FINANCIAL STATEMENTS (CONT.)	JUNE 30, 2015 (UNAUDITED)

On May 27, 2011, FINRA filed a complaint against DLA, the Fund’s principal underwriter and distributor, related to its sales practices in connection with its role as managing dealer of an unaffiliated Real Estate Investment Trust offering, Apple REIT Ten, Inc. (“Apple REIT”). More specifically, FINRA alleged that DLA failed to conduct adequate due diligence, thereby leaving it without a reasonable basis for recommending customer purchases of Apple REIT, in addition to using false, exaggerated and misleading statements regarding the performance of earlier closed Apple REITs. In June 2011, several class action complaints were filed against DLA, Apple REIT entities and certain individuals, also in connection with the sale of various Apple REIT securities. In January 2012, FINRA amended its complaint to add David Lerner as an individual respondent and alleged violations of Section 17(a) of the Securities Act of 1933, as amended, including allegations of false, exaggerated and misleading communications to the public, through customer correspondence and investment seminars, about the investment returns, market values, performance of earlier closed Apple REITs as well as allegations of untrue statements and/or omitted material facts concerning the prior performance, steady distribution rates, unchanging valuations, and prospects of the earlier closed Apple REITs and/or Apple REIT. On October 22, 2012, DLA, Mr. Lerner and Mr. Mason settled all of the foregoing FINRA investigations and actions involving Apple REIT securities and municipal bond and collateralized mortgage obligation pricing. Without admitting or denying the allegations, in connection with the settlement, DLA, Mr. Lerner and Mr. Mason each agreed, among other things, to pay a fine; and Mr. Lerner agreed to a suspension from affiliation with any FINRA member, including DLA, in any capacity for a period of one year and in any principal capacity for a period of two years thereafter beginning on November 19, 2012; and Mr. Mason agreed to a suspension from affiliation with any FINRA member, including DLA, in any capacity for a period of six months, which suspension ended on June 16, 2013. The fines and suspensions do not involve the Funds or the Adviser. On April 3, 2013, the class action complaints were dismissed, with prejudice, in their entirety. On April 12, 2013, plaintiffs filed a notice of appeal of the class action dismissal. On April 23, 2014, the United States Court of Appeals for the Second Circuit substantially affirmed the April 3, 2013 decision of United States District Judge, Kiyo A. Matsumoto, dismissing with prejudice the class action complaint in In Re Apple REITs Litigation. The Second Circuit held that Judge Matsumoto correctly found that there were no material misrepresentations or omissions in the offering materials for Apple REITs Six through Ten. The appeals court upheld dismissal of ten of the thirteen claims in the case, including all federal and state securities law claims, and also upheld Judge Matsumoto’s refusal to allow plaintiffs to amend their complaint. The appeals court remanded three state common law claims to the District Court for the Eastern District of New York for further proceedings. On March 25, 2015, the District Court dismissed the remaining state common law claims against DLA, with prejudice. Plaintiffs did not file an appeal. Neither the Adviser nor the Funds were a party to any of the investigations or actions listed in this section.

In October 2013, a class action litigation, titled Lewis v. Delaware Charter Guarantee & Trust Company, et al., (the “Litigation”) was commenced in federal court in Nevada against DLA, the Funds’ principal underwriter and distributor, along with other defendants, alleging, inter alia, breach of fiduciary duty, aiding and abetting breach of fiduciary duty, negligence and misrepresentation. The plaintiffs, purportedly customers who maintain individual retirement accounts at DLA which contained non-traded REIT securities, allege, among other things, that the defendants failed to accurately provide annual fair market values for those REIT securities. The Litigation was

INCOME & OPPORTUNITY FUND	23

NOTES TO FINANCIAL STATEMENTS (CONT.)	JUNE 30, 2015 (UNAUDITED)

transferred to the U.S. District Court for the Eastern District of New York. On March 30, 2015, the District Court dismissed all claims against DLA, with prejudice. Plaintiffs appealed that dismissal. While it is unlikely that plaintiffs’ appeal will be successful, there cannot be any assurance that if the class action plaintiffs were to ultimately be successful in the pursuit of an appeal of the decision dismissing the claims against DLA that such outcome would not materially affect DLA’s ability to act as the Funds’ principal underwriter and distributor, although it is no considered likely at this time that such material and adverse effects would occur. Neither the Adviser nor the Funds were a party to the Litigation.

Note 9 – Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund and has determined that there were no events that require recognition or disclosure in the financial statements.

24	SPIRIT OF AMERICA

Proxy Voting Information

The Company’s Statement of Additional Information (“SAI”) containing a description of the policies and procedures that the Spirit of America Income & Opportunity Fund uses to determine how to vote proxies relating to portfolio securities, along with the Company’s proxy voting record relating to portfolio securities held during the 12-month period ended June 30 are available (i) without charge, upon request, by calling (516) 390-5565; and (ii) on the SEC’s website at http://www.sec.gov.

Information on Form N-Q

The Company will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Company’s Forms N-Q will be available on the SEC’s website at http://www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0030.

Investment Adviser

Spirit of America Management Corp.

477 Jericho Turnpike

P.O. Box 9006

Syosset, NY 11791-9006

Distributor

David Lerner Associates, Inc.

477 Jericho Turnpike

P.O. Box 9006

Syosset, NY 11791-9006

Shareholder Services

Huntington Asset Services, Inc.

2960 North Meridian Street, Suite 300

Indianapolis, IN 46208

Custodian

The Huntington National Bank

7 Easton Oval

Columbus, OH 43219

Independent Registered Public Accounting Firm

Tait Weller & Baker LLP

1818 Market Street, Suite 2400

Philadelphia, PA 19103

Counsel

Blank Rome LLP

405 Lexington Avenue

New York, NY 10174

For additional information about the Spirit of America Income & Opportunity Fund, call (800) 452-4892 or (610) 382-7819.

This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus which includes details regarding the Fund’s objectives, risks, policies, expenses, and other information.

©Copyright 2015 Spirit of America        SOAIO-SAR15

Item 2. Code of Ethics. NOT APPLICABLE – disclosed with annual report

Item 3. Audit Committee Financial Expert. NOT APPLICABLE- disclosed with annual report

Item 4. Principle Accountant Fees and Services. NOT APPLICABLE – disclosed with annual report

Item 5. Audit Committee of Listed Companies. NOT APPLICABLE – applies to listed companies only

Item 6. Schedule of Investments. Schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. NOT APPLICABLE – applies to closed-end funds only

Item 8. Portfolio Managers of Closed-End Investment Companies. NOT APPLICABLE – applies to closed-end funds only

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. NOT APPLICABLE – applies to closed-end funds only

Item 10. Submission of Matters to a Vote of Security Holders.

NOT APPLICABLE

Item 11. Controls and Procedures.

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-2 under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not Applicable – filed with annual report

(a)(2) Certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2 under the Investment Company Act of 1940 are filed herewith.

(a)(3) Not Applicable – there were no written solicitations to purchase securities under Rule 23c-1 during the period

(b) Certification pursuant to 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is filed herewith

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Spirit of America Investment Fund, Inc.

By (Signature and Title)*	/s/ David Lerner
David Lerner, Principal Executive Officer

Date	9/2/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ David Lerner
David Lerner, Principal Executive Officer

Date	9/2/15

By (Signature and Title)*	/s/ Alan P. Chodosh
Alan P. Chodosh, Principal Financial Officer

Date	8/31/15